UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 87.5%
GuideStone Funds Money Market Fund (GS4 Class)¥	445,317	$445,317
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	121,927	1,549,696
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	131,419	1,772,846
GuideStone Funds Extended- Duration Bond Fund (GS4 Class)¥	15,027	221,049
GuideStone Funds Global Bond Fund (GS4 Class)¥	33,542	341,462
GuideStone Funds Equity Index Fund (GS4 Class)¥	18,022	347,278
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	44,796	578,766
GuideStone Funds Value Equity Fund (GS4 Class)¥	85,649	1,611,063
GuideStone Funds Growth Equity Fund (GS4 Class)¥	90,039	1,610,790
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	28,019	457,831
GuideStone Funds International Equity Fund (GS4 Class)¥	70,986	1,393,446

Total Affiliated Mutual Funds (Cost $10,296,247)		10,329,544

EXCHANGE TRADED FUND — 14.7%
iShares Lehman Treasury Inflation Protected Securities Fund (Cost $1,722,629)	17,205	1,737,705

TOTAL INVESTMENTS — 102.2% (Cost $12,018,876)		12,067,249
Liabilities in Excess of Other Assets — (2.2)%		(257,472)

NET ASSETS — 100.0%		$11,809,777

1	See Notes to Schedules of Investments.

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.4%
GuideStone Funds Money Market Fund (GS4 Class)¥	2,047,468	$2,047,468
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	144,035	1,830,688
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	232,086	3,130,846
GuideStone Funds Extended- Duration Bond Fund (GS4 Class)¥	87,074	1,280,858
GuideStone Funds Global Bond Fund (GS4 Class)¥	161,297	1,642,008
GuideStone Funds Equity Index Fund (GS4 Class)¥	50,852	979,919
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	142,531	1,841,502
GuideStone Funds Value Equity Fund (GS4 Class)¥	302,409	5,688,311
GuideStone Funds Growth Equity Fund (GS4 Class)¥	318,436	5,696,823
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	91,298	1,491,812
GuideStone Funds International Equity Fund (GS4 Class)¥	226,491	4,446,020

Total Affiliated Mutual Funds (Cost $30,032,206)		30,076,255

EXCHANGE TRADED FUND — 7.2%
iShares Lehman Treasury Inflation Protected Securities Fund (Cost $2,164,500)	21,660	2,187,660

TOTAL INVESTMENTS — 105.6% (Cost $32,196,706)		32,263,915
Liabilities in Excess of Other Assets — (5.6)%		(1,709,000)

NET ASSETS — 100.0%		30,554,915

See Notes to Schedules of Investments.	2

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.5%
GuideStone Funds Money Market Fund (GS4 Class)¥	333,746	$333,746
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	71,097	959,098
GuideStone Funds Extended- Duration Bond Fund (GS4 Class)¥	65,115	957,836
GuideStone Funds Global Bond Fund (GS4 Class)¥	130,039	1,323,795
GuideStone Funds Equity Index Fund (GS4 Class)¥	36,583	704,952
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	97,278	1,256,835
GuideStone Funds Value Equity Fund (GS4 Class)¥	196,065	3,687,974
GuideStone Funds Growth Equity Fund (GS4 Class)¥	206,470	3,693,746
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	79,713	1,302,506
GuideStone Funds International Equity Fund (GS4 Class)¥	192,696	3,782,615

Total Affiliated Mutual Funds (Cost $17,982,974)		18,003,103

TOTAL INVESTMENTS — 100.5% (Cost $17,982,974)		18,003,103
Liabilities in Excess of Other Assets — (0.5)%		(95,691)

NET ASSETS — 100.0%		$17,907,412

3	See Notes to Schedules of Investments.

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 101.1%
GuideStone Funds Money Market Fund (GS4 Class)¥	288,381	$288,381
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	6,709	90,498
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	6,145	90,390
GuideStone Funds Global Bond Fund (GS4 Class)¥	30,380	309,271
GuideStone Funds Equity Index Fund (GS4 Class)¥	19,893	383,342
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	52,889	683,331
GuideStone Funds Value Equity Fund (GS4 Class)¥	106,374	2,000,893
GuideStone Funds Growth Equity Fund (GS4 Class)¥	112,013	2,003,906
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	48,330	789,714
GuideStone Funds International Equity Fund (GS4 Class)¥	111,658	2,191,853

Total Affiliated Mutual Funds (Cost $8,786,168)		8,831,579

TOTAL INVESTMENTS — 101.1% (Cost $8,786,168)		8,831,579
Liabilities in Excess of Other Assets — (1.1)%		(100,158)

NET ASSETS — 100.0%		$8,731,421

See Notes to Schedules of Investments.	4

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.5%
GuideStone Funds Money Market Fund (GS4 Class)¥	169,834	$169,834
GuideStone Funds Equity Index Fund (GS4 Class)¥	12,007	231,373
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	36,425	470,614
GuideStone Funds Value Equity Fund (GS4 Class)¥	59,060	1,110,922
GuideStone Funds Growth Equity Fund (GS4 Class)¥	62,077	1,110,553
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	28,298	462,385
GuideStone Funds International Equity Fund (GS4 Class)¥	64,079	1,257,867

Total Affiliated Mutual Funds (Cost $4,773,201)		4,813,548

TOTAL INVESTMENTS — 99.5% (Cost $4,773,201)		4,813,548
Other Assets in Excess of Liabilities — 0.5%		25,999

NET ASSETS — 100.0%		$4,839,547

5	See Notes to Schedules of Investments.

Flexible Income Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.1%
GuideStone Funds Money Market Fund (GS4 Class)¥	2,599,046	$2,599,046
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	18,266,850	232,171,659
GuideStone Funds Equity Index Fund (GS4 Class)¥	282,546	5,444,669
GuideStone Funds Value Equity Fund (GS4 Class)¥	1,262,676	23,750,943
GuideStone Funds Growth Equity Fund (GS4 Class)¥	1,278,439	22,871,279
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	386,948	6,322,734
GuideStone Funds International Equity Fund (GS4 Class)¥	933,901	18,332,470

Total Affiliated Mutual Funds (Cost $268,017,579)		311,492,800

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$70,000	68,780
U.S. Treasury Note
4.75%, 12/31/08	2,800,000	2,804,595

Total U.S. Treasury Obligations (Cost $2,874,215)		2,873,375

TOTAL INVESTMENTS — 100.0% (Cost $270,891,794)		314,366,175
Liabilities in Excess of Other Assets — 0.0%		(2,486)

NET ASSETS — 100.0%		$314,363,689

See Notes to Schedules of Investments.	6

Growth & Income Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Funds Money Market Fund (GS4 Class)¥	10,987,695	$10,987,695
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	15,508,326	197,110,824
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	24,637,676	332,362,254
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	9,003,408	132,440,137
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,332,860	44,954,211
GuideStone Funds Value Equity Fund (GS4 Class)¥	10,596,494	199,320,055
GuideStone Funds Growth Equity Fund (GS4 Class)¥	11,012,556	197,014,625
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	3,168,968	51,780,945
GuideStone Funds International Equity Fund (GS4 Class)¥	9,118,642	178,998,937

Total Affiliated Mutual Funds (Cost $1,127,405,029)		1,344,969,683

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$600,000	589,547
U.S. Treasury Note
4.88%, 02/15/12	6,925,000	7,035,100

Total U.S. Treasury Obligations (Cost $7,577,728)		7,624,647

TOTAL INVESTMENTS — 99.8% (Cost $1,134,982,757)		1,352,594,330
Other Assets in Excess of Liabilities — 0.2%		2,295,721

NET ASSETS — 100.0%		$1,354,890,051

7	See Notes to Schedules of Investments.

Capital Opportunities Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	14,608,761	$14,608,761
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	6,371,928	80,987,204
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	9,847,452	132,842,125
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	3,579,627	52,656,319
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,862,069	55,152,066
GuideStone Funds Value Equity Fund (GS4 Class)¥	13,224,602	248,754,773
GuideStone Funds Growth Equity Fund (GS4 Class)¥	13,587,543	243,081,145
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	3,830,427	62,589,180
GuideStone Funds International Equity Fund (GS4 Class)¥	11,007,037	216,068,143

Total Affiliated Mutual Funds (Cost $885,612,739)		1,106,739,716

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$730,000	717,282
U.S. Treasury Note
4.88%, 02/15/12	3,515,000	3,570,885

Total U.S. Treasury Obligations (Cost $4,270,720)		4,288,167

TOTAL INVESTMENTS — 100.0% (Cost $889,883,459)		1,111,027,883
Liabilities in Excess of Other Assets — 0.0%		(52,014)

NET ASSETS — 100.0%		$1,110,975,869

See Notes to Schedules of Investments.	8

Global Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	16,779,466	$16,779,466
GuideStone Funds Equity Index Fund (GS4 Class)¥	3,480,389	67,067,099
GuideStone Funds Value Equity Fund (GS4 Class)¥	16,012,834	301,201,405
GuideStone Funds Growth Equity Fund (GS4 Class)¥	16,640,560	297,699,613
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	4,604,554	75,238,420
GuideStone Funds International Equity Fund (GS4 Class)¥	12,838,616	252,022,036

Total Affiliated Mutual Funds (Cost $771,553,632)		1,010,008,039

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.95%, 08/09/07‡‡ (Cost $746,426)	$760,000	746,759

TOTAL INVESTMENTS — 100.0% (Cost $772,300,058)		1,010,754,798
Liabilities in Excess of Other Assets — 0.0%		(72,380)

NET ASSETS — 100.0%		$1,010,682,418

9	See Notes to Schedules of Investments.

Flexible Income Fund I
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Funds Money Market Fund (GS2 Class)¥	546,701	$546,701
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	5,539,570	49,357,566
GuideStone Funds Equity Index Fund (GS2 Class)¥	103,704	1,155,266
GuideStone Funds Value Equity Fund (GS2 Class)¥	470,437	5,043,084
GuideStone Funds Growth Equity Fund (GS2 Class)¥	429,400	4,856,511
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	115,862	1,341,677
GuideStone Funds International Equity Fund (GS2 Class)¥	239,372	3,892,182

Total Affiliated Mutual Funds (Cost $67,482,833)		66,192,987

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$20,000	19,652
U.S. Treasury Note
4.75%, 12/31/08	525,000	525,861

Total U.S. Treasury Obligations (Cost $545,680)		545,513

TOTAL INVESTMENTS — 100.0% (Cost $68,028,513)		66,738,500
Liabilities in Excess of Other Assets — 0.0%		(15,923)

NET ASSETS — 100.0%		$66,722,577

See Notes to Schedules of Investments.	10

Growth & Income Fund I
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.1%
GuideStone Funds Money Market Fund (GS2 Class)¥	3,672,509	$3,672,509
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	5,424,511	48,332,392
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	9,560,770	81,457,758
GuideStone Funds Extended- Duration Bond Fund (GS2 Class)¥	4,082,098	32,452,681
GuideStone Funds Equity Index Fund (GS2 Class)¥	988,502	11,011,912
GuideStone Funds Value Equity Fund (GS2 Class)¥	4,554,513	48,824,380
GuideStone Funds Growth Equity Fund (GS2 Class)¥	4,268,467	48,276,362
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	1,096,163	12,693,563
GuideStone Funds International Equity Fund (GS2 Class)¥	2,697,135	43,855,414

Total Affiliated Mutual Funds (Cost $326,521,395)		330,576,971

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$210,000	206,341
U.S. Treasury Note
4.88%, 02/15/12	2,450,000	2,488,953

Total U.S. Treasury Obligations (Cost $2,685,901)		2,695,294

TOTAL INVESTMENTS — 99.9% (Cost $329,207,296)		333,272,265
Other Assets in Excess of Liabilities — 0.1%		301,490

NET ASSETS — 100.0%		$333,573,755

11	See Notes to Schedules of Investments.

Capital Opportunities Fund I
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.5%
GuideStone Funds Money Market Fund (GS2 Class)¥	3,976,478	$3,976,478
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	1,942,505	17,307,719
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	3,331,006	28,380,169
GuideStone Funds Extended- Duration Bond Fund (GS2 Class)¥	1,414,295	11,243,648
GuideStone Funds Equity Index Fund (GS2 Class)¥	1,056,542	11,769,877
GuideStone Funds Value Equity Fund (GS2 Class)¥	4,953,461	53,101,106
GuideStone Funds Growth Equity Fund (GS2 Class)¥	4,588,411	51,894,925
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	1,153,522	13,357,784
GuideStone Funds International Equity Fund (GS2 Class)¥	2,836,643	46,123,809

Total Affiliated Mutual Funds (Cost $224,054,428)		237,155,515

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$180,000	176,864
U.S. Treasury Note
4.88%, 02/15/12	940,000	954,945

Total U.S. Treasury Obligations (Cost $1,127,720)		1,131,809

TOTAL INVESTMENTS — 100.0% (Cost $225,182,148)		238,287,324
Liabilities in Excess of Other Assets — 0.0%		(32,456)

NET ASSETS — 100.0%		$238,254,868

See Notes to Schedules of Investments.	12

Global Equity Fund I
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Funds Money Market Fund (GS2 Class)¥	3,500,010	$3,500,010
GuideStone Funds Equity Index Fund (GS2 Class)¥	1,127,081	12,555,682
GuideStone Funds Value Equity Fund (GS2 Class)¥	5,261,035	56,398,291
GuideStone Funds Growth Equity Fund (GS2 Class)¥	4,932,139	55,782,489
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	1,217,568	14,099,440
GuideStone Funds International Equity Fund (GS2 Class)¥	2,904,102	47,220,698

Total Affiliated Mutual Funds (Cost $178,296,191)		189,556,610

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.95%, 08/09/07‡‡ (Cost $137,500)	$140,000	137,561

TOTAL INVESTMENTS — 100.0% (Cost $178,433,691)		189,694,171
Liabilities in Excess of Other Assets — 0.0%		(32,675)

NET ASSETS — 100.0%		$189,661,496

13	See Notes to Schedules of Investments.

Money Market Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 14.3%
Barclays Bank PLC NY
5.28%, 06/06/07	$46,000,000	$46,000,000
BNP Paribas NY
5.35%, 07/30/07	12,500,000	12,500,000
HBOS Treasury Services PLC NY
5.27%, 10/03/07	23,000,000	23,000,000
M&I Marshall & Ilsley Bank
5.30%, 04/16/07	10,000,000	10,000,000
Mizuho Corporate Bank NY
5.33%, 04/25/07	40,000,000	40,000,000
Washington Mutual Bank
5.30%, 04/18/07	25,000,000	25,000,000

Total Certificates of Deposit (Cost $156,500,000)		156,500,000

COMMERCIAL PAPER — 69.3%
Apreco LLC
5.23%, 06/25/07	8,000,000	7,901,211
AT&T, Inc.
5.25%, 04/19/07	15,000,000	14,960,625
5.24%, 05/07/07	20,000,000	19,895,200
Atlantis One Funding Corporation
5.21%, 07/30/07	19,000,000	18,670,350
Bank of America Credit Card Trust
5.26%, 05/02/07	7,000,000	6,968,294
5.25%, 06/13/07	11,000,000	10,882,896
BASF AG
5.24%, 04/11/07	41,000,000	40,940,322
5.25%, 04/16/07	11,750,000	11,724,297
Bear Stearns Co., Inc.
5.23%, 06/07/07	10,000,000	9,902,664
5.18%, 08/10/07	2,810,000	2,757,033
Beethoven Funding Corporation
5.23%, 06/12/07	4,000,000	3,958,160
Calyon North America, Inc.
5.24%, 06/11/07	8,000,000	7,917,403
CIT Group, Inc.
5.24%, 04/20/07	7,500,000	7,479,258
5.24%, 04/26/07	9,000,000	8,967,250
5.25%, 04/27/07	20,000,000	19,924,167
Citibank Credit Card Master Trust
5.26%, 04/17/07	25,000,000	24,941,611
Citigroup Funding, Inc.
5.25%, 04/09/07	6,000,000	5,993,000
5.25%, 04/26/07	28,000,000	27,897,917
5.25%, 05/22/07	3,700,000	3,672,481
5.25%, 07/05/07	2,000,000	1,972,292
Curzon Funding LLC
5.25%, 05/16/07	3,000,000	2,980,331
Dresdner U.S. Finance, Inc.
5.25%, 04/23/07	16,000,000	15,948,667
Fairway Finance Corporation
5.26%, 04/23/07	12,433,000	12,393,073
5.25%, 04/25/07	26,734,000	26,640,431
General Electric Capital Services, Inc.
5.18%, 07/18/07	8,500,000	8,367,910
5.19%, 08/21/07	11,000,000	10,774,812
Grampian Funding LLC
5.23%, 06/26/07	35,000,000	34,562,714
5.15%, 08/03/07	2,800,000	2,750,379
Greenwich Capital Holdings, Inc.
5.22%, 04/17/07	20,000,000	19,953,600
5.20%, 08/14/07	20,000,000	19,610,000
Greyhawk Funding LLC
5.25%, 04/24/07	25,000,000	24,916,146
HBOS Treasury Services PLC
5.24%, 04/25/07	25,000,000	24,907,815
Honeywell International, Inc.
5.40%, 04/02/07	14,124,000	14,121,881
Irish Life & Permanent PLC
5.25%, 04/11/07	9,000,000	8,986,875
5.23%, 06/27/07	45,000,000	44,431,781
Lehman Brothers Holdings, Inc.
5.49%, 04/12/07†	23,000,000	23,000,000
MetLife, Inc.
5.22%, 06/05/07	31,000,000	30,707,825
5.22%, 06/15/07	6,000,000	5,934,750
Morgan Stanley
5.50%, 07/06/07	8,000,000	8,000,000
Nestle Capital Corporation
5.24%, 04/10/07	15,936,000	15,915,124
5.15%, 08/10/07	7,180,000	7,045,445
Polonius, Inc.
5.25%, 05/22/07	7,000,000	6,947,937
5.25%, 06/20/07	9,000,000	8,895,000
Regency Markets No. 1 LLC
5.25%, 05/18/07	5,000,000	4,965,762
Skandinaviska Enskilda Banken AB
5.21%, 08/08/07	5,000,000	4,906,744
Solitaire Funding LLC
5.25%, 05/08/07	6,275,000	6,241,141
5.25%, 05/23/07	4,000,000	3,969,696
St. George Bank, Ltd.
5.21%, 08/07/07	24,345,000	23,894,022
Tulip Funding Corporation
5.30%, 04/25/07	3,000,000	2,989,400
UBS Finance Delaware LLC
5.24%, 04/24/07	22,000,000	21,926,349
5.23%, 06/01/07	13,650,000	13,529,034
Unicredito Italiano Bank
5.15%, 08/10/07	21,695,000	21,288,430
Victory Receivables Corporation
5.28%, 04/16/07	23,000,000	22,949,400

Total Commercial Paper (Cost $761,778,905)		761,778,905

MASTER NOTES — 3.3%
Citigroup Global Markets, Inc.
5.51%, 04/02/07†	15,000,000	15,000,000
Goldman Sachs Group
5.37%, 04/24/07†@	21,150,000	21,150,000

Total Master Notes (Cost $36,150,000)		36,150,000

See Notes to Schedules of Investments.	14

Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BOND — 0.9%
Bergen County, New Jersey Improvement Authority, Series D Revenue Bond (Wachovia Bank NA Insured)
5.39%, 04/05/07† (Cost $10,000,000)	$10,000,000	$10,000,000

VARIABLE RATE OBLIGATIONS — 11.2%
Allstate Life Global Funding II
5.33%, 04/27/07 144A†	20,000,000	20,000,000
Bear Stearns Co., Inc.
5.38%, 04/30/07†	10,000,000	10,000,000
Bosma Industries for the Blind, Inc.
5.47%, 04/05/07†	785,000	785,000
CC USA, Inc.
5.35%, 04/04/07 144A†	24,000,000	24,004,631
General Electric Capital Corporation
5.45%, 04/17/07†	2,240,000	2,240,684
5.28%, 04/24/07†	5,500,000	5,500,000
Merrill Lynch & Co., Inc.
5.33%, 05/29/07†	10,000,000	10,000,000
Metropolitan Life Global Funding I
5.42%, 04/30/07 144A†	10,000,000	10,000,000
Park Street Properties I LLC
5.32%, 04/04/07†	450,000	450,000
Principal Life Income Funding Trusts
5.36%, 06/07/07†	6,400,000	6,402,611
Racers Trust
5.34%, 04/23/07 144A†	8,600,000	8,600,000
Sedna Finance, Inc.
5.32%, 06/29/07 144A†	6,000,000	5,999,135
Shipley Group LP
5.42%, 04/05/07†	1,300,000	1,300,000
Skandinaviska Enskilda Banken AB
5.32%, 06/08/07 144A†	10,000,000	10,000,000
Westpac Banking Corporation
5.40%, 06/11/07†	8,250,000	8,250,000

Total Variable Rate Obligations (Cost $123,532,061)		123,532,061

TOTAL INVESTMENTS — 99.0% (Cost $1,087,960,966)		1,087,960,966
Other Assets in Excess of Liabilities — 1.0%		10,733,361

NET ASSETS — 100.0%		$1,098,694,327

15	See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Bank
5.00%, 04/02/07	$9,000,000	$8,997,500
5.17%, 04/11/07	2,000,000	1,996,840
Small Business Administration
6.95%, 11/10/16	1,051,876	1,090,060

Total Agency Obligations (Cost $12,062,905)		12,084,400

ASSET-BACKED SECURITIES — 18.0%
Accredited Mortgage Loan Trust
5.42%, 09/25/35 STEP	68,806	68,806
ACE Securities Corporation
5.52%, 04/25/35 STEP	72,127	72,127
Amresco Independence Funding, Inc.
6.75%, 06/15/26 144A†	614,948	612,963
Asset-Backed Securities Corporation Home Equity
5.60%, 09/25/34 STEP	287,352	287,194
5.37%, 11/25/36 STEP	1,109,342	1,109,340
BA Credit Card Trust
4.72%, 05/15/13	2,725,000	2,725,071
Bear Stearns Asset-Backed Securities, Inc.
5.40%, 02/25/29†	934,256	934,383
5.41%, 11/25/35†	1,214,695	1,214,385
5.40%, 01/25/36†	2,218,141	2,217,659
5.37%, 11/25/36†	1,508,408	1,507,701
Business Loan Express
7.25%, 01/01/25 144A†	370,261	342,942
Capital Auto Receivables Asset Trust
3.35%, 02/15/08	707,756	706,761
4.05%, 07/15/09‡‡	2,551,490	2,538,922
5.31%, 10/20/09 144A	1,900,000	1,901,420
5.32%, 03/20/10 144A	2,300,000	2,307,058
Carrington Mortgage Loan Trust
5.39%, 04/25/36 STEP	682,400	682,490
Chase Issuance Trust
3.22%, 06/15/10	2,425,000	2,399,234
5.34%, 02/15/12†	1,725,000	1,726,445
Chase Manhattan Auto Owner Trust
5.13%, 05/15/11	1,500,000	1,502,167
5.11%, 04/15/14	1,500,000	1,507,523
Citigroup Mortgage Loan Trust, Inc.
5.38%, 04/25/36 STEP	891,057	891,157
Countrywide Asset-Backed Certificates
5.47%, 03/25/25†	799,618	799,724
5.41%, 02/01/27 STEP	952,456	952,544
5.44%, 11/25/28 STEP	202,314	202,314
DaimlerChrysler Auto Trust
3.49%, 12/08/08	694,124	691,698
5.33%, 08/08/10	2,825,000	2,831,625
Discover Card Master Trust I
5.33%, 09/16/10†	2,425,000	2,426,000
Encore Credit Receivables Trust
5.42%, 01/01/36 STEP	66,841	66,835
FHLMC Structured Pass-Through Securities
5.58%, 08/25/31 STEP	1,748,147	1,755,730
Fieldstone Mortgage Investment Corporation
5.44%, 02/25/36 STEP	1,051,784	1,051,913
First Franklin Mortgage Loan Asset-Backed Certificates
5.37%, 11/25/36 STEP	1,673,072	1,672,948
5.37%, 12/25/36 STEP	1,504,794	1,504,356
Ford Credit Auto Owner Trust
4.24%, 03/15/08	60,781	60,781
5.26%, 10/15/10	3,825,000	3,833,156
5.25%, 09/15/11	2,900,000	2,913,425
Fremont Home Loan Trust
5.37%, 10/25/36 STEP	402,628	402,415
GE Capital Credit Card Master Note Trust
5.08%, 09/15/12	2,500,000	2,510,513
4.13%, 06/15/13	1,000,000	976,836
Green Tree Financial Corporation
6.04%, 11/01/29	36,222	36,628
GSAA Trust
5.64%, 12/25/34 STEP	1,010,283	1,012,763
GSAMP Trust
5.39%, 01/25/36 STEP	346,554	346,554
Harley-Davidson Motorcycle Trust
5.22%, 06/15/13	2,650,000	2,667,947
Home Equity Asset Trust
5.44%, 01/25/36 STEP	742,211	742,292
5.43%, 02/25/36 STEP	467,490	467,559
Honda Auto Receivables Owner Trust
2.40%, 02/21/08	109,684	109,684
3.30%, 06/15/08	648,166	645,992
5.10%, 09/18/08	2,074,509	2,073,213
2.91%, 10/20/08	1,005,767	998,365
3.53%, 10/21/08	1,279,772	1,273,420
3.87%, 04/20/09	2,436,792	2,419,108
4.46%, 05/20/09	2,285,415	2,275,245
Hyundai Auto Receivables Trust
5.13%, 02/16/09	266,782	266,657
IFC SBA Loan-Backed Adjustable Rate Certificate
6.25%, 01/15/24 144A†	419,677	417,185
Indymac Residential Asset-Backed Trust
5.38%, 06/25/36 STEP	672,016	672,090
JP Morgan Mortgage Acquisition Corporation
5.40%, 05/25/25 STEP	376,108	376,140
Long Beach Auto Receivables Trust
5.17%, 08/15/11	4,100,000	4,103,108
Long Beach Mortgage Loan Trust
5.39%, 03/25/36 STEP	1,026,746	1,026,850
5.35%, 06/25/36 STEP	287,955	287,981
5.36%, 11/25/36 STEP	1,203,905	1,203,813
MASTR Asset-Backed Securities Trust
5.39%, 12/25/35 STEP	1,019,684	1,019,843

See Notes to Schedules of Investments.	16

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MBNA Credit Card Master Note Trust
5.82%, 03/15/10†	$1,800,000	$1,803,904
MBNA Master Credit Card Trust
5.58%, 08/15/13†	2,200,000	2,219,824
Merrill Lynch Mortgage Investors, Inc.
5.35%, 06/25/37 STEP	1,125,683	1,125,732
Morgan Stanley ABS Capital I
5.42%, 05/25/32 STEP	705,888	706,018
5.35%, 06/25/36 STEP	2,048,705	2,048,701
5.36%, 06/25/36 STEP	108,894	108,894
Nelnet Student Loan Trust
5.32%, 10/27/14†	4,410,427	4,410,427
5.37%, 01/26/15†	3,281,885	3,282,788
5.45%, 07/25/16†	676,604	677,308
5.45%, 10/25/16†	1,150,467	1,150,723
New Century Home Equity Loan Trust
5.40%, 01/25/36 STEP	665,660	665,360
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	2,538,778	2,537,587
Nomura Home Equity Loan, Inc.
5.40%, 02/25/36 STEP	876,441	876,597
5.39%, 03/25/36 STEP	2,082,632	2,082,803
Novastar Home Equity Loan
5.37%, 06/25/36 STEP	1,379,335	1,379,436
Option One Mortgage Loan Trust
5.42%, 11/25/35 STEP	589,512	589,572
5.37%, 07/25/36 STEP	765,147	765,182
5.36%, 02/25/37 STEP	1,418,288	1,418,193
Ownit Mortgage Loan Asset-Backed Certificates
5.44%, 08/25/36 STEP	1,112,612	1,112,726
PBG Equipment Trust
6.27%, 01/20/12 144A	139,149	139,208
People’s Choice Home Loan Securities Trust
5.44%, 08/25/35 STEP	62,220	62,215
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	342,140
Popular ABS Mortgage Pass-Through Trust
5.57%, 09/25/34†	726,272	726,445
Quest Trust
5.88%, 06/25/34 STEP 144A	74,182	74,325
Renaissance Home Equity Loan Trust
5.40%, 05/25/36 STEP	1,091,095	1,091,324
Residential Asset Mortgage Products, Inc.
5.43%, 05/25/25 STEP	194,731	194,744
5.40%, 07/25/36†	2,320,623	2,320,618
Residential Asset Securities Corporation
5.39%, 04/25/36 STEP	520,879	520,989
Saxon Asset Securities Trust
5.38%, 03/25/36 STEP	1,077,724	1,077,801
Securitized Asset-Backed Receivables LLC Trust
5.37%, 05/25/36 STEP	1,645,561	1,645,640
SG Mortgage Securities Trust
5.42%, 09/25/35 STEP	71,689	71,682
SLC Student Loan Trust
5.33%, 12/15/10†	217,347	217,297
SLM Student Loan Trust
5.54%, 01/25/13†	2,116,285	2,117,885
5.33%, 07/25/13†	5,578,439	5,578,490
5.35%, 10/25/18†	2,387,595	2,386,103
Soundview Home Equity Loan Trust
5.39%, 04/25/36 STEP	302,617	302,639
5.44%, 01/25/37 STEP	2,440,278	2,440,039
Specialty Underwriting & Residential Finance
5.44%, 06/25/36 STEP	506,820	506,861
5.35%, 06/25/37 STEP	470,729	470,754
5.37%, 11/25/37 STEP	1,419,668	1,418,781
Structured Asset Investment Loan Trust
5.39%, 03/25/36 STEP	1,036,591	1,036,141
5.37%, 07/25/36 STEP	513,225	512,538
Structured Asset Receivables Trust
5.11%, 04/21/11 144A†	3,168,576	3,167,586
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,802,816	1,743,432
5.37%, 05/25/36 STEP	1,112,533	1,112,446
5.37%, 10/25/36 STEP	1,566,303	1,566,188
USAA Auto Owner Trust
3.03%, 06/16/08	7,611	7,603
3.16%, 02/17/09	876,473	872,393
5.31%, 03/16/09	2,574,098	2,574,167
3.90%, 07/15/09	1,677,334	1,667,365
4.89%, 08/15/12	2,500,000	2,496,092
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	2,998,593
Wachovia Student Loan Trust
5.34%, 10/25/13 144A†	373,118	373,118

Total Asset-Backed Securities (Cost $149,235,058)		149,146,415

COMMERCIAL PAPER — 1.8%
Bank of America Corporation
5.23%, 06/15/07 (Cost $15,232,204)	15,400,000	15,233,492

CORPORATE BONDS — 10.7%
Abbott Laboratories
5.38%, 05/15/09Δ	690,000	695,299
American Express Centurion Bank
5.32%, 05/07/08†	1,900,000	1,900,049
Anadarko Petroleum Corporation
5.76%, 09/15/09†	925,000	927,598
ASIF Global Financing XXIII
3.90%, 10/22/08 144A	420,000	412,172
ASIF Global Financing XXVIII
5.40%, 05/03/07 144A†	3,200,000	3,200,301

17	See Notes to Schedules of Investments.

	Par	Value
Bank One Corporation
2.63%, 06/30/08Δ	$360,000	$349,203
6.00%, 08/01/08	550,000	555,205
Bear Stearns Co., Inc.
5.30%, 01/09/08†	3,200,000	3,199,459
BellSouth Corporation
4.20%, 09/15/09	2,217,000	2,172,128
Burlington Northern Santa Fe Corporation
7.88%, 04/15/07	1,900,000	1,901,231
Caterpillar Financial Services Corporation
5.43%, 10/28/08†	5,500,000	5,508,508
Citigroup, Inc.
3.50%, 02/01/08	1,600,000	1,578,432
3.63%, 02/09/09Δ	2,750,000	2,684,960
Clorox Co.
5.49%, 12/14/07†	1,500,000	1,501,251
Comcast LCI Holdings
7.63%, 02/15/08	725,000	737,593
ConocoPhillips Australia Funding Co.
5.46%, 04/09/09†	1,100,000	1,100,991
CSX Corporation
6.25%, 10/15/08	1,710,000	1,731,539
DaimlerChrysler NA Holding Corporation
5.36%, 09/10/07†	3,800,000	3,806,300
Dominion Resources, Inc.
5.66%, 09/28/07†	3,500,000	3,501,813
Federated Department Stores, Inc.
6.63%, 09/01/08	150,000	152,370
FedEx Corporation
5.44%, 08/08/07†	1,800,000	1,801,402
Gannett Co., Inc.
4.13%, 06/15/08	2,390,000	2,358,830
General Electric Capital Corporation
8.75%, 05/21/07	610,000	612,596
3.45%, 07/16/07	1,300,000	1,293,416
9.83%, 12/15/08	350,000	377,217
5.39%, 03/16/09†	3,800,000	3,801,531
Golden West Financial Corporation
4.13%, 08/15/07Δ	310,000	308,766
Goldman Sachs Group, Inc.
5.54%, 02/06/12†Δ	925,000	924,376
5.30%, 02/14/12Δ	1,500,000	1,502,027
HSBC Bank USA NA
5.42%, 09/21/07†	400,000	400,254
HSBC Finance Corporation
4.13%, 12/15/08Δ	700,000	687,999
4.13%, 11/16/09Δ	700,000	683,804
JPM Chase Capital XXI
6.31%, 02/02/37†Δ	1,345,000	1,364,307
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12Δ	2,425,000	2,425,337
May Department Stores Co. (The)
3.95%, 07/15/07	1,370,000	1,363,117
Merrill Lynch & Co., Inc.
4.83%, 10/27/08	1,720,000	1,711,180
Morgan Stanley
5.50%, 01/18/08†	1,600,000	1,601,789
5.61%, 01/09/12†	475,000	475,528
5.63%, 01/09/12Δ	1,900,000	1,926,957
Oracle Corporation and Ozark Holding, Inc.
5.00%, 01/15/11Δ	450,000	448,726
PSEG Funding Trust I
5.38%, 11/16/07	275,000	274,798
SLM Corporation
4.00%, 01/15/09	2,151,000	2,112,603
Sprint Capital Corporation
6.38%, 05/01/09	1,080,000	1,103,687
8.38%, 03/15/12	1,000,000	1,116,869
Time Warner, Inc.
5.59%, 11/13/09†	5,600,000	5,612,774
Transocean, Inc.
5.57%, 09/05/08†	1,900,000	1,902,789
U.S. Bancorp
5.35%, 04/28/09†	3,700,000	3,702,653
U.S. Bank NA
6.50%, 02/01/08	580,000	583,848
U.S. Central Federal Credit Union
2.75%, 05/30/08	610,000	594,236
Union Pacific Corporation
5.75%, 10/15/07	375,000	375,642
6.79%, 11/09/07	650,000	654,501
Verizon Global Funding Corporation
6.13%, 06/15/07	875,000	875,940
Wachovia Corporation
3.50%, 08/15/08	540,000	527,618
Washington Mutual Bank
5.40%, 11/16/07†	3,800,000	3,802,470
Wells Fargo & Co.
5.45%, 01/24/12†	2,000,000	2,001,272

Total Corporate Bonds (Cost $89,002,932)		88,927,261

FOREIGN BONDS — 5.1%
Belgium — 0.9%
Belgian Treasury Bill
2.60%, 04/12/07(E)Ω	5,450,000	7,273,517

Cayman Islands — 0.3%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	1,227,778	1,215,459
4.63%, 06/15/10 144A	1,227,778	1,215,458

		2,430,917

France — 1.8%
French Treasury Bills
3.40%, 05/03/07(E)Ω	1,380,000	1,837,567
3.45%, 05/10/07(E)Ω	2,050,000	2,727,774
3.56%, 05/31/07(E)Ω	1,500,000	1,991,544
4.24%, 06/14/07(E)Ω	6,350,000	8,407,297

		14,964,182

Italy — 0.2%
Telecom Italia Capital SA
4.00%, 11/15/08	2,000,000	1,961,310

Luxembourg — 0.6%
Unicredito Luxembourg Finance SA
5.43%, 10/24/08 144A†	3,800,000	3,802,299

See Notes to Schedules of Investments.	18

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
VTB Capital SA for Vneshtorgbank
5.97%, 08/01/08 144A†	$800,000	$801,400

		4,603,699

Netherlands — 0.6%
Dutch Treasury Certificate
3.69%, 05/31/07(E)	3,940,000	5,231,596

New Zealand — 0.1%
General Electric Capital Corporation
6.50%, 09/28/15(Z)	1,185,000	815,981

Norway — 0.2%
Eksportfinans
3.38%, 01/15/08	1,630,000	1,606,372

South Korea — 0.2%
Export-Import Bank of Korea
5.58%, 10/04/11 144A†	1,700,000	1,701,999

United Kingdom — 0.2%
Nationwide Building Society
3.50%, 07/31/07 144A	325,000	323,017
Vodafone Group PLC
3.95%, 01/30/08	230,000	227,623
5.64%, 02/27/12†	950,000	952,491

		1,503,131

Total Foreign Bonds (Cost $41,912,811)		42,092,704

MORTGAGE-BACKED SECURITIES — 47.2%
Accredited Mortgage Loan Trust
5.37%, 02/25/37†	2,815,413	2,814,916
Adjustable Rate Mortgage Trust
5.59%, 11/25/35 STEP	1,487,098	1,489,657
5.57%, 03/25/36 STEP	2,863,730	2,874,532
American Home Mortgage Assets
5.59%, 11/25/35 STEP	1,574,238	1,577,803
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,875,741	1,846,100
Arkle Master Issuer PLC
5.30%, 11/19/07 144A†	1,800,000	1,800,563
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	2,291,662	2,223,472
4.76%, 07/10/45	1,620,000	1,605,074
Banc of America Funding Corporation
4.58%, 12/20/36†	2,895,328	2,871,028
Bank of America Mortgage Securities
6.50%, 10/01/19	630,084	640,064
Bear Stearns Adjustable Rate Mortgage Trust
3.73%, 12/01/33†	1,596,030	1,606,314
4.62%, 01/25/34†	843,151	847,372
4.01%, 07/25/34†	2,162,478	2,116,851
Bear Stearns Alt-A Trust
5.69%, 06/25/34 STEP	1,419,898	1,423,494
6.19%, 05/25/36†	2,281,980	2,303,920
Bear Stearns Commercial Mortgage Securities
5.43%, 03/15/19 144A†	1,900,000	1,899,993
3.87%, 02/11/41	3,650,000	3,569,680
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31	2,160,000	2,253,977
Citigroup Commercial Mortgage Trust
4.15%, 09/20/49 144A	917,558	904,143
Commercial Mortgage Acceptance Corporation
6.03%, 09/15/30	844,292	846,577
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33	2,160,755	2,259,563
Countrywide Alternative Loan Trust
6.00%, 10/25/32	357,464	359,336
5.50%, 05/31/35	1,510,851	1,514,551
Countrywide Home Loan Mortgage Pass-Through Trust
4.25%, 09/25/33†	2,797,205	2,796,538
5.59%, 01/25/35 STEP	439,937	440,502
CS First Boston Mortgage Securities Corporation
4.30%, 07/15/36	1,000,000	982,101
5.02%, 08/15/38	980,000	975,749
Deutsche ALT-A Securities, Inc.
5.40%, 03/30/36 STEP	1,234,772	1,234,886
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	2,123,309	2,238,060
Federal Home Loan Mortgage Corporation
8.50%, 12/01/07	797	800
8.50%, 01/01/08	1,169	1,174
8.00%, 05/01/08	4,058	4,081
8.75%, 07/01/08	1,547	1,575
8.00%, 01/01/09	801	807
7.50%, 03/01/09	8,028	8,073
3.50%, 10/15/10	520,301	519,211
16.25%, 07/01/11	185	199
15.25%, 08/01/11	1,426	1,625
5.38%, 09/15/11	5,589,170	5,590,588
4.00%, 08/01/15	2,203,698	2,119,159
5.00%, 11/15/16	2,061,906	2,052,942
3.50%, 12/01/18	3,364,310	3,120,569
10.75%, 02/01/19	83,263	89,297
4.25%, 06/15/24	1,965,389	1,940,039
7.10%, 07/01/27†	42,709	43,625
5.50%, 10/15/27	2,536,882	2,545,426
5.86%, 06/01/28†	332,084	330,952
5.67%, 12/15/30†	1,286,704	1,290,846
6.00%, 04/01/33	1,610,474	1,633,366
4.56%, 06/01/33†	4,058,143	4,038,546
3.98%, 04/01/34†	3,308,204	3,264,093
4.39%, 10/01/34†	1,044,325	1,032,788
5.50%, 05/15/35	2,178,907	2,198,823
4.72%, 08/01/35†	2,897,077	2,877,639
4.78%, 08/01/35†	2,494,464	2,487,239
4.82%, 10/01/35†	1,414,384	1,412,333
5.03%, 12/01/35†	7,033,758	6,987,974
5.22%, 02/01/36†	4,371,579	4,372,726
5.88%, 04/01/36†	4,326,004	4,360,189
6.09%, 10/01/36†	3,694,007	3,734,159
5.71%, 11/01/36†	4,800,000	4,836,266
6.04%, 11/01/36†	28,370	28,761

19	See Notes to Schedules of Investments.

	Par	Value
Federal Housing Authority
7.43%, 09/01/22	$1,695	$1,717
Federal National Mortgage Association
6.00%, 08/01/08	70,680	70,651
6.50%, 11/01/08	95,445	95,658
5.50%, 12/01/17	7,844,163	7,882,783
4.00%, 07/01/18	204,746	193,819
4.00%, 08/01/18	832,082	787,675
4.00%, 05/01/19	4,482,598	4,237,144
4.00%, 06/01/19	7,501,480	7,090,721
4.00%, 08/01/19	413,066	390,447
4.00%, 10/01/19	1,448,715	1,369,387
4.00%, 11/25/19	739,031	680,933
4.00%, 12/01/19	984,079	930,193
4.00%, 01/01/20	222,088	209,786
4.00%, 07/01/20	54,756	51,723
5.75%, 08/25/23	1,039,393	1,036,971
6.78%, 12/01/24†	183,381	183,813
9.00%, 05/01/25	90,630	98,087
9.00%, 07/01/25	108,154	116,865
6.00%, 02/25/27	3,096,010	3,124,437
5.92%, 05/25/30†	2,469,370	2,491,419
5.97%, 05/25/30†	2,506,226	2,524,888
5.57%, 09/25/30†	122,670	122,713
7.22%, 09/01/31†	102,495	103,845
3.31%, 03/25/32	464,033	429,788
4.25%, 04/01/33†	792,381	796,731
4.14%, 06/01/33†	251,065	249,332
5.50%, 06/01/33	26,169	25,955
5.50%, 07/01/33	25,470	25,261
4.23%, 10/01/33†	1,674,051	1,661,439
5.50%, 10/01/33	129,440	128,379
4.28%, 12/01/33†	537,405	532,972
4.50%, 06/01/34	72,149	67,991
5.75%, 08/25/34	505,641	503,910
4.50%, 09/01/34	273,951	257,793
4.91%, 09/01/34†	1,302,434	1,299,738
5.09%, 09/01/34†	903,569	907,318
4.75%, 10/01/34†	1,406,579	1,400,810
5.11%, 10/01/34†	1,554,454	1,559,949
4.50%, 12/01/34	89,372	84,101
4.50%, 02/01/35	3,177,537	2,987,636
5.50%, 02/01/35	3,471,802	3,443,796
4.50%, 03/01/35	1,851,962	1,741,283
4.50%, 04/01/35	3,039,961	2,858,281
4.50%, 05/01/35	1,135,536	1,067,672
4.50%, 06/01/35	64,825	60,951
4.86%, 06/01/35†	2,257,760	2,253,485
4.50%, 08/01/35	1,870,777	1,758,973
4.69%, 08/01/35†	6,012,874	5,964,730
4.38%, 09/01/35†	2,752,778	2,712,082
4.50%, 09/01/35	1,157,993	1,088,787
4.63%, 09/01/35†	3,781,638	3,737,109
5.50%, 09/01/35	11,574,961	11,465,708
7.50%, 09/01/35	2,104,733	2,202,843
4.50%, 10/01/35	803,367	755,354
5.33%, 10/01/35†	2,393,955	2,383,220
4.50%, 11/01/35	711,424	668,907
4.90%, 12/01/35†	301,704	301,336
6.00%, 02/01/36	912,984	920,389
5.50%, 04/12/36 TBA	1,200,000	1,187,250
4.50%, 06/01/36	57,980	54,490
4.50%, 07/01/36	901,878	847,593
6.00%, 07/01/36	2,843,355	2,864,490
6.00%, 08/01/36	1,866,838	1,880,715
5.92%, 09/01/36†	4,075,248	4,120,318
6.00%, 10/01/36	10,499,538	10,577,585
8.77%, 10/01/36 IOΩ	2,453,495	589,728
5.58%, 12/01/36†	1,469,010	1,478,849
6.00%, 04/17/37 TBA	9,100,000	9,247,875
6.17%, 04/01/40†	412,356	422,001
6.13%, 07/01/44†	655,890	664,390
6.50%, 12/31/49	3,394,500	3,429,431
FHLMC Structured Pass-Through Securities
6.32%, 05/25/43†	2,026,533	2,065,170
6.33%, 07/25/44†	4,100,697	4,144,595
First Horizon Alternative Mortgage Securities
4.75%, 06/25/34†	1,073,750	1,071,710
First Horizon Asset Securities, Inc.
5.34%, 10/25/35†	3,454,553	3,455,462
Ford Credit Auto Owner Trust
5.34%, 12/15/09†	3,025,000	3,024,986
General Electric Capital Commercial Mortgage Corporation
4.09%, 01/10/38	2,000,000	1,964,844
5.56%, 06/10/38	751,029	757,509
4.35%, 06/10/48	2,870,000	2,813,966
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33	2,119,301	2,233,372
7.18%, 08/15/36	1,258,043	1,303,690
Government National Mortgage Association
6.00%, 12/15/08	99,274	99,520
6.00%, 02/15/11	180,938	181,699
5.38%, 06/20/17†	24,877	25,049
5.38%, 06/20/21†	12,822	12,959
6.13%, 10/20/27†	89,861	90,904
8.50%, 10/15/29	57,916	62,221
8.50%, 01/15/30	25,846	27,773
5.92%, 02/16/30†	343,413	347,671
8.50%, 03/15/30	5,104	5,484
8.50%, 04/15/30	14,847	15,954
8.50%, 05/15/30	142,102	152,694
8.50%, 06/15/30	31,814	34,186
8.50%, 07/15/30	165,170	177,479
8.50%, 08/15/30	28,277	30,385
8.50%, 09/15/30	2,621	2,817
8.50%, 10/15/30	46,245	49,692
8.50%, 11/15/30	80,328	86,315
8.50%, 12/15/30	72,819	78,247
8.50%, 02/15/31	58,846	63,138
3.75%, 05/20/34†	1,731,219	1,720,761
3.75%, 06/20/34†	2,371,009	2,356,692
6.00%, 06/15/36	938,556	950,808
Greenpoint Mortgage Funding Trust
5.59%, 11/25/45 STEP	693,176	694,207
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	374,993	382,738
6.14%, 10/18/30	1,857,246	1,870,554
5.51%, 04/10/38†	1,320,000	1,336,409
5.69%, 01/10/40 IO 144AΩ†	37,862,776	655,106

See Notes to Schedules of Investments.	20

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GSR Mortgage Loan Trust
3.72%, 06/01/34†	$2,045,054	$2,060,892
4.21%, 09/25/34†	2,697,272	2,733,011
4.77%, 09/25/34†	2,240,369	2,220,702
4.55%, 09/25/35†	5,650,086	5,596,409
4.54%, 10/25/35†	4,858,938	4,808,435
4.56%, 10/25/35†	2,358,122	2,340,791
HarborView Mortgage Loan Trust
5.63%, 11/19/35 STEP	2,137,574	2,143,498
5.32%, 12/19/35†	4,111,605	4,127,021
Impac Secured Assets CMN Owner Trust
5.44%, 05/25/36 STEP	928,637	928,689
5.40%, 01/25/37 STEP	1,587,840	1,587,750
JP Morgan Mortgage Trust
3.89%, 08/25/34†	3,365,619	3,320,371
LB-UBS Commercial Mortgage Trust
4.21%, 11/15/27	3,100,000	3,050,042
4.82%, 04/15/30	2,600,000	2,582,142
3.67%, 08/15/33 IO 144AΩ†	32,786,922	413,220
Luminent Mortgage Trust
5.58%, 11/26/35 STEP	2,754,418	2,758,921
Merrill Lynch Mortgage Investors, Inc.
4.24%, 08/25/34†	2,964,867	2,950,722
MLCC Mortgage Investors, Inc.
5.70%, 03/15/25 STEP	644,078	645,835
4.73%, 12/25/34†	2,344,669	2,330,520
5.40%, 02/25/36†	2,455,025	2,455,918
Morgan Stanley Capital I
6.53%, 03/15/31	2,860,462	2,905,390
NationsLink Funding Corporation
6.32%, 01/20/31	1,883,289	1,905,406
Nomura Asset Acceptance Corporation
5.05%, 06/25/10†	2,494,238	2,488,305
Opteum Mortgage Acceptance Corporation
5.41%, 12/25/35 STEP	1,691,105	1,689,401
5.38%, 07/25/36 STEP	1,871,000	1,869,859
PNC Mortgage Acceptance Corporation
5.91%, 03/12/34	1,584,868	1,598,160
Provident Funding Mortgage Loan Trust
4.05%, 04/25/34†	3,558,264	3,499,637
Residential Accredit Loans, Inc.
6.00%, 12/25/16	42,712	42,540
5.72%, 01/25/33†	754,539	756,690
Residential Funding Mortgage Securities I
6.50%, 03/25/32	156,809	157,958
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,364,437	1,368,619
5.34%, 08/25/34†	1,747,559	1,756,473
5.62%, 09/25/34†	387,211	387,808
5.40%, 05/25/35†	3,074,153	3,083,496
Structured Asset Mortgage Investments, Inc.
7.26%, 10/19/34†	610,424	615,036
5.60%, 05/25/35 STEP	1,374,565	1,375,742
5.39%, 08/25/36 STEP	1,497,089	1,496,679
Thornburg Mortgage Securities Trust
5.44%, 04/25/36†	1,900,000	1,896,069
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A	2,790,000	2,871,944
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	2,290,550	2,239,588
5.00%, 07/15/41	1,620,000	1,612,126
4.38%, 10/15/41	3,600,000	3,532,428
Washington Mutual Commercial Mortgage Securities Trust
4.24%, 05/25/36 144A	1,096,111	1,082,745
Washington Mutual Mortgage Securities Corporation
7.29%, 03/25/32†	217,152	216,213
Washington Mutual, Inc.
5.59%, 12/25/27 STEP	3,754,815	3,754,472
4.67%, 05/25/35†	3,550,000	3,495,617
6.28%, 06/25/42†	152,122	152,057
5.63%, 01/25/45 STEP	2,063,976	2,066,965
5.51%, 04/25/45 STEP	328,028	328,191
5.64%, 08/25/45 STEP	944,121	946,650
5.61%, 10/25/45 STEP	990,756	992,173
5.86%, 06/25/46†	3,326,752	3,336,113
Wells Fargo Mortgage-Backed Securities Trust
4.75%, 04/25/19	3,284,429	3,183,843
3.99%, 01/25/35†	2,652,430	2,600,625
4.54%, 02/25/35†	4,278,429	4,220,059

Total Mortgage-Backed Securities (Cost $392,628,640)		391,633,837

MUNICIPAL BOND — 0.0%
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08 (Cost $425,000)	425,000	417,125

	Number of Contracts
PURCHASED OPTIONS — 0.4%
Call Options — 0.2%
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.00, Expires 09/14/07	234	258,862
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.25, Expires 09/14/07	1,374	1,004,738
90-Day Eurodollar Futures, Strike Price $95.00, Expires 09/17/07	29	9,788
90-Day Eurodollar Futures, Strike Price $95.25, Expires 03/17/08	78	55,575
90-Day Eurodollar Futures, Strike Price $95.25, Expires 06/16/08	327	316,781

21	See Notes to Schedules of Investments.

	Number of Contracts	Value
90-Day Eurodollar Futures, Strike Price $95.25, Expires 12/17/07	115	$56,062

		1,701,806

Call Swaptions — 0.2%
3-Month LIBOR, Strike Price $4.75, Expires 03/31/08	1,150	61,828
3-Month LIBOR, Strike Price $5.00, Expires 02/01/08	3,760	270,032
3-Month LIBOR, Strike Price $5.00, Expires 12/20/07	2,130	143,250
3-Month LIBOR, Strike Price $5.04, Expires 09/17/07	710	41,169
3-Month LIBOR, Strike Price $5.20, Expires 01/25/10	1,760	182,672
3-Month LIBOR, Strike Price $5.25, Expires 06/07/07	1,600	102,240
3-Month LIBOR, Strike Price $5.25, Expires 07/02/07	3,350	234,567
3-Month LIBOR, Strike Price $5.50, Expires 06/29/07	1,750	191,940
U.S. Dollar vs. Japanese Yen, Strike Price $104.00, Expires 03/17/10	65,000	331,071

		1,558,769

Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $90.50, Expires 09/17/07	618	3,863
90-Day Eurodollar Futures, Strike Price $91.25, Expires 06/18/07	702	4,388
90-Day Eurodollar Futures, Strike Price $91.75, Expires 12/17/07	5	31

		8,282

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.20, Expires 01/25/10	1,760	133,078
U.S. Dollar vs. Japanese Yen, Strike Price $104.00, Expires 03/17/10	65,000	251,732

		384,810

Total Purchased Options (Cost $3,510,913)		3,653,667

	Par
REPURCHASE AGREEMENT — 2.2%
Credit Suisse First Boston
5.13% (dated 03/30/07, matures 04/02/07, repurchase price $18,007,688, collateralized by U.S. Treasury Note, 3.88% due 07/15/10, total market value $18,354,843) (Cost $18,000,000)	$18,000,000	18,000,000

	Shares	Value
MONEY MARKET FUNDS — 11.3%
GuideStone Funds Money Market Fund (GS4 Class)¥	47,174,377	$47,174,377
Northern Institutional Liquid Assets Portfolio§	46,607,075	46,607,075

Total Money Market Funds (Cost $93,781,452)		93,781,452

	Par
U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bills
4.89%, 06/14/07‡‡	$250,000	247,526
4.90%, 06/14/07‡‡	100,000	99,010
4.95%, 06/14/07‡‡	225,000	222,774
4.96%, 06/14/07‡‡	490,000	485,151

		1,054,461

U.S. Treasury Bond
4.88%, 01/31/09Δ	2,900,000	2,912,348

U.S. Treasury Inflationary Index Bond
2.50%, 07/15/16Δ	5,320,000	5,472,160

U.S. Treasury Notes
4.88%, 08/31/08Δ	3,100,000	3,104,724
4.75%, 12/31/08Δ	6,000,000	6,009,846
4.88%, 08/15/09Δ	10,953,000	11,027,448
4.63%, 11/15/09Δ	9,434,000	9,451,321
3.50%, 02/15/10Δ	16,220,000	15,773,318
4.00%, 04/15/10Δ	1,400,000	1,379,001
4.63%, 12/31/11Δ	2,900,000	2,910,536
4.75%, 01/31/12Δ	1,000,000	1,009,024
4.63%, 02/29/12	3,800,000	3,815,291
5.13%, 05/15/16Δ	300,000	310,277

		54,790,786

Total U.S. Treasury Obligations (Cost $63,962,251)		64,229,755

TOTAL INVESTMENTS — 105.9% (Cost $879,754,166)		879,200,108

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
3-Month LIBOR, Strike Price $4.90, Expires 03/31/08	(500)	(54,849)
3-Month LIBOR, Strike Price $5.10, Expires 02/01/08	(1,630)	(234,419)
3-Month LIBOR, Strike Price $5.15, Expires 12/20/07	(930)	(139,876)
3-Month LIBOR, Strike Price $5.34, Expires 06/07/07	(700)	(116,585)
3-Month LIBOR, Strike Price $5.37, Expires 07/02/07	(1,460)	(269,311)
3-Month LIBOR, Strike Price $5.60, Expires 06/29/07	(760)	(208,134)

Total Written Options (Premiums received $(721,055))		(1,023,174)

See Notes to Schedules of Investments.	22

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SECURITIES SOLD SHORT — (2.5)%
Federal National Mortgage Association
6.00%, 04/01/37 TBA	$(11,000,000)	$(11,079,068)
5.50%, 04/12/37 TBA	(9,800,000)	(9,695,875)

Total Securities Sold Short (Cost $(20,837,500))		(20,774,943)

Liabilities in Excess of Other Assets — (3.3)%		(27,147,592)

NET ASSETS — 100.0%		$830,254,399

Swap agreements outstanding at March 31, 2007:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollars
Receive fixed rate payments of 6.50% and pay variable rate payments on the six month BBSW floating rate (g)	01/15/10	1,000,000	$(1,869)
Receive fixed rate payments of 6.50% and pay variable rate payments on the six month BBSW floating rate (i)	01/15/10	1,200,000	(2,243)
Receive fixed rate payments of 6.50% and pay variable rate payments on the six month BBSW floating rate (f)	01/15/10	1,000,000	(1,869)

			(5,981)

British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (b)	12/20/08	13,700,000	(191,320)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (d)	09/15/10	20,600,000	(852,279)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (i)	12/15/35	(100,000)	4,500
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (d)	12/15/35	(5,000,000)	225,014

			(814,085)

Euros
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex Tobacco (j)	10/15/10	1,500,000	29,721
Receive floating par in the event of default on the Dow Jones ITRAXX6HIVOL Index and pay fixed rate payments of 0.85% (g)	12/20/16	(900,000)	(7,354)

23	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85% (i)	12/20/16	(2,600,000)	$(21,249)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85% (d)	12/20/16	(3,100,000)	(25,335)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85% (j)	12/20/16	(2,100,000)	(17,163)

			(41,380)

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (h)	06/20/16	(200,000,000)	(33,165)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (d)	06/20/16	(80,000,000)	(13,266)

			(46,431)

U.S. Dollars
Receive fixed rate payments of 0.77% and pay floating par in the event of default on Russian Federation, 5.00% due 03/31/30 (g)	05/20/07	$200,000	182
Receive fixed rate payments of 0.22% and pay floating par in the event of default on Russian Federation, 7.50% due 03/31/30 (l)	07/20/07	900,000	136
Receive fixed rate payments of 0.055% and pay floating par in the event of default on American International Group, 5.60% due 10/18/16 (e)	03/20/08	3,000,000	(87)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (d)	06/20/09	14,300,000	17,237
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (c)	06/20/09	46,000,000	55,447
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75% (d)	12/20/11	(9,000,000)	44,264
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00% (f)	06/20/14	(37,600,000)	132,983
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65% (c)	12/20/16	(7,300,000)	(5,522)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00% (f)	06/20/17	(7,300,000)	99,113
Receive floating par in the event of default on Morgan Stanley ABS Capital I, 7.0225% due 12/27/33 and pay fixed rate payments of 0.54% (c)	12/27/33	(2,400,000)	(1,440)
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.7225% due 02/25/34 and pay fixed rate payments of 0.49% (d)	02/25/34	(2,400,000)	(11,520)
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.6225% due 02/25/35 and pay fixed rate payments of 0.59% (d)	02/25/35	(2,400,000)	(5,304)
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.1425% due 02/25/35 and pay fixed rate payments of 0.61% (d)	02/25/35	(2,400,000)	55,680

See Notes to Schedules of Investments.	24

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (a)	07/25/45	$(1,000,000)	$31,250
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (h)	07/25/45	(8,000,000)	250,000
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (b)	07/25/45	(1,000,000)	31,250

			693,669

			$(214,208)

Forward volatility option with premium to be determined on a future date outstanding at March 31, 2007:

Description	Expiration Date	Notional Value	Unrealized Depreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen, Strike Price and premium determined on 04/19/07, based upon implied volatility parameter of 7.30% (k)	04/19/07	$19,100,000	$(4,326)

25	See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.5%
Federal Agricultural Mortgage Corporation
5.50%, 07/15/11 144A	$4,200,000	$4,294,731
Federal Farm Credit Bank
4.85%, 12/16/09	2,700,000	2,697,932
4.50%, 08/08/11	3,000,000	2,932,467
Federal Home Loan Bank
5.00%, 04/02/07	11,900,000	11,896,694
4.25%, 09/12/08	3,000,000	2,973,129
5.40%, 01/02/09	990,000	990,133
3.50%, 02/13/09	1,000,000	975,964
4.38%, 09/11/09	3,000,000	2,969,598
4.08%, 04/26/10	1,500,000	1,470,419
4.38%, 09/17/10	700,000	690,746
5.00%, 03/08/13	5,000,000	5,034,860
5.25%, 09/13/13	2,900,000	2,958,858
Federal Home Loan Mortgage Corporation
4.48%, 09/19/08	10,000,000	9,940,930
4.75%, 11/03/09	1,000,000	998,392
6.88%, 09/15/10	1,490,000	1,588,020
6.00%, 06/15/11	1,440,000	1,503,989
5.63%, 11/23/35	1,260,000	1,240,500
Federal National Mortgage Association
5.00%, 06/25/07‡‡	260,000	256,915
5.13%, 09/02/08	8,000,000	8,014,400
5.40%, 04/13/09	230,000	230,004
7.25%, 01/15/10	1,400,000	1,488,718
7.13%, 06/15/10	1,600,000	1,710,366
5.13%, 04/15/11	700,000	707,838
6.00%, 05/15/11	1,700,000	1,774,195

Total Agency Obligations (Cost $69,263,296)		69,339,798

ASSET-BACKED SECURITIES — 3.7%
Amortizing Residential Collateral Trust
5.60%, 04/25/32 STEP	64,503	64,403
Argent Securities, Inc.
5.42%, 11/25/35†	28,423	28,423
5.37%, 10/25/36†	1,301,867	1,301,932
Asset-Backed Securities Corporation Home Equity
5.60%, 09/25/34 STEP	427,618	427,384
Bayview Financial Acquisition Trust
5.77%, 02/28/44 STEP	1,021,011	1,021,626
Bear Stearns Asset Backed Securities, Inc.
6.00%, 02/01/36	4,833,810	4,831,832
6.50%, 02/01/36	4,647,736	4,742,146
Chase Credit Card Master Trust
5.44%, 02/15/10†	1,700,000	1,701,287
Conseco Finance Securitizations Corporation
1.00%, 02/01/33 IOΩ@	9,576,000	11,893
Countrywide Home Equity Loan Trust
5.58%, 04/15/28†	100,079	100,077
5.67%, 03/15/29†	1,156,955	1,158,824
5.61%, 05/15/29†	814,855	816,451
5.56%, 12/15/35†	3,113,766	3,116,132
5.54%, 02/15/36†	1,385,823	1,385,217
5.46%, 08/15/36†	3,338,102	3,337,542
CS First Boston Mortgage Securities Corporation
5.46%, 05/25/35 STEP	568,262	568,353
EMC Mortgage Loan Trust
5.87%,
11/25/41 STEP 144A	359,534	360,449
First Franklin Mortgage Loan Asset-Backed Certificates
5.37%, 11/25/36 STEP	1,761,129	1,760,998
First Horizon Asset Back Trust
5.61%, 10/25/34†	466,504	467,445
Fleet Home Equity Loan Trust
5.53%, 05/30/31†	438,790	438,383
Ford Credit Auto Owner Trust
5.33%, 09/15/08†	217,087	217,091
Honda Auto Receivables Owner Trust
5.34%, 11/15/07	917,831	917,831
5.10%, 09/18/08	2,186,645	2,185,278
Lehman XS Trust
5.62%, 11/25/35 STEP	3,741,720	3,748,176
5.59%, 01/30/40 STEP	1,914,756	1,919,675
Madison Avenue Manufactured Housing Contract
5.67%, 09/25/08†	1,183,614	1,185,864
MASTR Asset-Backed Securities Trust
5.51%, 03/25/35 STEP	519,286	519,382
MBNA Credit Card Master
Note Trust
5.82%, 03/15/10†	1,900,000	1,904,121
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
5.51%, 07/25/17 STEP	201,585	201,618
Nelnet Student Loan Trust
5.37%, 01/26/15†	2,332,906	2,333,548
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	2,607,393	2,606,170
Provident Bank Home Equity Loan Trust
5.59%, 08/25/31 STEP	210,275	210,273
Quest Trust
5.88%,
06/25/34 STEP 144A	64,909	65,034
Residential Asset Mortgage Products, Inc.
5.56%, 03/25/34 STEP	486,710	487,284
Salomon Brothers Mortgage Securities VII
5.80%, 03/30/28 STEP	91,088	91,100
SG Mortgage Securities Trust
5.42%, 09/25/35 STEP	75,669	75,662
Triad Auto Receivables Owner Trust
5.34%, 11/13/07	589,962	589,939

Total Asset-Backed Securities (Cost $47,178,315)		46,898,843

CORPORATE BONDS — 12.4%
AES Corporation
9.50%, 06/01/09Δ	42,000	44,940
8.75%, 05/15/13 144A	520,000	556,400
9.00%, 05/15/15 144A	760,000	816,050

See Notes to Schedules of Investments.	26

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Allied Waste North America, Inc.
7.13%, 05/15/16	$375,000	$383,438
American Achievement Corporation
8.25%, 04/01/12	30,000	30,750
American International Group, Inc.
6.25%, 03/15/37Δ	1,005,000	981,439
Amerigas Partners LP
7.25%, 05/20/15	80,000	81,200
AmerisourceBergen Corporation
5.88%, 09/15/15	130,000	129,835
Ameritech Capital Funding Corporation
6.25%, 05/18/09	100,000	101,764
AMFM, Inc.
8.00%, 11/01/08	1,075,000	1,114,238
Anadarko Petroleum Corporation
5.76%, 09/15/09†	1,070,000	1,073,006
5.95%, 09/15/16Δ	50,000	50,195
6.45%, 09/15/36Δ	140,000	138,989
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	122,220
5.36%, 12/29/49 144A	800,000	785,613
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	98,604
ASIF Global Financing XXVIII
5.40%, 05/03/07 144A†	4,300,000	4,300,404
Astoria Financial Corporation
5.75%, 10/15/12	450,000	456,683
AT&T, Inc.
4.13%, 09/15/09	250,000	244,514
5.30%, 11/15/10Δ	175,000	175,937
5.10%, 09/15/14Δ	550,000	538,163
Bank of America Corporation
5.38%, 08/15/11	240,000	242,975
5.64%, 10/14/16†	1,700,000	1,712,765
Bank One Corporation
4.13%, 09/01/07Δ	1,100,000	1,094,201
Bank United Corporation
8.88%, 05/01/07	125,000	125,316
BellSouth Capital Funding
7.88%, 02/15/30Δ	460,000	539,861
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	39,029
6.88%, 10/15/31	10,000	10,640
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	627,233
Boeing Co.
6.63%, 02/15/38	210,000	238,885
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	530,040
Charter Communications Operating LLC
8.00%, 04/30/12 144A@	250,000	261,562
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	138,950
Chubb Corporation
6.38%, 03/29/37†	625,000	624,548
Cincinnati Bell, Inc.
7.00%, 02/15/15	130,000	129,675
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	322,633
Citizens Communications Co.
9.25%, 05/15/11Δ	40,000	44,800
7.13%, 03/15/19 144A	60,000	59,700
Clear Channel Communications, Inc.
4.63%, 01/15/08Δ	20,000	19,868
4.25%, 05/15/09Δ	250,000	242,462
5.50%, 09/15/14Δ	765,000	678,259
Clorox Co.
5.49%, 12/14/07†	1,500,000	1,501,251
Comcast Cable Communications Holdings, Inc.
6.75%, 01/30/11	740,000	779,907
8.38%, 03/15/13	225,000	257,609
9.46%, 11/15/22	275,000	357,922
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	635,111
Complete Production Services, Inc.
8.00%, 12/15/16 144AΔ	230,000	236,900
ConocoPhillips
5.37%, 04/11/07†	4,000,000	4,000,024
8.75%, 05/25/10Δ	230,000	255,469
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	1,670,000	1,899,189
Cox Communications, Inc.
4.63%, 01/15/10	800,000	789,690
Cox Enterprises, Inc.
4.38%, 05/01/08 144A	600,000	590,785
CSC Holdings, Inc.
7.63%, 04/01/11Δ	590,000	607,700
6.75%, 04/15/12	60,000	59,850
7.63%, 07/15/18	45,000	45,675
D.R. Horton, Inc.
8.50%, 04/15/12	10,000	10,407
DaimlerChrysler NA Holding Corporation
5.36%, 09/10/07†	3,700,000	3,706,135
5.88%, 03/15/11Δ	590,000	601,832
5.75%, 09/08/11	900,000	915,225
7.30%, 01/15/12	550,000	594,291
6.50%, 11/15/13Δ	100,000	105,458
DaVita, Inc.
6.63%, 03/15/13 144AΔ	270,000	271,350
Dean Foods Co.
7.00%, 06/01/16	375,000	378,281
DI Finance
9.50%, 02/15/13	90,000	96,300
DirecTV Holdings LLC
8.38%, 03/15/13	155,000	164,106
Dominion Resources, Inc.
4.13%, 02/15/08	70,000	69,286
5.13%, 12/15/09	230,000	230,223
4.75%, 12/15/10	70,000	69,066
5.70%, 09/17/12Δ	770,000	787,540
DRS Technologies, Inc.
6.63%, 02/01/16	90,000	91,350
Dryden Investor Trust
7.16%, 07/23/08	697,599	704,401
Duke Energy Corporation
5.63%, 11/30/12Δ	710,000	727,570

27	See Notes to Schedules of Investments.

	Par	Value
E*Trade Financial Corporation
7.38%, 09/15/13Δ	$40,000	$42,000
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	497,350
Echostar DBS Corporation
5.75%, 10/01/08	500,000	501,875
6.63%, 10/01/14	30,000	30,262
7.13%, 02/01/16Δ	230,000	238,625
El Paso Corporation
8.05%, 10/15/30	600,000	684,000
7.80%, 08/01/31Δ	950,000	1,054,500
7.75%, 01/15/32	99,000	109,890
El Paso Natural Gas Co.
8.38%, 06/15/32	210,000	259,780
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,560,375
Electronic Data Systems Corporation
7.13%, 10/15/09	1,000,000	1,043,378
Embarq Corporation
8.00%, 06/01/36Δ	210,000	217,472
Energy Transfer Partners LP
5.65%, 08/01/12	275,000	278,692
5.95%, 02/01/15	475,000	482,452
Entergy Gulf States, Inc.
6.09%, 12/08/08 144A†	1,900,000	1,905,618
Enterprise Products Operating LP
4.95%, 06/01/10	650,000	644,862
8.38%, 08/01/45†	350,000	383,629
Exelon Corporation
5.63%, 06/15/35Δ	1,190,000	1,092,449
Firstar Bank NA
7.13%, 12/01/09Δ	170,000	178,810
FirstEnergy Corporation
6.45%, 11/15/11	70,000	73,444
7.38%, 11/15/31Δ	1,550,000	1,766,227
Ford Motor Co.
7.45%, 07/16/31Δ	550,000	428,312
Ford Motor Credit Co.
6.63%, 06/16/08	350,000	348,995
7.38%, 10/28/09	3,700,000	3,695,323
5.70%, 01/15/10	125,000	119,734
7.88%, 06/15/10	500,000	502,209
7.38%, 02/01/11Δ	680,000	669,350
10.61%, 06/15/11 144A†	607,000	653,343
7.25%, 10/25/11Δ	50,000	48,641
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	20,450
6.50%, 02/01/17	70,000	68,425
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17Δ	420,000	455,175
Fresenius Medical Care Capital Trust II
7.88%, 02/01/08	169,000	171,535
General Electric Capital Corporation
5.41%, 03/04/08†	4,300,000	4,305,022
4.13%, 09/01/09Δ	740,000	726,462
6.00%, 06/15/12Δ	460,000	478,487
General Electric Co.
5.00%, 02/01/13Δ	1,070,000	1,063,223
General Motors Acceptance Corporation
6.13%, 08/28/07Δ	1,740,000	1,739,135
5.13%, 05/09/08Δ	570,000	563,493
5.85%, 01/14/09Δ	220,000	217,259
5.63%, 05/15/09Δ	1,490,000	1,463,682
7.75%, 01/19/10	500,000	513,530
6.88%, 09/15/11	575,000	576,101
General Motors Corporation
8.25%, 07/15/23Δ	210,000	190,050
8.38%, 07/05/33(E)	170,000	215,123
Georgia Gulf Corporation
9.50%, 10/15/14 144AΔ	60,000	57,900
Georgia-Pacific Corporation
8.13%, 05/15/11	4,000	4,220
7.50%, 12/20/12†	571,428	575,457
Goldman Sachs Group LP
4.50%, 06/15/10Δ	930,000	914,937
Greenpoint Financial Corporation
3.20%, 06/06/08	300,000	292,576
HCA, Inc.
6.30%, 10/01/12	32,000	30,000
9.13%, 11/15/14 144A	60,000	64,275
6.50%, 02/15/16Δ	686,000	587,388
9.25%, 11/15/16 144A	480,000	519,000
9.63%, 11/15/16 PIK 144AΔ	91,000	98,508
7.69%, 06/15/25	250,000	216,760
Hertz Corporation
8.88%, 01/01/14	95,000	102,837
Hess Corporation
7.88%, 10/01/29	150,000	173,515
7.30%, 08/15/31	1,170,000	1,293,526
Host Marriott LP
6.75%, 06/01/16Δ	30,000	30,375
HSBC Bank USA NA
5.42%, 09/21/07†	300,000	300,190
HSBC Finance Corporation
4.63%, 01/15/08	1,130,000	1,124,541
8.00%, 07/15/10	440,000	477,293
7.00%, 05/15/12	390,000	418,982
6.38%, 11/27/12Δ	70,000	73,551
Idearc, Inc.
8.00%, 11/15/16 144A	105,000	108,544
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†Δ	280,000	287,051
Intelsat Corporation
9.00%, 06/15/11	95,000	105,094
iStar Financial, Inc.
5.13%, 04/01/11	175,000	173,507
5.65%, 09/15/11	250,000	252,051
5.95%, 10/15/13	200,000	202,713
6.50%, 12/15/13	125,000	129,381
JC Penny Co., Inc.
7.40%, 04/01/37	50,000	54,191
JPMorgan Chase & Co.
5.75%, 01/02/13Δ	320,000	328,581
5.15%, 10/01/15Δ	1,890,000	1,851,225
Kansas City Southern Railway
9.50%, 10/01/08	119,000	125,248
Kerr-McGee Corporation
6.95%, 07/01/24Δ	1,000,000	1,056,259
7.88%, 09/15/31	2,000,000	2,333,024

See Notes to Schedules of Investments.	28

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kinder Morgan Energy Partners LP
6.30%, 02/01/09	$150,000	$152,708
6.75%, 03/15/11Δ	150,000	157,736
7.13%, 03/15/12	30,000	32,213
5.00%, 12/15/13Δ	200,000	193,816
6.00%, 02/01/17	260,000	263,342
Koch Forest Products, Inc.
6.56%, 12/20/12†	3,047,619	3,069,102
6.98%, 12/20/12†	350,952	352,305
L-3 Communications Corporation
7.63%, 06/15/12	250,000	258,750
6.38%, 10/15/15	370,000	368,612
Lamar Media Corporation
7.25%, 01/01/13	110,000	111,925
6.63%, 08/15/15	80,000	78,400
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	133,125
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12Δ	1,120,000	1,120,156
Liberty Media Corporation
7.88%, 07/15/09	10,000	10,541
5.70%, 05/15/13Δ	25,000	24,094
3.75%, 02/15/30 CONV	40,000	24,900
Lincoln National Corporation
7.00%, 05/17/49†Δ	525,000	551,077
Lyondell Chemical Co.
8.00%, 09/15/14Δ	55,000	57,888
8.25%, 09/15/16Δ	35,000	37,625
MacDermid, Inc.
9.13%, 07/15/11	111,000	116,342
Merrill Lynch & Co., Inc.
3.38%, 09/14/07	420,000	416,291
Midamerican Energy Holdings Co.
6.13%, 04/01/36	750,000	750,905
Midwest Generation LLC
8.75%, 05/01/34	250,000	272,500
Mizuho JGB Investment LLC
9.87%, 12/31/49 144A†@	250,000	263,200
Morgan Stanley
5.50%, 01/18/08†	400,000	400,447
3.63%, 04/01/08	110,000	108,273
5.63%, 01/09/12Δ	410,000	415,817
5.82%, 10/18/16†	340,000	341,294
Nelnet, Inc.
7.40%, 09/29/36†	475,000	488,355
Nevada Power Co.
5.88%, 01/15/15	350,000	354,646
New Cingular Wireless Services, Inc.
7.88%, 03/01/11	650,000	711,842
8.13%, 05/01/12	135,000	152,126
Nextel Communications, Inc.
5.95%, 03/15/14Δ	294,000	289,646
7.38%, 08/01/15	130,000	134,582
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,387,593
Nortek, Inc.
8.50%, 09/01/14	62,000	60,605
NRG Energy, Inc.
7.25%, 02/01/14Δ	210,000	215,775
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	717,452
ONEOK Partners LP
6.65%, 10/01/36	375,000	386,550
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	98,800
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	62,727
Pacific Gas & Electric Co.
6.05%, 03/01/34Δ	580,000	583,346
5.80%, 03/01/37	250,000	241,860
PartnerRe Finance II
6.44%, 12/01/49†	75,000	74,276
Patrons’ Legacy
5.65%, 01/17/17 144A	1,320,891	1,316,644
Peabody Energy Corporation
6.88%, 03/15/13Δ	145,000	148,262
7.88%, 11/01/26	2,000,000	2,160,000
Pemex Project Funding Master Trust
9.13%, 10/13/10	1,075,000	1,206,150
6.63%, 06/15/35	60,000	61,875
PHH Corporation
6.00%, 03/01/08	1,075,000	1,077,626
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	451,956
Pogo Producing Co.
6.88%, 10/01/17	130,000	127,400
Popular North America, Inc.
5.20%, 12/12/07	400,000	399,488
4.25%, 04/01/08	300,000	295,740
5.65%, 04/15/09	250,000	251,634
Pride International, Inc.
7.38%, 07/15/14	130,000	133,900
Progress Energy, Inc.
5.63%, 01/15/16	150,000	151,538
7.75%, 03/01/31	350,000	419,828
Prudential Funding LLC
6.60%, 05/15/08 144A	600,000	606,731
Pulte Homes, Inc.
6.25%, 02/15/13	1,100,000	1,097,870
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,579,000	1,756,107
Qwest Capital Funding, Inc.
7.25%, 02/15/11	200,000	205,750
Qwest Corporation
5.63%, 11/15/08	600,000	603,000
8.88%, 03/15/12	200,000	222,000
7.50%, 06/15/23	500,000	510,625
Rabobank Capital Funding II
5.26%, 12/29/13 144A†	50,000	48,716
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†Δ	350,000	337,989
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	248,752
Residential Capital LLC
6.38%, 06/30/10	850,000	850,385
6.00%, 02/22/11	520,000	513,375
Safeco Corporation
4.20%, 02/01/08	450,000	445,525

29	See Notes to Schedules of Investments.

	Par	Value
SemGroup LP
8.75%, 11/15/15 144A	$65,000	$66,300
Service Corporation International
7.63%, 10/01/18	90,000	95,625
7.50%, 04/01/27 144A	200,000	201,000
Sinclair Broadcast Group, Inc.
8.00%, 03/15/12Δ	20,000	20,800
SLM Corporation
3.67%, 04/01/09†	1,130,000	1,090,755
Sonat, Inc.
7.63%, 07/15/11	460,000	496,225
Southern Natural Gas Co.
5.90%, 04/01/17 144A	120,000	120,599
8.00%, 03/01/32	400,000	477,130
Sovereign Bank
4.38%, 08/01/13†	525,000	519,038
Sprint Capital Corporation
6.13%, 11/15/08	310,000	314,062
7.63%, 01/30/11	250,000	269,005
8.38%, 03/15/12	340,000	379,735
6.88%, 11/15/28	50,000	49,934
8.75%, 03/15/32	480,000	567,747
Sprint Nextel Corporation
6.00%, 12/01/16Δ	40,000	39,435
Steel Dynamics, Inc.
6.75%, 04/01/15 144A	200,000	201,250
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	193,050
Sungard Data Systems, Inc.
9.13%, 08/15/13Δ	120,000	129,300
Swiss Re Capital I LP
6.85%, 05/29/49 144A†Δ	825,000	853,721
TCI Communications Financing III
9.65%, 03/31/27	2,610,000	2,735,932
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	7,000	7,105
9.25%, 02/01/15	1,382,000	1,375,090
Tennessee Gas Pipeline Co.
7.63%, 04/01/37	50,000	57,699
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,796,585
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	719,264
Time Warner, Inc.
5.59%, 11/13/09†	2,600,000	2,605,931
6.88%, 05/01/12Δ	110,000	117,343
5.88%, 11/15/16Δ	300,000	303,049
7.70%, 05/01/32@Δ	950,000	1,080,245
6.50%, 11/15/36	250,000	250,108
Transcontinental Gas Pipe Line Corporation
6.65%, 04/15/08 144A†	1,500,000	1,503,750
Transocean, Inc.
5.57%, 09/05/08†	2,000,000	2,002,936
TXU Corporation
4.80%, 11/15/09	500,000	493,652
5.55%, 11/15/14Δ	120,000	106,881
6.50%, 11/15/24	130,000	110,217
6.55%, 11/15/34Δ	1,450,000	1,221,477
TXU Energy Co. LLC
7.00%, 03/15/13	150,000	156,075
Tyco International Group SA Participation Certificate Trust
4.44%, 06/15/07 144A@	400,000	399,128
Unilever Capital Corporation
7.13%, 11/01/10Δ	285,000	303,017
Union Pacific Corporation
6.65%, 01/15/11	260,000	272,045
United Air Lines, Inc.
9.21%, 01/21/17#@	108,051	7,631
9.56%, 10/19/18#@	236,236	136,574
United Telephone Co. of Kansas
6.89%, 07/01/08@	500,000	501,763
Ventas Realty LP
8.75%, 05/01/09	70,000	74,550
9.00%, 05/01/12	30,000	33,900
6.50%, 06/01/16Δ	70,000	72,012
Verizon Communications, Inc.
5.55%, 02/15/16	2,100,000	2,104,941
5.85%, 09/15/35	600,000	569,309
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	319,042
4.38%, 06/01/13Δ	140,000	133,086
Vintage Petroleum, Inc.
8.25%, 05/01/12	250,000	260,603
Visteon Corporation
8.25%, 08/01/10	145,000	148,625
Wachovia Bank NA
5.39%, 03/23/09†	750,000	750,289
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	587,430
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,831,176
Washington Mutual, Inc.
8.25%, 04/01/10	250,000	270,263
Waste Management, Inc.
7.75%, 05/15/32Δ	980,000	1,137,985
Wells Fargo Capital X
5.95%, 12/15/36	200,000	193,338
Westlake Chemical Corporation
6.63%, 01/15/16	85,000	83,300
Weyerhaeuser Co.
6.75%, 03/15/12	735,000	772,872
Williams Cos., Inc.
7.50%, 01/15/31Δ	20,000	21,300
7.75%, 06/15/31Δ	200,000	215,000
8.75%, 03/15/32	983,000	1,137,822
Windstream Corporation
8.63%, 08/01/16	440,000	483,450
Xerox Corporation
7.13%, 06/15/10	250,000	263,873
6.75%, 02/01/17Δ	70,000	73,599
XTO Energy, Inc.
7.50%, 04/15/12	43,000	47,119
ZFS Finance USA Trust II
6.45%, 12/15/49 144A†	500,000	500,797

Total Corporate Bonds (Cost $153,828,444)		156,215,456

FOREIGN BONDS — 11.6%
Australia — 0.9%
Australian Government Bond
5.75%, 04/15/12(A)	13,900,000	11,084,104

See Notes to Schedules of Investments.	30

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†	$525,000	$516,083

		11,600,187

Belgium — 1.7%
Belgian Treasury Bill
1.08%, 04/12/07(E)Ω	16,200,000	21,632,245

Bermuda — 0.4%
ACE, Ltd.
6.00%, 04/01/07	350,000	350,000
Arch Capital Group, Ltd.
7.35%, 05/01/34	475,000	516,710
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	324,029
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†	375,000	372,984
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	425,000	425,053
Intelsat Bermuda, Ltd.
9.25%, 06/15/16 144AΔ	60,000	66,750
Tyco International Group SA
6.13%, 11/01/08	90,000	91,246
6.00%, 11/15/13	2,920,000	3,073,668

		5,220,440

Brazil — 0.3%
Federal Republic of Brazil
7.88%, 03/07/15Δ	25,000	28,525
8.88%, 04/15/24	99,000	128,452
10.13%, 05/15/27	821,000	1,194,555
7.13%, 01/20/37Δ	142,000	147,407
11.00%, 08/17/40Δ	1,171,000	1,581,143
Petrobras International Finance Co.
6.13%, 10/06/16	850,000	871,250

		3,951,332

Canada — 0.5%
Anadarko Finance Co.
7.50%, 05/01/31	410,000	453,902
Bombardier, Inc.
7.25%, 11/15/16 144A(E)@	250,000	346,735
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	345,155
Canadian Natural Resources, Ltd.
5.70%, 05/15/17	225,000	224,625
5.85%, 02/01/35	50,000	47,504
6.50%, 02/15/37	450,000	457,969
6.25%, 03/15/38	150,000	148,250
ChevronTexaco Capital Co.
3.50%, 09/17/07Δ	690,000	684,952
Conoco Funding Co.
7.25%, 10/15/31	315,000	368,160
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,663,737
Hydro Quebec
6.30%, 05/11/11	305,000	320,286
OPTI Canada, Inc.
8.25%, 12/15/14 144A	125,000	130,625
Quebecor Media, Inc.
7.75%, 03/15/16Δ	40,000	41,300
Rogers Cable, Inc.
5.50%, 03/15/14	250,000	244,688
6.75%, 03/15/15	10,000	10,400
Rogers Wireless, Inc.
8.52%, 12/15/10†	250,000	255,625
6.38%, 03/01/14Δ	90,000	92,700
Sun Media Corporation
7.63%, 02/15/13	50,000	51,000
Western Oil Sands, Inc.
8.38%, 05/01/12	165,000	185,212

		6,072,825

Cayman Islands — 0.4%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†Δ	450,000	465,294
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	650,000	643,478
4.63%, 06/15/10 144A	866,667	857,970
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/15 144A†Δ	690,000	729,956
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/48 144A†Δ	830,000	839,814
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	833,099	878,632
Vale Overseas, Ltd.
8.25%, 01/17/34Δ	40,000	48,143
6.88%, 11/21/36	1,126,000	1,168,436

		5,631,723

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	201,893

Colombia — 0.1%
Republic of Colombia
7.38%, 09/18/37Δ	458,000	499,678

France — 2.4%
AXA SA
6.46%, 12/14/18 144A†	275,000	269,633
6.38%, 12/14/36 144A†	275,000	264,815
Compagnie Generale de Geophysique - Veritas
7.75%, 05/15/17Δ	85,000	89,037
Compagnie Generale de Geophysique SA
7.50%, 05/15/15	200,000	207,000
French Government Bond
5.50%, 04/25/07(E)	15,690,000	20,978,477
French Treasury Bill
3.31%, 04/26/07(E)	5,500,000	7,328,925
Legrand SA
8.50%, 02/15/25	250,000	295,000

		29,432,887

Germany — 0.7%
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	1,450,000	1,899,512
German Treasury Bill
3.71%, 06/13/07(E)	5,020,000	6,656,383

		8,555,895

31	See Notes to Schedules of Investments.

	Par	Value
Iceland — 0.4%
Glitnir Banki HF
6.33%, 07/28/11 144A	$600,000	$623,183
6.69%, 06/15/16 144A†	1,000,000	1,049,254
Kaupthing Bank HF
6.05%, 04/12/11 144A†	1,630,000	1,645,343
5.75%, 10/04/11 144A	250,000	252,323
7.13%, 05/19/16 144AΔ	350,000	379,245
Landsbanki Islands HF
6.10%, 08/25/11 144AΔ	1,500,000	1,540,820

		5,490,168

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	618,000	613,665

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A	800,000	764,526

Italy — 0.2%
Republic of Italy
3.80%, 03/27/08(J)	156,000,000	1,365,993
Telecom Italia Capital SA
4.00%, 01/15/10Δ	225,000	217,520
5.25%, 11/15/13Δ	165,000	160,195
4.95%, 09/30/14	835,000	787,771
5.25%, 10/01/15	130,000	123,544

		2,655,023

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	591,539
Resona Bank, Ltd.
4.13%,
06/27/49 144A(E)†@	500,000	648,498
5.85%, 07/15/49 144A†@	475,000	473,499

		1,713,536

Luxembourg — 0.8%
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	1,300,000	1,303,900
6.51%, 03/07/22 144AΔ	640,000	651,200
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	718,410
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	824,850
6.63%, 03/20/17 144AΔ	260,000	258,700
Unicredito Luxembourg Finance SA
5.43%, 10/24/08 144A†	4,000,000	4,002,420
VTB Capital SA for Vneshtorgbank
5.96%, 08/01/08†	800,000	801,256
5.97%, 08/01/08 144A†	970,000	971,698

		9,532,434

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11	176,000	190,520

Mexico — 0.3%
America Movil SA de CV
5.50%, 03/01/14Δ	300,000	297,514
United Mexican States
6.75%, 09/27/34Δ	3,070,000	3,355,510

		3,653,024

Netherlands — 0.5%
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	510,873
8.25%, 06/15/30	600,000	745,337
Dutch Treasury Certificate
3.69%, 05/31/07(E)	1,050,000	1,394,207
NXP BV
7.88%, 10/15/14 144AΔ	30,000	31,125
9.50%, 10/15/15 144AΔ	105,000	108,938
Rabobank Nederland
0.20%, 06/20/08(J)	150,000,000	1,265,188
Royal KPN NV
8.00%, 10/01/10	780,000	846,741
TPSA Finance BV
7.75%, 12/10/08 144A	375,000	388,364
TuranAlem Finance BV
8.25%, 01/22/37 144A	1,440,000	1,450,800

		6,741,573

Panama — 0.1%
Republic of Panama
7.13%, 01/29/26Δ	538,000	583,730
6.70%, 01/26/36Δ	549,000	572,607

		1,156,337

Puerto Rico — 0.0%
Telecomunicaciones de Puerto Rico, Inc.
6.80%, 05/15/09	350,000	358,635

Russia — 0.5%
Ministry Finance of Russia
3.00%, 05/14/08	1,170,000	1,137,188
Russian Federation
8.25%, 03/31/10	2,255,591	2,367,469
7.50%, 03/31/30 STEP	2,180,000	2,479,364

		5,984,021

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	233,517

Supranational — 0.8%
Inter-American Development Bank
1.00%, 03/24/15	13,000,000	9,491,872

United Kingdom — 0.3%
HBOS Capital Funding LP
6.07%, 12/31/49 144A†	600,000	612,100
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	918,253
Royal Bank of Scotland Group PLC
5.35%, 12/21/07 144A†	1,100,000	1,100,958
United Kingdom Gilt
4.25%, 03/07/11(U)	800,000	1,517,292

		4,148,603

See Notes to Schedules of Investments.	32

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Venezuela — 0.0%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144AΔ	$140,000	$141,400

Total Foreign Bonds (Cost $142,384,460)		145,667,959

LOAN AGREEMENT — 0.3%
Ford Motor Co. Tranche B
8.36%, 11/29/13† (Cost $2,700,000)	2,700,000	2,700,000

MORTGAGE-BACKED SECURITIES — 54.1%
ABN AMRO Mortgage Corporation
15.95%, 06/25/33 IOΩ@	700,503	74,575
Banc of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,954,881
5.63%, 07/10/46	1,000,000	1,018,353
5.18%, 09/10/47†	3,000,000	2,986,459
Banc of America Funding Corporation
5.40%, 07/20/36 STEP	3,611,175	3,605,967
Bear Stearns Adjustable Rate Mortgage Trust
5.63%, 02/25/33†	379,453	377,945
3.52%, 06/25/34†	1,300,000	1,261,733
Bear Stearns Alt-A Trust
5.64%, 02/25/34 STEP	181,763	181,821
5.39%, 05/25/35†	976,542	973,900
CC Mortgage Funding Corporation
5.67%, 07/25/34 144A†	356,945	357,066
Chase Mortgage Finance Corporation
4.37%, 02/01/37†	1,972,767	1,951,113
4.50%, 02/01/37†	985,278	974,656
Citigroup Commercial Mortgage Trust
5.39%, 11/15/36 144A†	892,442	892,448
Commerical Mortgage Asset Trust
7.55%, 01/17/10†	440,000	458,029
Countrywide Alternative Loan Trust
5.67%, 09/25/35 STEP	3,551,740	3,565,914
5.65%, 10/25/35 STEP	2,407,511	2,412,665
5.62%, 11/20/35 STEP	1,264,525	1,265,558
5.64%, 11/20/35 STEP	2,395,537	2,404,129
5.68%, 11/20/35 STEP	3,719,563	3,732,718
5.70%, 11/20/35 STEP	1,072,951	1,078,541
5.59%, 12/25/35 STEP	1,273,559	1,275,151
5.62%, 12/25/35 STEP	1,963,878	1,963,866
5.59%, 02/25/36 STEP	2,120,249	2,123,481
Countrywide Home Loan Mortgage Pass-Through Trust
5.56%, 03/25/36 STEP	958,954	960,783
CS First Boston Mortgage Securities Corporation
18.60%, 04/25/33 IOΩ@	63,663	2,522
17.12%, 05/25/33 IOΩ@	51,126	1,625
17.62%, 06/25/33 IOΩ@	50,526	2,540
8.49%, 07/25/33 IOΩ†@	536,147	2,330
15.51%, 07/25/33 IOΩ@	829,726	112,134
8.67%, 08/25/33 IOΩ†@	633,272	3,045
6.53%, 06/15/34	1,500,000	1,570,589
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	93,680	96,700
7.00%, 04/01/15	75,393	77,824
8.00%, 06/01/15	801	803
7.00%, 12/01/15	63,636	65,565
6.00%, 04/15/16	114,247	114,129
8.50%, 06/01/16	15,422	16,370
4.50%, 05/01/18	215,623	209,349
4.50%, 06/01/18	50,512	49,037
8.50%, 06/01/18	11,208	11,898
4.50%, 09/01/18	204,506	198,534
4.50%, 10/01/18	149,009	144,659
4.50%, 11/01/18	153,610	149,127
4.50%, 12/01/18	475,878	461,979
5.00%, 12/01/18	898,893	888,770
4.50%, 01/01/19	56,054	54,417
4.50%, 03/01/19	111,375	108,110
4.50%, 06/01/19	2,063,384	2,003,116
5.00%, 06/01/20	757,785	748,476
5.00%, 07/01/20	767,704	757,433
0.11%, 04/15/22 POΩ@	45,345	45,181
8.00%, 08/01/24	7,735	8,207
7.50%, 11/01/29	23,476	24,598
6.50%, 12/01/29	503,372	519,236
7.50%, 12/01/29	37,517	39,310
7.50%, 02/01/31	49,759	52,032
7.19%, 07/01/31†	64,074	64,707
7.23%, 08/01/31†	20,534	20,777
7.50%, 11/01/31	48,845	51,061
7.09%, 04/01/32†	19,017	19,195
4.29%, 03/01/34†	18,670	18,386
5.00%, 04/12/35 TBA	2,200,000	2,125,750
5.50%, 05/01/35	2,702,169	2,676,581
5.00%, 09/01/35	2,215,331	2,143,166
5.00%, 10/01/35	874,175	845,698
5.00%, 12/01/35	3,904,122	3,776,944
6.00%, 02/01/36	2,446,769	2,466,481
6.07%, 01/01/37†	2,499,644	2,530,822
4.00%, 01/01/49	4,542,311	4,292,595
Federal Housing Administration
7.43%, 10/01/18†	218,914	216,730
Federal National Mortgage Association
6.50%, 05/25/08	87,126	87,234
10.46%, 10/25/08 IOΩ†@	93,827	101
4.00%, 06/01/13	104,509	101,589
4.00%, 07/01/13	139,093	135,207
4.00%, 08/01/13	193,713	188,262
4.00%, 09/01/13	367,934	357,500
4.00%, 10/01/13	760,178	738,440
8.00%, 06/01/15	49,650	52,002
8.00%, 06/15/15	14,135	14,805
8.00%, 07/01/15	34,577	36,215
8.00%, 09/01/15	79,144	81,594
5.00%, 12/25/15	276,110	274,503
6.00%, 05/01/16	216,850	220,751
6.00%, 07/01/16	26,305	26,778
5.00%, 11/01/17	266,844	263,977
5.00%, 12/01/17	2,096,605	2,073,617
5.00%, 01/01/18	3,289,737	3,254,096
5.00%, 02/01/18	582,867	576,551
5.50%, 02/01/18	238,440	239,003

33	See Notes to Schedules of Investments.

	Par	Value
4.50%, 04/01/18	$174,520	$169,419
5.00%, 04/01/18	166,144	164,287
6.00%, 04/01/18 TBA	550,000	558,937
4.50%, 05/01/18	1,479,207	1,435,969
5.00%, 05/01/18	1,082,227	1,070,130
4.50%, 06/01/18	3,609,903	3,504,393
5.00%, 06/01/18	137,958	136,041
4.50%, 07/01/18	344,315	334,249
4.00%, 09/01/18	4,528,388	4,286,712
4.50%, 09/01/18	3,002,493	2,914,729
4.50%, 10/01/18	78,642	76,343
4.50%, 11/01/18	306,236	297,284
5.00%, 11/01/18	563,098	556,804
4.50%, 12/01/18	384,486	373,248
4.50%, 01/01/19	79,713	77,383
4.50%, 03/01/19	111,544	108,284
5.00%, 04/01/19	931,151	920,742
4.00%, 05/01/19	11,976,121	11,330,323
4.50%, 07/01/19	68,800	66,697
4.50%, 08/01/19	62,256	60,353
4.50%, 09/01/19	931,619	904,388
4.50%, 03/01/20	266,328	258,543
4.50%, 04/01/20	694,346	674,050
5.50%, 04/01/20	10,800,000	10,823,630
5.00%, 04/01/21 TBA	7,500,000	7,394,535
7.08%, 08/25/21 IOΩ@	317	9,376
10.46%, 10/25/21 IOΩ@	634	13,637
18.77%, 01/25/22†	174,463	200,815
4.09%, 03/25/22†	165,721	164,492
4.50%, 04/17/22 TBA	3,000,000	2,903,436
9.50%, 05/01/22	7,705	8,377
5.63%, 07/01/22†	35,872	36,277
6.00%, 01/01/23	190,189	193,395
9.50%, 07/01/24	14,259	15,440
5.61%, 07/01/27†	50,749	51,279
6.98%, 08/01/27†	125,366	126,413
5.61%, 11/01/27†	106,688	107,803
6.50%, 12/25/28	20,397	20,343
7.39%, 02/01/30†	190,011	190,834
5.92%, 05/25/30†	2,616,845	2,640,211
7.15%, 06/01/30†	63,339	64,141
8.00%, 10/01/30	79,443	83,911
5.77%, 10/18/30†	77,078	77,769
7.36%, 12/01/30†	19,799	20,091
5.61%, 01/01/31†	13,646	13,790
6.95%, 05/01/31†	19,472	19,504
6.88%, 06/01/31†	72,304	73,574
6.92%, 06/01/31†	12,669	12,893
6.00%, 01/01/32	137,102	138,859
6.00%, 03/01/32	392,307	397,474
6.50%, 03/01/32	431,841	445,835
6.00%, 04/01/32	914,027	925,523
5.65%, 06/01/32†	22,705	22,947
5.63%, 08/01/32†	42,019	42,464
5.72%, 02/01/33†	21,824	21,970
5.50%, 05/01/33	20,138,351	19,973,331
5.63%, 05/01/33†	109,233	110,398
0.01%, 07/25/33 IOΩ†@	496,386	24,958
3.85%, 10/01/33†	1,583,870	1,569,783
5.50%, 04/01/34	16,345,307	16,212,215
0.01%, 04/25/34 IOΩ†@	721,048	28,724
0.01%, 06/25/34 IOΩ†@	1,103,104	45,615
5.50%, 09/01/34	15,700,041	15,562,289
7.50%, 09/01/34	41,273	42,986
4.50%, 10/01/34	331,151	312,098
6.00%, 10/01/34	190,783	192,706
4.50%, 11/01/34	1,394,181	1,312,699
5.50%, 11/01/34	20,101,300	19,924,931
4.50%, 12/01/34	422,026	397,134
4.61%, 12/01/34†	1,001,578	994,406
6.00%, 01/01/35	2,947,626	2,977,335
4.50%, 02/01/35	466,761	439,231
5.50%, 02/01/35	26,066,265	25,837,558
4.50%, 03/01/35	1,914,263	1,800,214
4.50%, 04/01/35	988,858	929,761
5.00%, 04/01/35 TBA	40,950,000	39,555,161
5.50%, 04/01/35 TBA	4,900,000	4,847,938
6.00%, 04/12/35 TBA	37,150,000	37,417,034
4.50%, 05/01/35	849,406	798,642
6.00%, 05/01/35	3,684,505	3,714,389
7.50%, 05/01/35	448,005	464,476
7.50%, 06/01/35	55,774	57,824
4.50%, 07/01/35	495,764	466,135
6.00%, 07/01/35	1,095,422	1,104,307
4.50%, 09/01/35	137,117	128,923
5.50%, 09/01/35	1,781,465	1,764,650
7.50%, 09/01/35	50,114	51,957
4.50%, 10/01/35	338,522	318,291
6.00%, 10/01/35	327,902	330,561
7.50%, 10/01/35	917,048	950,762
5.61%, 11/01/35†	50,332	50,878
6.00%, 11/01/35	1,733,195	1,747,252
6.81%, 11/01/35†	619,023	641,393
6.89%, 11/01/35†	1,280,823	1,327,110
6.90%, 11/01/35†	1,357,180	1,406,226
5.00%, 02/01/36	16,004,548	15,478,428
6.00%, 02/01/36	1,268,701	1,278,132
6.00%, 03/01/36	972,265	979,492
4.50%, 04/01/36	1,800,000	1,691,438
6.50%, 04/01/36 TBA	21,480,000	21,909,600
5.00%, 04/12/36 TBA	8,500,000	8,210,473
5.00%, 05/01/36 TBA	35,200,000	34,001,018
5.61%, 05/01/36†	590,254	596,685
6.00%, 05/01/36	962,005	969,155
5.50%, 06/01/36	979,398	969,183
7.50%, 06/01/36	893,554	926,166
6.00%, 07/01/36	1,360,865	1,370,981
6.00%, 08/01/36	2,882,797	2,904,224
7.50%, 08/01/36	45,095	46,740
6.00%, 09/01/36	3,694,931	3,722,397
6.00%, 10/01/36	18,295,840	18,432,481
7.50%, 10/01/36	420,010	435,339
6.00%, 01/01/37	982,807	990,113
6.50%, 04/12/37 TBA	17,000,000	17,340,000
5.61%, 12/01/37†	223,361	225,811
5.61%, 01/01/38†	99,374	100,470
6.28%, 06/01/40†	190,291	194,483
6.28%, 10/01/40†	477,719	487,796
5.61%, 11/01/40†	72,787	73,597
FFCA Secured Lending Corporation
9.25%, 07/18/20 IO 144AΩ†@	1,497,014	55,115
FHLMC Structured Pass-Through Securities
6.33%, 07/25/44†	4,009,548	4,052,470

See Notes to Schedules of Investments.	34

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
First Horizon Alternative Mortgage Securities
4.75%, 06/25/34†	$1,124,430	$1,122,293
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,500,000	1,586,023
General Electric Capital Commercial Mortgage Corporation
5.33%, 11/10/45†	1,230,000	1,234,867
GMAC Commercial Mortgage Securities, Inc.
6.87%, 08/15/07	113,987	113,916
6.28%, 11/15/39	2,000,000	2,087,571
Government National Mortgage Association
7.00%, 10/15/25	67,852	71,006
7.00%, 01/15/26	30,727	32,156
7.00%, 07/15/27	229,664	240,353
7.00%, 12/15/27	4,099	4,290
7.00%, 01/15/28	33,230	34,762
7.00%, 03/15/28	280,261	293,304
7.00%, 07/15/28	28,705	30,028
7.50%, 07/15/28	15,716	16,419
6.50%, 08/15/28	33,807	34,815
7.00%, 08/15/28	46,683	48,836
7.50%, 08/15/28	33,472	34,969
6.50%, 09/15/28	180,985	186,384
7.00%, 10/15/28	80,304	84,006
7.50%, 03/15/29	72,903	76,181
7.50%, 11/15/29	42,548	44,439
5.13%, 11/20/29†	145,946	147,829
8.50%, 08/15/30	5,951	6,395
8.50%, 11/20/30	44,023	47,129
6.50%, 08/15/31	271,234	278,289
7.50%, 08/15/31	97,046	101,311
6.50%, 10/15/31	429,484	440,987
6.00%, 11/15/31	1,087,588	1,101,733
6.50%, 11/15/31	391,228	401,405
6.00%, 12/15/31	332,235	336,556
6.00%, 01/15/32	568,755	577,605
6.00%, 02/15/32	646,885	655,298
6.50%, 02/15/32	731,984	751,939
7.50%, 02/15/32	46,421	48,408
12.74%, 02/16/32†	258,183	315,448
6.00%, 04/15/32	567,903	576,740
6.50%, 04/15/32	451,455	463,200
7.50%, 04/15/32	102,197	106,572
6.50%, 06/15/32	1,499,872	1,540,796
6.50%, 07/15/32	217,130	222,778
6.50%, 08/15/32	688,535	706,445
6.50%, 09/15/32	729,742	748,725
6.00%, 10/15/32	717,605	726,938
6.00%, 11/15/32	641,514	650,289
6.00%, 12/15/32	283,821	287,513
6.50%, 12/15/32	43,545	44,678
6.00%, 01/15/33	303,433	307,380
6.00%, 02/15/33	242,468	245,621
6.50%, 03/15/33	111,547	114,448
5.00%, 04/15/33	305,544	297,799
6.50%, 04/15/33	1,796,414	1,843,144
5.00%, 05/15/33	2,513,602	2,449,968
6.00%, 05/15/33	2,022,243	2,048,544
5.00%, 06/15/33	332,611	324,181
6.00%, 06/15/33	214,038	216,821
5.00%, 07/15/33	765,643	746,236
5.00%, 08/15/33	1,542,513	1,501,629
5.00%, 09/15/33	1,099,364	1,069,689
5.00%, 10/15/33	620,959	604,536
6.00%, 10/15/33	993,497	1,006,418
6.50%, 10/15/33	376,274	386,062
5.00%, 11/15/33	74,595	72,707
6.00%, 12/15/33	1,180,164	1,195,513
5.00%, 01/15/34	493,948	481,155
5.00%, 03/15/34	629,383	613,080
5.00%, 04/15/34	237,914	231,752
5.00%, 05/15/34	148,334	144,492
5.00%, 06/15/34	966,703	941,664
5.00%, 08/15/34	609,985	594,185
5.00%, 11/15/34	1,416,318	1,379,635
5.00%, 12/15/34	1,409,482	1,372,973
5.00%, 01/15/35	857,026	834,379
6.00%, 06/15/36	938,556	950,808
5.00%, 04/19/37	32,000,000	31,129,984
Greenpoint Mortgage Funding Trust
5.40%, 03/25/37 STEP	4,851,705	4,851,537
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,268,655
GSMPS Mortgage Loan Trust
5.55%, 02/25/35 STEP 144A	626,444	626,461
5.67%, 09/25/35†	2,853,175	2,856,258
GSR Mortgage Loan Trust
4.54%, 10/25/35†	1,450,161	1,435,088
HarborView Mortgage Loan Trust
5.63%, 11/19/35 STEP	610,735	612,428
5.56%, 01/19/36 STEP	466,803	467,729
5.57%, 01/19/36 STEP	1,924,653	1,928,181
5.51%, 12/19/37 STEP	1,910,246	1,911,813
Impac CMB Trust
5.68%, 10/25/34 STEP	307,914	308,020
5.58%, 11/25/35 STEP	2,047,027	2,049,931
Impac Secured Assets CMN Owner Trust
5.57%, 05/25/35 STEP	1,721,693	1,722,567
Indymac ARM Trust
6.63%, 09/28/31†	32,662	32,538
Indymac Index Mortgage Loan Trust
5.10%, 09/25/35†	693,853	675,860
5.54%, 04/25/46 STEP	1,536,904	1,538,774
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	2,900,000	2,816,006
4.92%, 10/15/42†	200,000	194,273
5.43%, 12/12/43	1,500,000	1,503,811
JP Morgan Mortgage Trust
4.07%, 07/25/35†	993,553	975,481
4.20%, 07/25/35†	989,814	973,241
4.77%, 07/25/35†	981,125	973,082
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	975,604
4.74%, 07/15/30	830,000	798,810
5.16%, 02/15/31	2,000,000	1,972,836
7.42%, 06/15/36 IO 144AΩ†@	4,545,142	156,006
4.95%, 09/15/40	900,000	877,794

35	See Notes to Schedules of Investments.

	Par	Value
Luminent Mortgage Trust
5.52%, 02/25/46 STEP	$1,538,367	$1,538,913
MASTR Adjustable Rate Mortgages Trust
5.19%, 05/25/34†	591,174	591,868
5.78%, 11/25/46†	1,920,595	1,920,595
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	1,161,169	1,202,802
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.49%, 03/01/04	1,300,000	1,307,133
MLCC Mortgage Investors, Inc.
5.67%, 09/25/27 STEP	831,514	833,289
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,964,466
5.51%, 11/12/49†	2,300,000	2,323,096
Nomura Asset Acceptance Corporation
5.05%, 06/25/10†	2,636,766	2,630,494
Opteum Mortgage Acceptance Corporation
5.49%, 08/25/35 STEP	1,288,485	1,288,841
Prime Mortgage Trust
5.50%, 05/25/35 144A	2,719,151	2,708,785
5.50%, 05/25/35	6,059,753	6,035,996
6.00%, 05/25/35 144A	1,287,310	1,300,113
6.00%, 11/25/36 144A	4,520,730	4,518,499
Residential Funding Securities Corporation
5.77%, 06/25/33 144A†	956,449	958,834
Sequoia Mortgage Trust
5.72%, 07/20/33 STEP	453,404	453,978
5.80%, 11/20/34 STEP	465,667	466,833
Structured Adjustable Rate Mortgage Loan Trust
5.66%, 08/25/35†	1,384,319	1,387,506
Structured Asset Mortgage Investments, Inc.
5.63%, 12/25/35 STEP	1,664,385	1,667,408
5.55%, 02/25/36 STEP	1,504,664	1,505,769
Thornburg Mortgage Securities Trust
5.43%, 06/25/09†	4,038,354	4,031,247
5.52%, 12/25/35†	4,231,350	4,227,382
5.49%, 01/25/36†	6,017,980	6,010,647
Wachovia Bank Commercial Mortgage Trust
5.20%, 10/15/44†	3,000,000	2,990,458
WAMU Alternative Mortgage Pass-Through Certificates
5.72%, 11/25/46†	2,897,611	2,897,611
Washington Mutual, Inc.
8.55%, 01/25/08 IOΩ†@	775,046	6,347
8.56%, 05/25/08 IOΩ@	1,714,580	5,986
8.93%, 06/25/08 IOΩ†@	2,689,304	23,064
5.59%, 12/25/27 STEP	3,348,851	3,348,544
4.68%, 02/25/33†	137,319	135,937
5.67%, 12/27/36†	939,789	938,615
6.28%, 06/25/42†	125,675	125,621
5.61%, 07/25/45 STEP	2,606,830	2,610,526
5.67%, 07/25/45 STEP	1,775,223	1,781,315
5.64%, 08/25/45 STEP	5,267,530	5,281,640
5.61%, 10/25/45 STEP	4,868,554	4,875,517
5.58%, 11/25/45 STEP	1,920,469	1,926,336
5.59%, 12/25/45 STEP	1,346,439	1,350,401
5.61%, 12/25/45 STEP	2,854,450	2,863,562
5.70%, 11/25/46†	885,029	885,582
9.59%, 01/01/49 IOΩ†@	1,956,512	12,028
Wells Fargo Mortgage-Backed
Securities Trust
3.54%, 09/25/34†	2,440,000	2,368,375
4.98%, 10/25/35†	2,014,635	2,028,926
5.09%, 03/25/36†	3,529,677	3,523,922
Zuni Mortgage Loan Trust
5.45%, 07/25/36†	3,298,327	3,294,983

Total Mortgage-Backed Securities (Cost $681,689,838)		679,595,930

MUNICIPAL BONDS — 0.3%
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,812,239
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	1,039,630

Total Municipal Bonds (Cost $3,630,832)		3,851,869

	Number of Contracts
PURCHASED OPTIONS — 0.4%
Call Options — 0.3%
10-Year U.S. Treasury Note Futures, Strike Price $116.00, Expires 05/25/07	370	5,781
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.00, Expires 09/14/07	250	276,562
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.25, Expires 09/14/07	2	1,463
5-Year U.S. Treasury Note Futures, Strike Price $103.50, Expires 05/25/07	441	1,019,812
90-Day Eurodollar Futures, Strike Price $91.25, Expires 06/18/07	180	1,125
90-Day Eurodollar Futures, Strike Price $94.25, Expires 09/17/07	450	765,000
90-Day Eurodollar Futures, Strike Price $95.25, Expires 03/17/08	497	856,612
90-Day Eurodollar Futures, Strike Price $95.25, Expires 06/16/08	437	423,344
90-Day Eurodollar Futures, Strike Price $95.25, Expires 12/17/07	153	74,588

		3,424,287

See Notes to Schedules of Investments.	36

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
Call Swaptions — 0.1%
3-Month LIBOR, Strike Price $4.75, Expires 03/31/08	2,570	$138,172
3-Month LIBOR, Strike Price $5.00, Expires 02/01/08	4,270	306,659
3-Month LIBOR, Strike Price $5.00, Expires 12/20/07	2,240	150,648
3-Month LIBOR, Strike Price $5.04, Expires 09/17/07	750	43,488
3-Month LIBOR, Strike Price $5.20, Expires 01/25/10	2,360	244,947
3-Month LIBOR, Strike Price $5.25, Expires 06/07/07	1,700	108,630
3-Month LIBOR, Strike Price $5.25, Expires 07/02/07	3,540	247,871
3-Month LIBOR, Strike Price $5.37, Expires 07/02/07	3,880	343,496
3-Month LIBOR, Strike Price $5.75, Expires 04/27/09	280	211,974
6-Month LIBOR, Strike Price $5.19, Expires 09/14/07	350	2,422

		1,798,307

Put Option — 0.0%
90-Day Eurodollar Futures, Strike Price $95.00, Expires 09/17/07	29	9,787

Put Swaptions — 0.0%
30-Year Federal National Mortgage Association, Strike Price $92.00, Expires 06/05/07	890	315
3-Month LIBOR, Strike Price $5.20, Expires 01/25/10	2,360	178,445
3-Month LIBOR, Strike Price $6.25, Expires 04/27/09	280	41,121

		219,881

Total Purchased Options (Cost $4,753,790)		5,452,262

	Shares
PREFERRED STOCKS — 0.1%
CORTS Trust for Ford Motor Co.	9,100	173,628
General Motors Corporation CONVΔ	40,650	843,487

Total Preferred Stocks (Cost $873,008)		1,017,115

	Par
REPURCHASE AGREEMENT — 0.2%
Credit Suisse First Boston
5.13% (dated 03/30/07, matures 04/02/07, repurchase price $2,200,940, collateralized by U.S. Treasury Note, 4.50% due 11/30/11, total market value $2,231,524) (Cost $2,200,000)	$2,200,000	2,200,000

	Shares	Value
RIGHTS — 0.0%
United Mexican States Recovery Rights Series E, 06/30/07 (Cost $0)	1,100,000	$15,950

MONEY MARKET FUNDS — 22.5%
GuideStone Funds Money Market Fund (GS4 Class)¥	164,051,954	164,051,954
Northern Institutional Liquid Assets Portfolio§	117,959,968	117,959,968

Total Money Market Funds (Cost $282,011,922)		282,011,922

	Par
U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bill
4.96%, 06/14/07‡‡	$1,265,000	1,252,482

U.S. Treasury Bond
4.50%, 02/15/36Δ	1,827,000	1,723,091

U.S. Treasury Inflationary Index Bonds
0.88%, 04/15/10Δ	11,540,000	11,923,704
2.38%, 04/15/11	7,010,000	7,242,607
3.38%, 01/15/12Δ	60,000	72,570
1.88%, 07/15/13	700,000	761,494
2.00%, 07/15/14Δ	3,000,000	3,190,697
1.88%, 07/15/15	8,200,000	8,342,650
2.50%, 07/15/16Δ	4,780,000	4,916,715
2.38%, 01/15/17Δ	300,000	305,610
2.38%, 01/15/25	1,140,000	1,232,257
2.00%, 01/15/26Δ	1,660,000	1,609,164
2.38%, 01/15/27	2,300,000	2,327,865
3.88%, 04/15/29	4,468,000	6,983,705

		48,909,038

U.S. Treasury Notes
3.38%, 02/15/08	850,000	838,944
4.88%, 10/31/08	10,000,000	10,024,220
4.75%, 12/31/08Δ	18,900,000	18,931,015
3.25%, 01/15/09Δ	1,100,000	1,073,919
3.63%, 07/15/09Δ	200,000	195,961
3.38%, 10/15/09Δ	1,400,000	1,360,954
3.63%, 01/15/10Δ	1,300,000	1,269,177
3.50%, 02/15/10Δ	3,200,000	3,111,875
4.50%, 11/15/10Δ	11,715,000	11,709,517
4.50%, 02/28/11Δ	13,200,000	13,186,087
4.88%, 04/30/11Δ	5,500,000	5,567,892
5.13%, 06/30/11	64,000	65,435
4.63%, 12/31/11Δ	14,370,000	14,422,206
4.75%, 01/31/12Δ	500,000	504,512
4.63%, 02/29/12	600,000	602,415
4.00%, 02/15/14Δ	2,200,000	2,123,002
4.50%, 11/15/15Δ	5,290,000	5,237,724
5.13%, 05/15/16Δ	2,100,000	2,171,942
4.88%, 08/15/16Δ	19,800,000	20,120,206
4.63%, 02/15/17Δ	1,210,000	1,207,921
4.75%, 02/15/37Δ	950,000	935,454

		114,660,378

U.S. Treasury STRIPS
5.02%, 11/15/21ΩΔ	18,680,000	9,061,575
5.04%, 08/15/24Ω	19,700,000	8,298,270
5.01%, 11/15/24Ω	2,200,000	918,401

37	See Notes to Schedules of Investments.

	Par	Value
5.03%, 02/15/25Ω	$4,100,000	$1,690,483
5.02%, 08/15/25Ω	3,100,000	1,249,111
5.02%, 05/15/26ΩΔ	1,500,000	581,302
5.01%, 08/15/26Ω	6,500,000	2,497,372
5.00%, 11/15/26Ω	4,500,000	1,711,004
5.02%, 11/15/26Ω	3,600,000	1,360,966
5.00%, 08/15/27Ω	1,050,000	384,746
4.99%, 11/15/27Ω	400,000	145,066

		27,898,296

Total U.S. Treasury Obligations (Cost $192,615,249)		194,443,285

TOTAL INVESTMENTS — 126.6% (Cost $1,583,129,154)		1,589,410,389

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
90-Day Eurodollar Futures, Strike Price $94.75, Expires 06/18/07	(37)	(5,550)
90-Day Eurodollar Futures, Strike Price $95.25, Expires 09/17/07	(35)	(6,125)

		(11,675)

Call Swaptions — (0.1)%
3-Month LIBOR, Strike Price $4.90, Expires 03/31/08	(1,120)	(122,862)
3-Month LIBOR, Strike Price $5.15, Expires 12/20/07	(970)	(145,892)
3-Month LIBOR, Strike Price $5.34, Expires 06/07/07	(700)	(116,585)
3-Month LIBOR, Strike Price $5.37, Expires 07/02/07	(1,540)	(284,068)
6-Month LIBOR, Strike Price $4.85, Expires 09/14/07	(100)	(1,965)

		(671,372)

Put Option — 0.0%
90-Day Eurodollar Futures, Strike Price $94.75, Expires 06/18/07	(37)	(6,937)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.10, Expires 02/01/08	(1,860)	(267,497)
3-Month LIBOR, Strike Price $5.50, Expires 07/02/07	(1,270)	(337,642)

		(605,139)

Total Written Options (Premiums received $(958,570))		(1,295,123)

SECURITIES SOLD SHORT — (1.8)%
Federal National Mortgage Association
5.50%, 04/12/37 TBA	(6,900,000)	(6,826,687)
6.00%, 04/12/37 TBA	(15,000,000)	(15,107,820)

Total Securities Sold Short (Cost $(21,989,359))		(21,934,507)

Liabilities in Excess of Other Assets — (24.7)%		(310,421,261)

NET ASSETS — 100.0%		$1,255,759,498

See Notes to Schedules of Investments.	38

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2007:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollars
Receive fixed rate payments of 6.50% and pay variable rate payments on the six month BBSW floating rate(g)	01/15/10	1,300,000	$(2,430)
Receive fixed rate payments of 6.50% and pay variable rate payments on the six month BBSW floating rate(i)	01/15/10	1,600,000	(2,990)
Receive fixed rate payments of 6.50% and pay variable rate payments on the six month BBSW floating rate(f)	01/15/10	2,000,000	(3,738)
Receive fixed rate payments of 6.50% and pay variable rate payments on the six month BBSW floating rate(f)	01/15/10	6,900,000	(12,896)

			(22,054)

British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(b)	12/20/08	1,600,000	(22,344)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(i)	09/15/10	4,000,000	(165,491)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/10	10,200,000	(422,002)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/15	2,500,000	(140,595)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(m)	09/15/15	400,000	(22,490)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(i)	12/15/35	(4,900,000)	220,513
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(d)	12/15/35	(3,700,000)	166,510

			(385,899)

Canadian Dollars
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month CBK floating rate(h)	06/15/27	5,100,000	(155,202)

Euros
Receive fixed rate payments of 2.1455% and pay variable rate payments on the France CPI Ex Tobacco(b)	10/15/10	300,000	7,043
Receive floating par in the event of default on the Dow Jones ITRAXX6HIVOL Index and pay fixed rate payments of 0.85%(g)	12/20/16	(1,200,000)	(9,806)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(g)	12/20/16	(2,900,000)	(23,701)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(i)	12/20/16	(3,600,000)	(29,422)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(d)	12/20/16	(1,300,000)	(10,624)
Receive floating par in the event of default and pay fixed rate payments of 0.85%(j)	12/20/16	(2,900,000)	(23,701)

			(90,211)

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(h)	06/20/16	(210,000,000)	(34,823)

39	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(d)	06/20/16	(80,000,000)	$(13,266)

			(48,089)

U.S. Dollars
Receive fixed rate payments of 0.77% and pay floating par in the event of default on Russian Federation, 5.00% due 3/31/30(g)	05/20/07	$100,000	91
CMBS AAA 10 Year Index Basis Total Return Swap(k)	05/31/07	11,000,000	(10,459)
Receive fixed rate payments of 0.22% and pay floating par in the event of default on Russian Federation, 7.50% due 3/31/30(l)	07/20/07	1,900,000	287
Receive fixed rate payments of 0.20% and pay floating par in the event of default on Russian Federation, 7.50% due 3/31/30(i)	07/20/07	1,400,000	124
Receive fixed rate payments of 0.24% and pay floating par in the event of default on Russian Federation, 7.50% due 3/31/30(l)	02/20/08	1,300,000	(168)
Receive fixed rate payments of 0.055% and pay floating par in the event of default on American International Group, 5.60% due 10/18/16(e)	03/20/08	5,600,000	(163)
Receive floating par in the event of default on Republic of Philippines, 8.25% due 1/15/14 and pay fixed rate of 2.47%(e)	09/20/08	(1,000,000)	(29,821)
Receive floating par in the event of default on RadioShack Corporation, 7.375% due 5/15/11 and pay fixed rate payments of 0.37%(b)	12/20/08	(300,000)	233
Receive floating par in event of default on Emerson Electric Co., 4.625% due 10/15/12 and pay fixed rate payments of 0.22%(c)	12/20/08	(300,000)	(774)
Receive floating par in event of default on Devon Financing Corporation, 6.875% due 9/30/11 and pay fixed rate payments of 0.35%(h)	12/20/08	(300,000)	(2,346)
Receive floating par in event of default on Anadarko Petroleum Corporation, 5.000% due 10/01/12 and pay fixed rate payments of 0.27%(h)	12/20/08	(300,000)	(674)
Receive floating par in event of default on Carnival Corporation, 6.150% due 4/15/08 and pay fixed rate payments of 0.44%(b)	12/20/08	(300,000)	(1,845)
Receive floating par in event of default on Countrywide Home Loan, 6.250% due 4/15/09 and pay fixed rate payments of 0.42%(c)	12/20/08	(300,000)	(145)
Receive floating par in event of default on Occidental Petroleum, 6.750% due 1/15/12 and pay fixed rate payments of 0.28%(h)	12/20/08	(300,000)	(1,157)
Receive floating par in event of default on Kroger Co. 6.750% due 4/15/12 and pay fixed rate payments of 0.53%(c)	12/20/08	(300,000)	(2,182)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(b)	06/18/09	55,000,000	119,843
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(b)	06/20/09	10,000,000	12,054

See Notes to Schedules of Investments.	40

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	06/21/10	$36,000,000	$102,644
Receive floating par in the event of default on Republic of Turkey, 11.875 due 1/15/30 and pay fixed rate of 2.70%(c)	09/20/10	(400,000)	(18,258)
Receive floating par in the event of default on Republic of Turkey, 11.875 due 1/15/30 and pay fixed rate of 2.25%(c)	09/20/10	(1,000,000)	(31,496)
Receive floating par in the event of default on Daimler Chrysler NA Holding, 5.75 due 9/8/11 and pay fixed rate of 0.58%*(d)	09/20/11	(900,000)	(8,768)
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(d)	12/20/11	(1,700,000)	8,361
Receive floating par in the event of default on Core Investment Grade Bond Trust I and pay fixed rate of 1.65%(g)	12/20/11	(5,000,000)	(38,731)
Receive floating par in the event of default on the Dow Jones CDX HY-7 100 Index and pay fixed rate payments of 3.25%(n)	12/20/11	(4,000,000)	(113,275)
Receive floating par in the event of default on the Dow Jones CDX X07 Index and pay fixed rate payments of 1.65%(g)	12/20/11	(4,000,000)	(40,489)
Receive floating par in the event of default on International Lease Finance Corp, 5.40% due 2/15/12 and pay fixed rate of 0.17%(d)	03/20/12	(400,000)	(222)
Receive floating par in the event of default on XL Capital (Europe) PLC, 6.50% due 1/15/12 and pay fixed rate of 0.205%(d)	03/20/12	(500,000)	2,709
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/20/12	1,700,000	1,601
Receive variable rate payments on the three month LIBOR and pay fixed rate payments of 5.00%(b)	06/20/12	(11,800,000)	(18,762)
Receive floating par in the event of default on Pulte Homes Inc., 6.25% due 2/15/13 and pay fixed rate of 0.72%(d)	03/20/13	(1,100,000)	33,034
Receive floating par in the event of default on Sealed Air Corp, 5.625% due 7/15/13 and pay fixed rate of 0.58%(c)	09/20/13	(400,000)	(4,094)
Receive floating par in the event of default on CitiFinancial, 6.625% due 6/1/15 and pay fixed rate of 0.145%(d)	06/20/15	(300,000)	709
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/15 and pay fixed rate of 0.535%(c)	05/20/16	(1,600,000)	(18,335)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/15 and pay fixed rate of 0.54%(g)	05/20/16	(1,400,000)	(16,549)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/15 and pay fixed rate of 0.545%(i)	05/20/16	(2,800,000)	(34,108)
Receive floating par in the event of default on Omnicom Group Inc., 5.90% due 4/15/16 and pay fixed rate of 0.39%(c)	06/20/16	(700,000)	(3,609)
Receive floating par in the event of default on Bank of America, 5.62% due 10/14/16 and pay fixed rate of 0.17%(f)	12/20/16	(1,700,000)	6,595

41	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(c)	12/20/16	$(7,800,000)	$(5,900)
Receive floating par in the event of default on Core Investment Grade Bond Trust I and pay fixed rate of 1.65%(i)	12/20/16	(10,000,000)	20
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(i)	06/20/17	(2,600,000)	35,300
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(i)	06/20/37	4,200,000	(242,079)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/20/37	7,500,000	(432,284)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	06/20/37	7,600,000	(438,048)
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54%(e)	07/25/45	(7,700,000)	240,625
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54%(b)	07/25/45	(2,000,000)	62,500

			(888,011)

			$(1,589,466)

Forward volatility option with premium to be determined on a future date outstanding at March 31, 2007:

Description	Expiration Date	Notional Value	Unrealized Depreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen, Strike Price and premium determined on 03/20/07, based upon implied volatility parameter of 8.50% (b)	03/20/08	$20,200,000	$(195,536)

See Notes to Schedules of Investments.	42

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association
2.29%, 02/19/09(G) (Cost $1,477,847)	$2,500,000	$1,625,438

ASSET-BACKED SECURITY — 0.3%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $1,676,152)	1,950,000	1,843,290

CORPORATE BONDS — 15.3%
Albertson’s, Inc.
7.75%, 06/15/26	800,000	814,181
6.63%, 06/01/28	105,000	96,659
7.45%, 08/01/29	985,000	973,902
8.00%, 05/01/31	110,000	112,660
Anadarko Petroleum Corporation
5.95%, 09/15/16Δ	1,080,000	1,084,212
6.45%, 09/15/36	760,000	754,513
Apache Corporation
6.00%, 01/15/37	1,640,000	1,638,739
Arrow Electronics, Inc.
6.88%, 07/01/13	250,000	263,204
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,354,993
AT&T Corporation
6.50%, 03/15/29	125,000	123,327
Avnet, Inc.
6.00%, 09/01/15	875,000	868,969
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	668,595
4.10%, 03/22/10 144A(T)	30,000,000	802,142
4.06%, 09/16/10 144A(W)	730,000,000	735,509
Borden, Inc.
7.88%, 02/15/23	1,200,000	1,029,000
Bristol-Myers Squibb Co.
4.86%, 09/15/23 CONV†	1,000,000	1,012,500
Chesapeake Energy Corporation
6.88%, 01/15/16	610,000	620,675
6.50%, 08/15/17	45,000	44,662
6.88%, 11/15/20	320,000	320,000
CIT Group, Inc.
5.50%, 12/01/14(U)	600,000	1,132,677
Comcast Corporation
5.50%, 03/15/11	500,000	505,914
5.65%, 06/15/35Δ	570,000	518,163
6.50%, 11/15/35Δ	555,000	561,024
6.45%, 03/15/37Δ	2,480,000	2,491,041
Commonwealth Edison Co.
4.75%, 12/01/11@	402,000	390,764
Constellation Energy Group, Inc.
4.55%, 06/15/15	750,000	690,613
Continental Airlines, Inc.
6.95%, 02/02/11	267,375	266,205
8.31%, 04/02/18Δ	479,233	499,900
7.57%, 03/15/20	414,730	420,173
Corning, Inc.
6.20%, 03/15/16	230,000	236,746
7.25%, 08/15/36	850,000	898,815
Cox Communications, Inc.
6.75%, 03/15/11	250,000	263,165
Cummins, Inc.
6.75%, 02/15/27	750,000	752,774
7.13%, 03/01/28Δ	425,000	441,952
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	500,037
Devon Energy Corporation
4.95%, 08/15/08 CONV	963,000	1,346,996
Dillard’s, Inc.
7.75%, 07/15/26	890,000	881,100
7.00%, 12/01/28	500,000	457,500
El Paso Corporation
7.00%, 05/15/11	400,000	422,000
Federated Retail Holdings, Inc.
6.38%, 03/15/37	165,000	160,904
First Industrial LP
7.60%, 07/15/28	1,000,000	1,126,467
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,030,000
Ford Motor Co.
6.63%, 10/01/28	680,000	494,700
6.38%, 02/01/29	1,255,000	900,462
Ford Motor Credit Co.
5.70%, 01/15/10	135,000	129,313
7.00%, 10/01/13	315,000	293,191
8.00%, 12/15/16Δ	1,000,000	963,829
General Motors Acceptance Corporation
6.88%, 08/28/12	250,000	249,269
Georgia-Pacific Corporation
8.00%, 01/15/24	30,000	30,300
7.38%, 12/01/25	240,000	232,800
7.25%, 06/01/28	300,000	288,000
7.75%, 11/15/29	3,700,000	3,681,500
8.88%, 05/15/31	60,000	63,900
GTE Corporation
6.94%, 04/15/28	10,000	10,576
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,406,250
7.58%, 09/15/25	1,000,000	849,083
7.05%, 12/01/27	500,000	399,142
Health Care Property Investors, Inc.
6.00%, 03/01/15	1,500,000	1,506,582
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,687,762
Historic TW, Inc.
6.63%, 05/15/29	60,000	60,896
HSBC Bank USA NA
3.31%, 08/25/10 144A	700,000	766,570
IMC Global, Inc.
7.38%, 08/01/18	500,000	500,000
7.30%, 01/15/28	690,000	648,600
iStar Financial, Inc.
5.70%, 03/01/14	1,171,000	1,166,295
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	259,105
Kinder Morgan, Inc.
7.25%, 03/01/28	500,000	498,566
Lennar Corporation
5.60%, 05/31/15	935,000	880,877
6.50%, 04/15/16 144A	625,000	615,577

43	See Notes to Schedules of Investments.

	Par	Value
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	$1,000,000	$1,030,728
Motorola, Inc.
6.50%, 11/15/28	500,000	496,172
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,030,969
Northern Telecom Capital
7.88%, 06/15/26	450,000	435,375
Owens Corning, Inc.
6.50%, 12/01/16 144A	240,000	245,573
7.00%, 12/01/36 144A	355,000	355,152
Pemex Project Funding Master Trust
8.63%, 02/01/22	1,000,000	1,247,500
8.63%, 12/01/23	1,000,000	1,247,500
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	2,390,702
Preston Corporation
7.00%, 05/01/11 CONV	250,000	235,000
Pulte Homes, Inc.
7.88%, 06/15/32	1,500,000	1,643,992
6.38%, 05/15/33	1,000,000	932,189
Qwest Corporation
7.25%, 09/15/25	1,000,000	1,036,250
6.88%, 09/15/33	2,250,000	2,182,500
Raytheon Co.
6.40%, 12/15/18	2,600,000	2,812,839
7.20%, 08/15/27	250,000	290,285
7.00%, 11/01/28	750,000	856,212
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,944,259
Sprint Capital Corporation
6.88%, 11/15/28	3,305,000	3,300,604
Swift Energy Co.
7.63%, 07/15/11Δ	150,000	154,500
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	806,750
Time Warner, Inc.
7.63%, 04/15/31	35,000	39,449
6.50%, 11/15/36	120,000	120,052
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,163,652
Union Pacific Resources Group
7.15%, 05/15/28	250,000	261,864
Verizon Global Funding Corporation
5.85%, 09/15/35Δ	2,420,000	2,296,215
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	41,858
Verizon New York, Inc.
7.38%, 04/01/32	385,000	408,256
Western Union Co.
6.20%, 11/17/36	2,145,000	2,043,149
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	1,331,250
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,537,500
XTO Energy, Inc.
6.10%, 04/01/36	50,000	48,578

Total Corporate Bonds (Cost $79,234,829)		84,863,391

FOREIGN BONDS — 12.1%
Argentina — 0.0%
Republic of Argentina
4.01%, 08/03/12†	$385,000	$277,104

Australia — 0.1%
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	301,201

Brazil — 1.3%
Federal Republic of Brazil
8.25%, 01/20/34Δ	4,750,000	5,973,125
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,223,813

		7,196,938

Canada — 4.4%
British Columbia Generic Residual
4.24%, 06/09/14 STRIP(C)Ω	10,230,000	6,521,680
Canada Generic Residual
4.30%, 06/01/25 STRIP(C)Ω	4,110,000	1,639,372
Canadian Government
4.50%, 09/01/07(C)	1,480,000	1,282,940
4.25%, 09/01/08(C)	4,745,000	4,116,909
4.00%, 06/01/16(C)	575,000	494,067
Kinder Morgan Finance Co.
5.70%, 01/05/16Δ	125,000	117,398
6.40%, 01/05/36	665,000	597,294
Methanex Corporation
6.00%, 08/15/15	25,000	23,975
Ontario Generic Residual
4.72%, 07/13/22 STRIP(C)Ω	3,900,000	1,653,573
4.70%, 03/08/29 STRIP(C)Ω	7,000,000	2,133,045
Saskatchewan Residual
4.31%, 04/10/14 STRIP(C)Ω	7,500,000	4,813,772
4.72%, 02/04/22 STRIP(C)Ω	3,000,000	1,304,461

		24,698,486

Cayman Islands — 0.1%
Enersis SA
7.40%, 12/01/16	625,000	689,332

Egypt — 1.3%
Egypt Government AID Bonds
4.45%, 09/15/15	7,365,000	7,125,461

Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	270,326

Mexico — 1.0%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,232,020
8.00%, 12/07/23(M)	34,000,000	3,192,934

		5,424,954

Netherlands — 0.3%
Rabobank Nederland
13.50%, 01/28/08(I)	110,000,000	1,667,506

Philippines — 0.2%
Philippine Long Distance Telephone Co.
8.35%, 03/06/17	500,000	567,500

See Notes to Schedules of Investments.	44

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17Δ	$419,700	$436,488

		1,003,988

Spain — 0.6%
Telefonica Emisones SAU
7.05%, 06/20/36	3,105,000	3,326,439

Supranational — 2.0%
Inter-American Development Bank
6.95%, 05/11/09(B)Ω	7,500,000	2,773,868
6.00%, 12/15/17(Z)	12,250,000	8,142,000

		10,915,868

Sweden — 0.4%
Swedish Government
6.50%, 05/05/08(K)	14,640,000	2,160,107

United Kingdom — 0.2%
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	968,608

Venezuela — 0.2%
Cerro Negro Finance, Ltd.
7.90%, 12/01/20 144A	500,000	502,500
Petrozuata Finance, Inc.
8.37%, 10/01/22 144A	450,000	447,750

		950,250

Total Foreign Bonds (Cost $57,122,331)		66,976,568

MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	201,086	194,932
Federal National Mortgage Association
5.00%, 07/25/23	474,317	471,719

Total Mortgage-Backed Securities (Cost $614,747)		666,651

	Shares	Value
PREFERRED STOCK — 0.0%
Chesapeake Energy Corporation CONV (Cost $33,899)	330	$35,393

MONEY MARKET FUNDS — 13.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	5,106,782	5,106,782
Northern Institutional Liquid Assets Portfolio§	71,898,128	71,898,128

Total Money Market Funds (Cost $77,004,910)		77,004,910

	Par
U.S. TREASURY OBLIGATIONS — 69.4%
U.S. Treasury Bonds
8.13%, 08/15/19Δ	$8,530,000	11,142,313
8.00%, 11/15/21Δ	192,517,000	254,483,409
5.38%, 02/15/31	1,160,000	1,237,032
4.50%, 02/15/36Δ	109,998,000	103,741,974

		370,604,728

U.S. Treasury Note
4.63%, 10/31/11Δ	15,000,000	15,053,910

Total U.S. Treasury Obligations (Cost $387,556,892)		385,658,638

TOTAL INVESTMENTS — 111.4% (Cost $604,721,607)		618,674,279
Liabilities in Excess of Other Assets — (11.4)%		(63,313,821)

NET ASSETS — 100.0%		$555,360,458

45	See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.1%
Federal National Mortgage Association
5.07%, 06/25/07‡‡	$65,000	$64,229
5.08%, 06/25/07‡‡	55,000	54,347

Total Agency Obligations (Cost $118,562)		118,576

ASSET-BACKED SECURITIES — 5.8%
Bayview Financial Acquisition Trust
5.92%, 01/28/39 STEP	255,000	255,163
Bear Stearns Asset Backed Securities Trust
5.80%, 10/25/33 STEP	181,765	182,154
Capital One Master Trust
5.52%, 12/15/10†	200,000	200,487
Carrington Mortgage Loan Trust
5.64%, 10/25/35 STEP	300,000	300,525
GMAC Mortgage Corporation Loan Trust
5.39%, 12/25/36 STEP	1,900,000	1,897,927
Lehman XS Trust
5.41%, 02/25/37 STEP	988,868	988,613
Morgan Stanley Mortgage Loan Trust
5.44%, 10/25/36 STEP	758,948	758,998
Origen Manufactured Housing
5.47%, 11/15/18†	176,009	175,896
RAAC Series
5.66%, 07/25/37 STEP 144A	805,316	805,192
Residential Asset Securities Corporation
6.35%, 03/25/32	105,137	104,740
SACO I, Inc.
5.49%, 09/25/35 STEP	207,442	207,364
Security National Mortgage Loan Trust
5.60%, 01/25/37 144A†	379,638	380,053

Total Asset-Backed Securities (Cost $6,258,787)		6,257,112

CORPORATE BONDS — 26.0%
Activant Solutions, Inc.
9.50%, 05/01/16Δ	65,000	64,350
AES Corporation
8.38%, 03/01/11(U)	50,000	102,810
8.75%, 05/15/13 144A	500,000	535,000
Affinion Group, Inc.
10.13%, 10/15/13	140,000	153,300
Allegheny Energy Supply
7.80%, 03/15/11	90,000	96,075
Alliant Techsystems, Inc.
6.75%, 04/01/16	100,000	100,500
Allied Security Escrow Corporation
11.38%, 07/15/11	50,000	51,250
Allied Waste North America, Inc.
6.38%, 04/15/11Δ	130,000	130,325
7.13%, 05/15/16Δ	225,000	230,062
AMC Entertainment, Inc.
11.00%, 02/01/16Δ	170,000	194,438
American International Group, Inc.
5.05%, 10/01/15	100,000	98,005
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	20,078
Appleton Papers, Inc.
8.13%, 06/15/11Δ	40,000	41,300
9.75%, 06/15/14	100,000	103,750
Aramark Corporation
8.86%, 02/01/15 144A†	20,000	20,650
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	149,800
Ashton Woods USA LLC
9.50%, 10/01/15	40,000	38,300
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	125,400
Autonation, Inc.
7.36%, 04/15/13†	425,000	431,375
Avis Budget Car Rental LLC
7.86%, 05/15/14 144A†	225,000	230,625
Ball Corporation
6.88%, 12/15/12	300,000	304,500
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13Δ	60,000	62,017
Buffets, Inc.
12.50%, 11/01/14	70,000	73,150
Case New Holland, Inc.
9.25%, 08/01/11	240,000	253,200
CCH I Holdings LLC
11.75%, 05/15/14 STEPΔ	130,000	125,125
Charter Communications Holdings LLC
12.13%, 01/15/12 STEP	70,000	71,050
Chesapeake Energy Corporation
7.50%, 09/15/13	265,000	278,250
6.25%, 01/15/18Δ	30,000	29,775
Cincinnati Bell Telephone Co.
6.30%, 12/01/28	155,000	142,600
Citizens Communications Co.
9.25%, 05/15/11	200,000	224,000
Clear Channel Communications, Inc.
4.63%, 01/15/08Δ	50,000	49,669
CMP Susquehanna Corporation
9.88%, 05/15/14 144AΔ	80,000	82,400
CMS Energy Corporation
8.90%, 07/15/08	40,000	41,700
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	20,225
6.80%, 11/15/15	125,000	133,560
Comcast Corporation
6.50%, 01/15/15	60,000	63,381
6.50%, 01/15/17	60,000	63,439
Complete Production Services, Inc.
8.00%, 12/15/16 144AΔ	80,000	82,400
Continental Airlines, Inc.
8.75%, 12/01/11Δ	50,000	49,250
Crum & Forster Holdings Corporation
10.38%, 06/15/13	50,000	54,250
DaVita, Inc.
6.63%, 03/15/13 144AΔ	140,000	140,700

See Notes to Schedules of Investments.	46

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Delhaize America, Inc.
8.13%, 04/15/11	$190,000	$208,778
9.00%, 04/15/31	325,000	392,119
Dex Media East LLC
9.88%, 11/15/09	200,000	209,500
12.13%, 11/15/12Δ	70,000	76,738
Dex Media West LLC
9.88%, 08/15/13	275,000	301,469
Dex Media, Inc.
9.00%, 11/15/13 STEPΔ	10,000	9,362
DI Finance
9.50%, 02/15/13	90,000	96,300
Duke Energy Corporation
3.75%, 03/05/08	50,000	49,315
Echostar DBS Corporation
7.13%, 02/01/16Δ	600,000	622,500
Education Management LLC
10.25%, 06/01/16	95,000	103,550
El Paso Natural Gas Co.
7.63%, 08/01/10	90,000	94,372
8.63%, 01/15/22	90,000	109,675
8.38%, 06/15/32	75,000	92,779
Enterprise Products Operating LP
8.38%, 08/01/45†	60,000	65,765
EPL Finance Corporation
11.75%, 11/15/13	30,000	33,150
Exco Resources, Inc.
7.25%, 01/15/11	125,000	125,938
FirstEnergy Corporation
6.45%, 11/15/11	100,000	104,920
7.38%, 11/15/31	70,000	79,765
Ford Motor Credit Co.
6.63%, 06/16/08Δ	90,000	89,742
5.63%, 10/01/08	240,000	235,263
5.80%, 01/12/09	500,000	490,676
8.11%, 01/13/12†Δ	37,500	36,700
9.81%, 04/15/12†	100,000	106,146
Forest Oil Corporation
8.00%, 06/15/08	100,000	102,625
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17Δ	470,000	509,362
Freescale Semiconductor, Inc.
8.88%, 12/15/14 144A	25,000	25,156
FTD, Inc.
7.75%, 02/15/14	55,000	55,688
General Electric Capital Corporation
6.75%, 03/15/32	30,000	34,100
General Motors Corporation
8.38%, 07/05/33(E)	800,000	1,012,344
GMAC LLC
6.75%, 12/01/14Δ	650,000	639,950
8.00%, 11/01/31Δ	600,000	645,079
Goldman Sachs Group, Inc.
6.65%, 05/15/09	20,000	20,631
Graham Packaging Co., Inc.
9.88%, 10/15/14Δ	115,000	117,875
Graphic Packaging International Corporation
9.50%, 08/15/13	125,000	133,594
Hanover Compressor Co.
8.63%, 12/15/10	50,000	52,750
7.50%, 04/15/13	40,000	41,200
Hanover Equipment Trust
8.75%, 09/01/11	90,000	94,050
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15Δ	140,000	154,000
HCA, Inc.
7.88%, 02/01/11	240,000	245,105
9.25%, 11/15/16 144A	60,000	64,875
9.63%, 11/15/16 PIK 144AΔ	45,000	48,712
Hertz Corporation
8.88%, 01/01/14Δ	500,000	541,250
Hess Corporation
6.65%, 08/15/11	60,000	63,245
HSBC Finance Corporation
4.63%, 01/15/08	120,000	119,420
Intelsat Corporation
9.00%, 06/15/11 144AΔ	160,000	177,000
9.00%, 08/15/14	240,000	261,000
JPMorgan Chase & Co.
3.63%, 05/01/08Δ	100,000	98,375
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	31,688
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	85,000	83,088
Kimball Hill, Inc.
10.50%, 12/15/12	35,000	33,775
Koppers, Inc.
9.88%, 10/15/13	75,000	81,750
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	38,991
5.63%, 11/01/11	30,000	30,396
L-3 Communications Corporation
7.63%, 06/15/12	600,000	621,000
6.13%, 01/15/14	45,000	44,438
6.38%, 10/15/15Δ	450,000	448,312
Lamar Media Corporation
6.63%, 08/15/15	100,000	98,000
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12	130,000	130,018
Leiner Health Products, Inc.
11.00%, 06/01/12Δ	100,000	100,000
Levi Strauss & Co.
8.63%, 04/01/13(E)	200,000	289,878
9.75%, 01/15/15	100,000	110,250
8.88%, 04/01/16	30,000	32,250
Linens ‘n Things, Inc.
11.00%, 01/15/14†	35,000	32,725
Lyondell Chemical Co.
11.13%, 07/15/12	45,000	48,375
8.00%, 09/15/14	190,000	199,975
8.25%, 09/15/16	140,000	150,500
Metals USA Holdings Corporation
11.37%, 01/15/12 PIK 144A†	240,000	236,400
Midwest Generation LLC
8.30%, 07/02/09	84,279	86,605
8.56%, 01/02/16	450,792	493,336

47	See Notes to Schedules of Investments.

	Par	Value
Mirant Mid-Atlantic LLC
9.13%, 06/30/17	$152,070	$173,835
Momentiv Performance Materials, Inc.
9.75%, 12/01/14 144A	10,000	10,350
Morgan Stanley
3.63%, 04/01/08	60,000	59,058
4.75%, 04/01/14	50,000	47,559
Mueller Group, Inc.
10.00%, 05/01/12	105,000	113,925
Mueller Holdings, Inc.
6.26%, 04/15/14 STEPΩ	15,000	13,725
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIK	100,000	110,000
Nevada Power Co.
8.25%, 06/01/11	290,000	320,340
5.88%, 01/15/15	100,000	101,327
NewPage Corporation
11.61%, 05/01/12†	185,000	203,269
Norcraft Holdings LP
8.89%, 09/01/12 STEPΩ	195,000	176,475
NRG Energy, Inc.
7.38%, 02/01/16	300,000	309,000
NTK Holdings, Inc.
11.84%, 03/01/14ΩΔ	180,000	131,400
Oncor Electric Delivery Co.
6.38%, 01/15/15	100,000	104,216
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	63,800
Owens Brockway Glass Container, Inc.
8.25%, 05/15/13	300,000	314,250
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,640,000	1,691,250
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	74,900
Qwest Communications International, Inc.
8.60%, 02/15/09†	100,000	101,500
7.25%, 02/15/11	35,000	36,006
Qwest Corporation
7.88%, 09/01/11	100,000	106,750
8.88%, 03/15/12	20,000	22,200
8.61%, 06/15/13†	100,000	109,500
7.63%, 06/15/15Δ	300,000	321,750
Rainbow National Services LLC
10.38%, 09/01/14 144A	300,000	337,125
Rental Services Corporation
9.50%, 12/01/14 144AΔ	60,000	64,200
RH Donnelley, Inc.
10.88%, 12/15/12	100,000	108,500
Sbarro, Inc.
10.38%, 02/01/15 144A	50,000	52,250
SemGroup LP
8.75%, 11/15/15 144A	105,000	107,100
Service Corporation International
7.50%, 04/01/27 144A	75,000	75,375
Sinclair Broadcast Group, Inc.
8.00%, 03/15/12	125,000	130,000
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17 144A	145,000	142,463
Snoqualmie Entertainment Authority
9.15%, 02/01/14 144A†	40,000	40,900
Sprint Capital Corporation
8.38%, 03/15/12	60,000	67,012
Stone Energy Corporation
8.25%, 12/15/11	95,000	95,119
Suburban Propane Partners LP
6.88%, 12/15/13	145,000	143,550
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	375,000	380,625
Time Warner, Inc.
6.88%, 05/01/12	90,000	96,008
TransDigm, Inc.
7.75%, 07/15/14 144A	40,000	41,500
Triad Hospitals, Inc.
7.00%, 11/15/13	50,000	52,438
TRW Automotive, Inc.
9.38%, 02/15/13	30,000	32,385
6.38%, 03/15/14 144A(E)	147,000	194,736
Tube City IMS Corporation
9.75%, 02/01/15 144AΔ	50,000	52,250
Turning Stone Resort Casino Enterprise
9.13%, 09/15/14 144A	65,000	67,112
TXU Corporation
5.55%, 11/15/14Δ	10,000	8,907
6.50%, 11/15/24	20,000	16,956
6.55%, 11/15/34Δ	360,000	303,263
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	309,081
Valor Telecommunications Enterprises LLC
7.75%, 02/15/15	125,000	135,312
Verizon Global Funding Corporation
6.88%, 06/15/12	30,000	32,240
Verso Paper Holdings LLC
9.11%, 08/01/14 144A†	160,000	164,800
11.38%, 08/01/16 144A	10,000	10,525
Visteon Corporation
8.25%, 08/01/10	190,000	194,750
Wachovia Corporation
5.25%, 08/01/14Δ	120,000	118,779
Waste Management, Inc.
7.38%, 08/01/10	50,000	53,231
7.38%, 05/15/29	50,000	55,121
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	126,183
Williams Cos., Inc.
7.13%, 09/01/11	525,000	552,562
7.50%, 01/15/31Δ	130,000	138,450
Wind Acquisition Holdings
9.33%, 12/21/11Ω	1,466	1,499
Windstream Corporation
8.63%, 08/01/16	650,000	714,188
WMG Acquisition Corporation
7.38%, 04/15/14 STEP	150,000	143,625
WMG Holdings Corporation
9.67%, 12/15/14 STEPΩ	100,000	77,000
Xerox Corporation
9.75%, 01/15/09	500,000	538,719

See Notes to Schedules of Investments.	48

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
XTO Energy, Inc.
7.50%, 04/15/12	$30,000	$32,873

Total Corporate Bonds (Cost $27,956,311)		28,400,789

FOREIGN BONDS — 41.8%
Argentina — 0.9%
Republic of Argentina
2.00%, 01/03/10(P)†	1,140,000	529,762
7.00%, 09/12/13	488,000	469,090

		998,852

Australia — 1.8%
Australian Government Bond
5.25%, 03/15/19(A)	1,320,000	1,012,969
Queensland Treasury Corporation
6.00%, 06/14/11(A)	1,220,000	975,984

		1,988,953

Bermuda — 0.4%
AES China Generating Co., Ltd.
8.25%, 06/26/10	120,000	119,886
Intelsat Subsidiary Holding Co., Ltd.
8.25%, 01/15/13	300,000	314,250

		434,136

Brazil — 5.4%
Brazilian Notes
11.39%, 07/02/08(B)Ω	3,884,000	1,638,583
11.26%, 01/02/09(B)Ω	4,239,000	1,689,798
Federal Republic of Brazil
11.00%, 08/17/40Δ	1,900,000	2,565,475

		5,893,856

Canada — 1.8%
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	223,674
Conoco Funding Co.
6.35%, 10/15/11	70,000	73,599
Novelis, Inc.
7.25%, 02/15/15	55,000	58,437
OPTI Canada, Inc.
8.25%, 12/15/14 144A	50,000	52,250
Quebecor Media, Inc.
7.75%, 03/15/16Δ	100,000	103,250
Rogers Cable, Inc.
7.88%, 05/01/12	240,000	262,200
8.75%, 05/01/32	60,000	74,400
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	515,250
7.25%, 12/15/12	250,000	268,438
Western Oil Sands, Inc.
8.38%, 05/01/12	300,000	336,750

		1,968,248

Cayman Islands — 0.6%
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/48 144A†	120,000	121,419
Vale Overseas, Ltd.
6.88%, 11/21/36	505,000	524,032

		645,451

Colombia — 0.4%
Republic of Colombia
7.38%, 09/18/37	400,000	436,400

Denmark — 3.4%
FS Funding A/S
8.88%, 05/15/16 144A(E)	190,000	267,136
Nordea Kredit Realkreditaktie-selskab
4.00%, 10/01/38(D)	9,213,649	1,514,340
Nordic Telephone Co. Holdings ApS
8.25%, 05/01/16 144A(E)	200,000	291,882
8.88%, 05/01/16 144A	265,000	284,875
Nykredit Realkredit A/S
4.00%, 10/01/38(D)	8,537,610	1,399,784

		3,758,017

Ecuador — 0.1%
Republic of Ecuador
10.00%, 08/15/30 STEP	150,000	134,250

Egypt — 1.9%
Egyptian Treasury Bill
8.78%, 01/29/08Ω(Y)	12,525,000	2,047,756

France — 0.3%
AXA SA
5.78%, 07/31/49(E)†	200,000	276,863
Compagnie Generale de Geophysique SA
7.50%, 05/15/15	90,000	93,150

		370,013

Germany — 5.6%
Bundesobligation
3.50%, 10/14/11(E)	2,400,000	3,138,928
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,200,000	2,928,070

		6,066,998

Iceland — 0.3%
Kaupthing Bank HF
7.13%, 05/19/16 144A	150,000	162,533
Landsbanki Islands HF
6.10%, 08/25/11 144AΔ	150,000	154,082

		316,615

Ireland — 0.3%
Smurfit Kappa Funding PLC
9.63%, 10/01/12	34,000	36,295
7.75%, 04/01/15(E)	200,000	285,029

		321,324

Japan — 0.9%
Japanese 10-Year Government Bond
1.40%, 12/20/13(J)	51,000,000	425,390
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	250,000	488,640

		914,030

Jersey — 0.3%
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	329,904

49	See Notes to Schedules of Investments.

	Par	Value
Luxembourg — 2.7%
Basell AF SCA
8.38%, 08/15/15 144AΔ	$200,000	$209,500
Fortis Hybrid Financing
5.13%, 06/29/49(E)†	250,000	334,514
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	200,600
6.51%, 03/07/22 144A	140,000	142,450
Lecta SA
6.43%, 02/15/14 144A(E)†	102,000	138,387
Lighthouse International Co. SA
8.00%, 04/30/14 144A(E)	200,000	290,880
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13 144A	250,000	264,688
6.97%, 09/21/16†	100,000	102,720
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	264,375
Tyco International Group SA
6.38%, 10/15/11	90,000	95,202
6.50%, 11/21/31(U)	165,000	370,769
UBS Luxembourg SA for OJSC
Vimpel Communications
8.25%, 05/23/16	255,000	272,531
Wind Acquisition Finance SA
9.75%, 12/01/15 144A(E)	200,000	305,574

		2,992,190

Malaysia — 0.1%
Penerbangan Malaysia Berhad
5.63%, 03/15/16	100,000	101,527

Mexico — 3.5%
Axtel SAB de CV
7.63%, 02/01/17 144A	420,000	414,750
Kansas City Southern de
Mexico SA de CV
7.63%, 12/01/13 144A	140,000	141,925
Mexican Bonos
8.00%, 12/19/13(M)	28,000,000	2,605,377
8.00%, 12/17/15(M)	5,800,000	489,978
United Mexican States
6.75%, 09/27/34Δ	93,000	101,649

		3,753,679

Netherlands — 1.9%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	395,000	498,585
Carlson Wagonlit BV
9.53%, 05/01/15 144A(E)†	200,000	282,197
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	80,000	80,137
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	200,000	268,031
Impress Holdings BV
6.88%, 09/15/13 144A(E)†	200,000	275,852
NXP BV
9.50%, 10/15/15 144AΔ	75,000	77,813
OI European Group BV
6.88%, 03/31/17 144A(E)	120,000	164,309
TuranAlem Finance BV
7.13%, 12/21/09(U)	200,000	387,547

		2,034,471

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	190,000	190,926
Republic of Panama
9.38%, 04/01/29	80,000	107,000
6.70%, 01/26/36	58,000	60,494

		358,420

Peru — 0.2%
Republic of Peru
7.35%, 07/21/25	110,000	125,730
6.55%, 03/14/37	56,000	58,268

		183,998

Philippines — 0.0%
Republic of Philippines
10.63%, 03/16/25	10,000	14,225

Russia — 2.1%
OAO Gazprom
6.79%, 10/29/09(R)	10,040,000	387,166
7.00%, 10/27/11(R)	3,350,000	129,106
Russian Federation
7.50%, 03/31/30 STEPΔ	1,525,000	1,734,418

		2,250,690

South Africa — 1.1%
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	153,040	214,914
Republic of South Africa
8.75%, 12/21/14(S)	7,090,000	1,024,334

		1,239,248

Thailand — 0.4%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	471,372

Turkey — 0.5%
Republic of Turkey
6.88%, 03/17/36	520,000	499,850

United Kingdom — 3.3%
Ashtead Holdings PLC
8.63%, 08/01/15 144A	160,000	168,000
FCE Bank PLC
7.13%, 01/16/12(E)	200,000	267,743
First Hydro Finance PLC
9.00%, 07/31/21(U)	100,000	244,505
Heating Finance PLC
7.88%, 03/31/14 144A(U)	100,000	189,897
United Kingdom Gilt
4.25%, 03/07/11(U)	1,000,000	1,897,987
Virgin Media Finance PLC
8.75%, 04/15/14Δ	425,000	444,125
9.75%, 04/15/14(U)Δ	100,000	208,965
9.13%, 08/15/16	200,000	212,000

		3,633,222

Venezuela — 1.3%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144AΔ	190,000	191,900
8.22%, 04/01/17	100,000	101,000

See Notes to Schedules of Investments.	50

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Republic of Venezuela
5.75%, 02/26/16	$1,032,000	$968,429
9.38%, 01/13/34Δ	94,000	121,448

		1,382,777

Total Foreign Bonds (Cost $ 44,809,849)		45,540,472

MORTGAGE-BACKED SECURITIES — 19.5%
Bayview Commercial Asset Trust
5.55%, 07/25/36 STEP 144A	366,354	365,461
Countrywide Alternative Loan Trust
5.55%, 07/20/35 STEP	850,564	851,149
Countrywide Home Loan Mortgage Pass-Through Trust
5.72%, 09/25/35 144A†	904,665	909,961
Federal National Mortgage Association
5.50%, 04/01/20 TBA	1,300,000	1,302,844
5.00%, 04/01/21 TBA	1,300,000	1,281,719
5.00%, 04/01/37 TBA	4,100,000	3,960,346
5.50%, 04/01/37 TBA	2,400,000	2,374,500
6.00%, 04/01/37 TBA	2,100,000	2,115,095
6.50%, 04/01/37 TBA	1,200,000	1,224,000
5.50%, 05/01/37 TBA	2,000,000	1,978,438
Government National Mortgage Association
6.00%, 04/01/37 TBA	1,200,000	1,215,374
6.50%, 04/01/37 TBA	800,000	820,500
MASTR Adjustable Rate Mortgages Trust
5.73%, 12/25/46†	959,537	961,765
MASTR Reperforming Loan Trust
5.67%, 05/25/35 144A†	915,745	917,521
Thornburg Mortgage Securities Trust
5.49%, 01/25/36†	1,021,608	1,020,363

Total Mortgage-Backed Securities (Cost $21,345,154)		21,299,036

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
3-Month Euro EURIBOR Interest Rate Future, Strike Price $ 95.50, Expires 09/17/07	44	33,550
90-Day Sterling Futures, Strike Price $94.75, Expires 03/19/08	98	4,900

	Number of Contracts	Value
90-Day Sterling Futures, Strike Price $95.00, Expires 012/19/07	445	$2,782

		41,232

Put Option — 0.1%
U.S. Dollar vs. Japanese Yen, Strike Price $119.00, Expires 04/14/07@	5,200,000	76,960

Total Purchased Options (Cost $155,210)		118,192

	Shares
MONEY MARKET FUNDS — 24.1%
GuideStone Funds Money Market Fund (GS4 Class)¥	6,295,056	6,295,056
Northern Institutional Liquid Assets Portfolio§	19,985,202	19,985,202

Total Money Market Funds (Cost $26,280,258)		26,280,258

	Par
U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds
6.25%, 05/15/30Δ	$570,000	675,495
4.50%, 02/15/36Δ	760,000	716,776

		1,392,271

U.S. Treasury Inflationary Index Bonds
0.88%, 04/15/10Δ	2,150,000	2,221,487
2.00%, 01/15/16Δ	1,800,000	1,807,607
3.88%, 04/15/29Δ	1,360,000	2,160,611

		6,189,705

U.S. Treasury Notes
4.88%, 04/30/11Δ	5,600,000	5,669,126
4.75%, 02/15/37Δ	1,170,000	1,152,085

		6,821,211

Total U.S. Treasury Obligations (Cost $14,363,232)		14,403,187

TOTAL INVESTMENTS — 130.6% (Cost $141,287,363)		142,417,622
Liabilities in Excess of Other Assets — (30.6)%		(33,373,273)

NET ASSETS — 100.0%		$109,044,349

51	See Notes to Schedules of Investments.

Equity Index Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Auto & Transportation — 2.4%
Burlington Northern Santa Fe Corporation	15,300	$1,230,579
CH Robinson Worldwide, Inc.Δ	7,400	353,350
CSX Corporation	18,400	736,920
FedEx Corporation	13,000	1,396,590
Ford Motor Co.Δ	80,127	632,202
General Motors CorporationΔ	24,000	735,360
Genuine Parts Co.	7,300	357,700
Goodyear Tire & Rubber Co. (The)Δ*	7,700	240,163
Harley-Davidson, Inc.	11,000	646,250
Norfolk Southern Corporation	16,900	855,140
PACCAR, Inc.	10,512	771,581
Southwest Airlines Co.	33,600	493,920
Union Pacific Corporation	11,500	1,167,825
United Parcel Service, Inc. Class B	45,500	3,189,550

		12,807,130

Consumer Discretionary — 11.4%
Allied Waste Industries, Inc.Δ*	10,400	130,936
Amazon.com, Inc.*	13,084	520,612
Apollo Group, Inc. Class A*	5,921	259,932
AutoNation, Inc.Δ*	6,325	134,343
AutoZone, Inc.*	2,200	281,908
Avon Products, Inc.	18,900	704,214
Bed Bath & Beyond, Inc.*	12,000	482,040
Best Buy Co., Inc.	17,125	834,330
Big Lots, Inc.Δ*	4,800	150,144
Black & Decker Corporation	2,900	236,698
Carnival Corporation	18,900	885,654
CBS Corporation Class B	33,100	1,012,529
Cintas CorporationΔ	5,800	209,380
Circuit City Stores, Inc.	6,200	114,886
Clear Channel Communications, Inc.	20,900	732,336
Coach, Inc.*	15,600	780,780
Convergys CorporationΔ*	6,000	152,460
Costco Wholesale Corporation	19,400	1,044,496
Darden Restaurants, Inc.Δ	6,150	253,318
Dillard’s, Inc. Class AΔ	2,600	85,098
DIRECTV Group, Inc. (The)*	32,700	754,389
Dollar General CorporationΔ	13,200	279,180
Donnelley (R.R.) & Sons Co.	9,200	336,628
Eastman Kodak Co.Δ	12,200	275,232
eBay, Inc.*	49,100	1,627,665
Electronic Arts, Inc.*	13,100	659,716
Estee Lauder Cos., Inc. Class AΔ	5,400	263,790
Family Dollar Stores, Inc.	6,400	189,568
Federated Department Stores, Inc.Δ	22,312	1,005,156
Gannett Co., Inc.	9,900	557,271
Gap, Inc. (The)	22,300	383,783
Google, Inc.*	9,235	4,231,108
Harman International Industries, Inc.Δ	2,800	269,024
Hasbro, Inc.	6,700	191,754
Hilton Hotels Corporation	16,400	589,744
Home Depot, Inc. (The)	86,550	3,179,847
IAC InterActiveCorpΔ*	9,500	358,245
International Flavors & Fragrances, Inc.	3,300	155,826
Interpublic Group Cos., Inc.Δ*	18,948	233,250
Jones Apparel Group, Inc.	4,700	144,431
Kimberly-Clark Corporation	19,400	1,328,706
Kohl’s Corporation*	13,900	1,064,879
Leggett & Platt, Inc.Δ	7,600	172,292
Limited Brands	14,500	377,870
Liz Claiborne, Inc.	4,308	184,598
Lowe’s Cos., Inc.	64,600	2,034,254
Marriott International, Inc. Class A	14,300	700,128
Mattel, Inc.	16,200	446,634
McDonald’s Corporation	52,500	2,365,125
McGraw-Hill Co., Inc. (The)	15,000	943,200
Meredith Corporation	1,700	97,563
Monster Worldwide, Inc.*	5,500	260,535
New York Times Co. Class AΔ	6,000	141,060
Newell Rubbermaid, Inc.	11,700	363,753
Nike, Inc. Class B	8,000	850,080
Nordstrom, Inc.	9,700	513,518
Office Depot, Inc.*	11,800	414,652
OfficeMax, Inc.Δ	3,200	168,768
Omnicom Group, Inc.	7,300	747,374
Penney (JC) Co., Inc.	9,600	788,736
Polo Ralph Lauren Corporation	2,600	229,190
RadioShack Corporation	5,800	156,774
Robert Half International, Inc.Δ	7,100	262,771
Sabre Holdings Corporation	5,600	183,400
Scripps Co. (E.W.) Class AΔ	3,700	165,316
Sears Holdings Corporation*	3,589	646,594
Snap-On, Inc.Δ	2,400	115,440
Stanley Works (The)	3,400	188,224
Staples, Inc.	30,700	793,288
Starbucks Corporation*	32,100	1,006,656
Starwood Hotels & Resorts Worldwide, Inc.	9,000	583,650
Target Corporation	36,400	2,157,064
Tiffany & Co.Δ	5,800	263,784
Time Warner, Inc.	161,900	3,192,668
TJX Cos., Inc.	19,300	520,328
Tribune Co.Δ	8,100	260,091
VeriSign, Inc.*	10,400	261,248
VF CorporationΔ	3,800	313,956
Wal-Mart Stores, Inc.	104,400	4,901,580
Walt Disney Co. (The)	87,702	3,019,580
Waste Management, Inc.	22,700	781,107
Wendy’s International, Inc.Δ	4,000	125,200
Whirlpool CorporationΔ	3,295	279,751
Wyndham Worldwide Corporation*	8,380	286,177
Yahoo!, Inc.*	51,900	1,623,951
Yum! Brands, Inc.	11,200	646,912

		61,620,126

Consumer Staples — 5.8%
Campbell Soup Co.	9,200	358,340
Clorox Co.	6,400	407,616
Coca-Cola Co. (The)	86,500	4,152,000
Coca-Cola Enterprises, Inc.	11,800	238,950
Colgate-Palmolive Co.	21,800	1,456,022
ConAgra Foods, Inc.	21,600	538,056
Dean Foods Co.Δ*	5,700	266,418
General Mills, Inc.	14,500	844,190
Heinz (H.J.) Co.Δ	14,000	659,680
Hershey Co. (The)Δ	7,400	404,484
Kellogg Co.	10,700	550,301
Kraft Foods, Inc. Class A	69,800	2,209,868

See Notes to Schedules of Investments.	52

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kroger Co.	30,400	$858,800
McCormick & Co., Inc.	5,700	219,564
Pepsi Bottling Group, Inc.	5,800	184,962
PepsiCo, Inc.	69,640	4,426,319
Procter & Gamble Co.	134,417	8,489,778
Safeway, Inc.	18,800	688,832
Sara Lee Corporation	31,700	536,364
SUPERVALU, Inc.	8,748	341,784
SYSCO CorporationΔ	26,200	886,346
Tyson Foods, Inc. Class AΔ	10,700	207,687
Walgreen Co.	42,600	1,954,914
Whole Foods Market, Inc.Δ	6,000	269,100
Wrigley (W.M.), Jr. Co.Δ	9,325	474,922

		31,625,297

Financial Services — 22.5%
ACE, Ltd.	13,800	787,428
AFLAC, Inc.	21,000	988,260
Allstate Corporation (The)	26,552	1,594,713
AMBAC Financial Group, Inc.Δ	4,500	388,755
American Express Co.	51,100	2,882,040
American International Group, Inc.	110,292	7,413,828
Ameriprise Financial, Inc.	10,240	585,114
AON CorporationΔ	13,200	501,072
Apartment Investment & Management Co. Class A REITΔ	4,100	236,529
Archstone-Smith Trust REIT	9,300	504,804
Automatic Data Processing, Inc.	23,400	1,132,560
AvalonBay Communities, Inc. REIT	3,300	429,000
Bank of America Corporation	190,563	9,722,524
Bank of New York Co., Inc. (The)	32,400	1,313,820
BB&T Corporation	22,900	939,358
Bear Stearns Cos., Inc. (The)	5,010	753,254
Block (H&R), Inc.	13,800	290,352
Boston Properties, Inc. REIT	4,900	575,260
Capital One Financial Corporation	17,337	1,308,250
CB Richard Ellis Group, Inc. Class AΔ*	7,800	266,604
Chicago Mercantile Exchange Holdings, Inc.	1,500	798,690
Chubb Corporation	17,500	904,225
CIGNA Corporation	4,400	627,704
Cincinnati Financial Corporation	7,386	313,166
CIT Group, Inc.	8,400	444,528
Citigroup, Inc.	208,430	10,700,796
Comerica, Inc.	6,700	396,104
Commerce Bancorp, Inc.Δ	7,900	263,702
Compass Bancshares, Inc.	5,500	378,400
Countrywide Financial Corporation	24,748	832,523
Developers Diversified Realty Corporation REIT	5,400	339,660
Dow Jones & Co., Inc.Δ	2,754	94,930
E*TRADE Financial Corporation*	18,100	384,082
Equifax, Inc.	5,300	193,185
Equity Residential Properties Trust REIT	12,400	598,052
Fannie Mae	41,400	2,259,612
Federated Investors, Inc. Class BΔ	3,800	139,536
Fidelity National Information Services, Inc.	6,900	313,674
Fifth Third BancorpΔ	23,694	916,721
First Data Corporation	32,517	874,707
First Horizon National CorporationΔ	5,200	215,956
Fiserv, Inc.*	7,400	392,644
Franklin Resources, Inc.	7,100	857,893
Freddie Mac	29,400	1,749,006
Genworth Financial, Inc. Class A	18,800	656,872
Goldman Sachs Group, Inc.	17,454	3,606,520
Hartford Financial Services Group, Inc.	13,500	1,290,330
Host Hotels & Resorts, Inc. REIT	22,100	581,451
Hudson City Bancorp, Inc.Δ	21,300	291,384
Huntington Bancshares, Inc.Δ	10,100	220,685
Janus Capital Group, Inc.Δ	8,400	175,644
JPMorgan Chase & Co.	147,130	7,118,149
KeyCorpΔ	17,000	636,990
Kimco Realty Corporation REIT	9,700	472,778
Legg Mason, Inc.	5,540	521,923
Lehman Brothers Holdings, Inc.	22,500	1,576,575
Lincoln National Corporation	12,119	821,516
Loews Corporation	19,400	881,342
M & T Bank CorporationΔ	3,300	382,239
Marsh & McLennan Cos., Inc.	23,400	685,386
Marshall & Ilsley CorporationΔ	10,800	500,148
MBIA, Inc.Δ	5,700	373,293
Mellon Financial CorporationΔ	17,500	754,950
Merrill Lynch & Co., Inc.	37,480	3,060,992
MetLife, Inc.	32,300	2,039,745
MGIC Investment CorporationΔ	3,500	206,220
Moody’s Corporation	10,000	620,600
Morgan Stanley	44,900	3,536,324
National City CorporationΔ	25,057	933,373
Northern Trust Corporation	8,100	487,134
Paychex, Inc.	14,500	549,115
Plum Creek Timber Co., Inc. REITΔ	7,500	295,650
PNC Financial Services Group, Inc.	14,700	1,057,959
Principal Financial Group	11,500	688,505
Progressive Corporation (The)Δ	32,296	704,699
Prologis Trust REIT	10,500	681,765
Prudential Financial, Inc.	20,200	1,823,252
Public Storage, Inc. REIT	5,225	494,651
Regions Financial Corporation	30,929	1,093,959
Ryder System, Inc.Δ	2,700	133,218
Safeco CorporationΔ	4,500	298,935
Schwab (Charles) Corporation (The)Δ	43,350	792,872
Simon Property Group, Inc. REIT	9,400	1,045,750
SLM Corporation	17,500	715,750
Sovereign Bancorp, Inc.Δ	15,265	388,342
State Street Corporation	14,100	912,975
SunTrust Banks, Inc.	15,000	1,245,600
Synovus Financial CorporationΔ	13,800	446,292
T. Rowe Price Group, Inc.	11,200	528,528
Torchmark Corporation	4,100	268,919
Travelers Cos., Inc.	29,256	1,514,583
UnumProvident CorporationΔ	14,500	333,935

53	See Notes to Schedules of Investments.

	Shares	Value
US Bancorp	74,600	$2,608,762
Vornado Realty Trust REIT	5,500	656,370
Wachovia Corporation	80,883	4,452,606
Washington Mutual, Inc.Δ	37,746	1,524,183
Wells Fargo & Co.	143,260	4,932,442
Western Union Co.	32,517	713,748
XL Capital, Ltd. Class A	7,700	538,692
Zions Bancorporation	4,500	380,340

		121,857,981

Healthcare — 12.0%
Abbott Laboratories	65,100	3,632,580
Aetna, Inc.*	22,100	967,759
Allergan, Inc.	6,515	721,992
AmerisourceBergen CorporationΔ	8,144	429,596
Amgen, Inc.*	49,465	2,764,104
Bard (C.R.), Inc.Δ	4,400	349,844
Bausch & Lomb, Inc.Δ	2,400	122,784
Baxter International, Inc.	27,800	1,464,226
Becton Dickinson & Co.	10,400	799,656
Biogen Idec, Inc.Δ*	14,330	635,965
Biomet, Inc.	10,400	441,896
Boston Scientific Corporation*	50,000	727,000
Bristol-Myers Squibb Co.	83,500	2,317,960
Cardinal Health, Inc.	17,200	1,254,740
Celgene CorporationΔ*	15,800	828,868
Conventry Health Care, Inc.*	6,830	382,822
CVS Corporation	65,227	2,226,850
Eli Lilly & Co.	41,800	2,245,078
Express Scripts, Inc.*	5,700	460,104
Forest Laboratories, Inc.*	13,500	694,440
Genzyme Corporation*	11,100	666,222
Gilead Sciences, Inc.*	19,500	1,491,750
Hospira, Inc*	6,550	267,895
Humana, Inc.*	7,000	406,140
IMS Health, Inc.	8,600	255,076
Johnson & Johnson	122,990	7,411,377
King Pharmaceuticals, Inc.Δ*	10,400	204,568
Laboratory Corporation of America HoldingsΔ*	5,300	384,939
Manor Care, Inc.Δ	3,200	173,952
McKesson Corporation	12,600	737,604
Medco Health Solutions, Inc.*	12,476	904,884
Medimmune, Inc.Δ*	10,100	367,539
Medtronic, Inc.	48,800	2,394,128
Merck & Co., Inc.	92,100	4,068,057
Millipore CorporationΔ*	2,200	159,434
Mylan Laboratories, Inc.Δ	9,900	209,286
Patterson Cos., Inc.Δ*	6,000	212,940
Pfizer, Inc.	305,883	7,726,605
Quest Diagnostics, Inc.Δ	6,800	339,116
Schering-Plough Corporation	62,900	1,604,579
St. Jude Medical, Inc.*	15,000	564,150
Stryker Corporation	12,600	835,632
Tenet Healthcare CorporationΔ*	19,950	128,279
Thermo Electron Corporation*	17,310	809,243
UnitedHealth Group, Inc.	57,100	3,024,587
Varian Medical Systems, Inc.*	5,500	262,295
Watson Pharmaceuticals, Inc.Δ*	4,600	121,578
WellPoint, Inc.*	26,312	2,133,903
Wyeth	57,100	2,856,713
Zimmer Holdings, Inc.*	10,120	864,349

		65,055,084

Integrated Oils — 6.3%
Chevron Corporation	92,441	6,836,952
ConocoPhillips	69,858	4,774,794
ExxonMobil CorporationΔ	241,544	18,224,495
Hess Corporation	11,500	637,905
Marathon Oil Corporation	14,892	1,471,776
Murphy Oil Corporation	8,000	427,200
Occidental Petroleum Corporation	36,600	1,804,746

		34,177,868

Materials & Processing — 3.6%
Air Products & Chemicals, Inc.	9,400	695,224
Alcoa, Inc.	36,800	1,247,520
Allegheny Technologies, Inc.	4,300	458,767
American Standard Cos., Inc.	7,400	392,348
Archer-Daniels-Midland Co.	27,927	1,024,921
Ashland, Inc.	2,400	157,440
Avery Dennison Corporation	4,000	257,040
Ball Corporation	4,392	201,373
Bemis Co.	4,500	150,255
Domtar Corporation*	1	6
Dow Chemical Co. (The)	40,500	1,857,330
duPont (E.I.) de Nemours & Co.	39,055	1,930,488
Eastman Chemical Co.	3,500	221,655
Ecolab, Inc.	7,600	326,800
Fluor CorporationΔ	3,700	331,964
Freeport-McMoRan Copper & Gold, Inc. Class B	15,962	1,056,525
Hercules, Inc.Δ*	4,600	89,884
International Paper Co.Δ	19,335	703,794
Masco Corporation	16,700	457,580
MeadWestvaco Corporation	7,645	235,772
Monsanto Co.	23,020	1,265,179
Newmont Mining Corporation	19,100	802,009
Nucor Corporation	12,800	833,664
Pactiv Corporation*	5,700	192,318
PPG Industries, Inc.	7,000	492,170
Praxair, Inc.	13,680	861,293
Realogy Corporation*	9,144	270,754
Rohm & Haas Co.	6,000	310,320
Sealed Air Corporation	7,000	221,200
Sherwin-Williams Co.	4,800	316,992
Sigma-Aldrich Corporation	5,600	232,512
Temple-Inland, Inc.	4,600	274,804
United States Steel Corporation	5,000	495,850
Vulcan Materials Co.	4,000	465,920
Weyerhaeuser Co.	9,160	684,618

		19,516,289

Other — 4.1%
3M Co.	31,200	2,384,616
Brunswick CorporationΔ	4,000	127,400
Eaton Corporation	6,300	526,428
General Electric Co.	437,400	15,466,464
Honeywell International, Inc.Δ	34,600	1,593,676
ITT Industries, Inc.	7,900	476,528
Johnson Controls, Inc.	8,292	784,589
Textron, Inc.	5,300	475,940

		21,835,641

Other Energy — 3.6%
Anadarko Petroleum Corporation	19,500	838,110
Apache Corporation	13,948	986,124
Baker Hughes, Inc.	13,600	899,368

See Notes to Schedules of Investments.	54

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
BJ Services Co.	12,400	$345,960
Chesapeake Energy CorporationΔ	17,600	543,488
Consol Energy, Inc.Δ	7,700	301,301
Devon Energy Corporation	18,700	1,294,414
Dynegy, Inc. Class A	15,624	144,678
El Paso Corporation	29,900	432,653
ENSCO International, Inc.	6,400	348,160
EOG Resources, Inc.	10,300	734,802
Halliburton Co.Δ	42,700	1,355,298
Nabors Industries, Ltd.Δ*	12,700	376,809
National Oilwell Varco, Inc.*	7,400	575,646
Noble Corporation	5,800	456,344
Peabody Energy CorporationΔ	11,200	450,688
Rowan Cos., Inc.Δ	4,800	155,856
Schlumberger, Ltd.	50,000	3,455,000
Smith International, Inc.Δ	8,400	403,620
Sunoco, Inc.	5,200	366,288
TransOcean, Inc.*	12,400	1,013,080
Valero Energy Corporation	25,600	1,650,944
Weatherford International, Ltd.Δ*	14,398	649,350
Williams Cos., Inc.	25,300	720,038
XTO Energy, Inc.Δ	15,566	853,172

		19,351,191

Producer Durables — 4.8%
Agilent Technologies, Inc.*	17,300	582,837
Applied Materials, Inc.	58,900	1,079,048
Boeing Co. (The)	33,500	2,978,485
Caterpillar, Inc.Δ	27,600	1,850,028
Centex CorporationΔ	5,000	208,900
Cooper Industries, Ltd. Class A	7,800	350,922
Cummins, Inc.	2,200	318,384
Danaher Corporation	10,100	721,645
Deere & Co.	9,800	1,064,672
Dover Corporation	8,600	419,766
DR Horton, Inc.Δ	11,700	257,400
Emerson Electric Co.	34,100	1,469,369
Goodrich Corporation	5,300	272,844
Grainger (W.W.), Inc.Δ	3,100	239,444
Illinois Tool Works, Inc.	17,800	918,480
Ingersoll-Rand Co., Ltd. Class A	13,000	563,810
KB HOMEΔ	3,300	140,811
KLA-Tencor Corporation	8,400	447,888
Lennar Corporation Class A	5,800	244,818
Lexmark International, Inc.Δ*	4,200	245,532
Lockheed Martin Corporation	15,100	1,465,002
Molex, Inc.	6,050	170,610
Northrop Grumman CorporationΔ	14,656	1,087,768
Novellus Systems, Inc.Δ*	5,300	169,706
Pall Corporation	5,200	197,600
Parker Hannifin Corporation	5,000	431,550
Pitney Bowes, Inc.	9,400	426,666
Pulte Homes, Inc.	8,908	235,706
Rockwell Collins, Inc.	7,100	475,203
Tektronix, Inc.	3,500	98,560
Teradyne, Inc.Δ*	8,100	133,974
Terex Corporation*	4,300	308,568
Tyco International, Ltd.	84,384	2,662,315
United Technologies
Corporation	42,600	2,769,000
Waters Corporation*	4,300	249,400
Xerox Corporation*	41,000	692,490

		25,949,201

Technology — 12.5%
ADC Telecommunications, Inc.Δ*	4,828	80,821
Adobe Systems, Inc.*	24,700	1,029,990
Advanced Micro Devices, Inc.Δ*	23,300	304,298
Affiliated Computer Services, Inc. Class A*	4,200	247,296
Altera CorporationΔ	15,500	309,845
Analog Devices, Inc.	14,500	500,105
Apple Computer, Inc.*	36,100	3,354,051
Applera Corporation-Applied Biosystems Group	7,800	230,646
Autodesk, Inc.*	9,860	370,736
Avaya, Inc.*	19,448	229,681
BMC Software, Inc.*	8,700	267,873
Broadcom Corporation Class A*	19,850	636,589
CA, Inc.Δ	17,370	450,057
Ciena CorporationΔ*	3,528	98,608
Cisco Systems, Inc.*	257,700	6,579,081
Citrix Systems, Inc.*	7,600	243,428
Cognizant Technology Solutions Corporation Class A*	6,000	529,620
Computer Sciences Corporation*	7,300	380,549
Compuware CorporationΔ*	13,700	130,013
Corning, Inc.*	66,400	1,509,936
Dell, Inc.*	96,400	2,237,444
Electronic Data Systems Corporation	22,000	608,960
EMC Corporation*	93,500	1,294,975
General Dynamics Corporation	17,200	1,314,080
Hewlett-Packard Co.	113,602	4,559,984
Intel Corporation	244,600	4,679,198
International Business Machines Corporation	63,900	6,023,214
Intuit, Inc.*	14,800	404,928
Jabil Circuit, Inc.Δ	8,000	171,280
JDS Uniphase CorporationΔ*	8,875	135,166
Juniper Networks, Inc.*	24,000	472,320
L-3 Communications Holdings, Inc.	5,300	463,591
Linear Technology Corporation	12,700	401,193
LSI Logic CorporationΔ*	29,580	308,815
Maxim Integrated Products, Inc.	13,600	399,840
Micron Technology, Inc.*	32,000	386,560
Microsoft Corporation	367,030	10,229,126
Motorola, Inc.	102,600	1,812,942
National Semiconductor Corporation	12,200	294,508
NCR CorporationΔ*	7,600	363,052
Network Appliance, Inc.*	15,900	580,668
Novell, Inc.Δ*	14,400	103,968
Nvidia Corporation*	15,100	434,578
Oracle Corporation*	169,800	3,078,474
PerkinElmer, Inc.Δ	5,300	128,366
PMC-Sierra, Inc.Δ*	8,900	62,389
QLogic Corporation*	7,000	119,000
QUALCOMM, Inc.	70,100	2,990,466
Raytheon Co.	18,900	991,494
Rockwell Automation, Inc.	7,200	431,064
Sandisk CorporationΔ*	9,600	420,480

55	See Notes to Schedules of Investments.

	Shares	Value
Sanmina-SCI Corporation*	22,600	$81,812
Solectron CorporationΔ*	40,200	126,630
Sun Microsystems, Inc.*	149,400	897,894
Symantec Corporation*	39,770	688,021
Tellabs, Inc.*	18,700	185,130
Texas Instruments, Inc.	63,000	1,896,300
Unisys Corporation*	13,900	117,177
Xilinx, Inc.	14,300	367,939

		67,746,249

Utilities — 8.3%
AES Corporation*	28,200	606,864
Allegheny Energy, Inc.*	7,000	343,980
Alltel Corporation	15,900	985,800
Ameren CorporationΔ	8,800	442,640
American Electric Power Co., Inc.	16,800	819,000
AT&T, Inc.	265,572	10,471,504
Centerpoint Energy, Inc.Δ	13,300	238,602
CenturyTel, Inc.	4,900	221,431
Citizens Communications Co.Δ	13,600	203,320
CMS Energy Corporation	9,000	160,200
Comcast Corporation Class A*	132,472	3,437,648
Consolidated Edison, Inc.Δ	11,000	561,660
Constellation Energy Group, Inc.	7,700	669,515
Dominion Resources, Inc.	15,000	1,331,550
DTE Energy Co.Δ	7,500	359,250
Duke Energy Corporation	53,268	1,080,808
Edison InternationalΔ	13,800	677,994
Embarq CorporationΔ	6,344	357,485
Entergy Corporation	8,752	918,260
Exelon Corporation	28,524	1,959,884
FirstEnergy CorporationΔ	13,584	899,804
FPL Group, Inc.	17,100	1,046,007
Integrys Energy Group, Inc.Δ	3,200	177,632
KeySpan CorporationΔ	7,500	308,625
Kinder Morgan, Inc.	4,600	489,670
Nicor, Inc.Δ	1,900	91,998
NiSource, Inc.	11,300	276,172
PG&E CorporationΔ	14,800	714,396
Pinnacle West Capital Corporation	4,000	193,000
PPL Corporation	16,200	662,580
Progress Energy, Inc.Δ	10,800	544,752
Public Service Enterprise Group, Inc.	10,700	888,528
Questar CorporationΔ	3,600	321,156
Qwest Communications International, Inc.Δ*	68,200	613,118
Sempra Energy	11,100	677,211
Southern Co. (The)Δ	31,500	1,154,475
Spectra Energy Corporation	26,584	698,362
Sprint Nextel Corporation	122,793	2,328,155
TECO Energy, Inc.Δ	8,900	153,169
TXU Corporation	19,500	1,249,950
Verizon Communications, Inc.	123,874	4,697,302
Windstream CorporationΔ	20,199	296,723
Xcel Energy Inc.Δ	17,300	427,137

		44,757,317

Total Common Stocks (Cost $389,430,520)		526,299,374

MONEY MARKET FUNDS — 10.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	15,888,946	$15,888,946
Northern Institutional Liquid Assets Portfolio§	41,460,635	41,460,635

Total Money Market Funds (Cost $57,349,581)		57,349,581

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.95%, 08/09/07‡‡ (Cost $687,498)	$700,000	687,805

TOTAL INVESTMENTS — 108.0% (Cost $447,467,599)		584,336,760

	Shares
SECURITY SOLD SHORT — 0.0%
Financial Services — 0.0%
Broadridge Financial Solutions, LLC* (Cost $(103,721))	(5,265)	(103,721)

Liabilities in Excess of Other Assets — (8.0)%		(43,383,024)

NET ASSETS — 100.0%		$540,850,015

See Notes to Schedules of Investments.	56

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.9%
Consumer Discretionary — 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	68,565	$4,446,440

Financial Services — 93.1%
AMB Property Corporation REITΔ	82,700	4,861,933
Apartment Investment & Management Co. Class A REITΔ	87,100	5,024,799
Archstone-Smith Trust REITΔ	203,000	11,018,840
AvalonBay Communities, Inc. REITΔ	62,600	8,138,000
BioMed Realty Trust, Inc. REITΔ	49,250	1,295,275
Boston Properties, Inc. REITΔ	7,800	915,720
Brookfield Properties CorporationΔ	146,250	5,893,875
DiamondRock Hospitality Co. REITΔ	123,250	2,341,750
Digital Realty Trust, Inc. REITΔ	77,050	3,074,295
Equity Lifestyle Properties, Inc. REITΔ	56,150	3,032,662
Essex Property Trust, Inc. REITΔ	34,900	4,518,852
Federal Realty Investors Trust REITΔ	52,850	4,789,267
FelCor Lodging Trust, Inc. REITΔ	105,450	2,738,536
General Growth Properties, Inc. REITΔ	103,200	6,663,624
Highwoods Properties, Inc. REITΔ	6,750	266,557
Host Hotels & Resorts, Inc. REITΔ	204,427	5,378,474
LaSalle Hotel Properties REIT	56,550	2,621,658
Macerich Co. (The) REITΔ	82,700	7,638,172
Mack-Cali Realty Corporation REITΔ	64,200	3,057,846
Parkway Properties, Inc. REITΔ	26,400	1,379,400
Prologis Trust REITΔ	95,550	6,204,062
Public Storage, Inc. REITΔ	82,830	7,841,516
Regency Centers Corporation REITΔ	73,400	6,132,570
Simon Property Group, Inc. REITΔ	132,550	14,746,188
SL Green Realty Corporation REITΔ	64,300	8,820,674
Sovran Self Storage, Inc. REITΔ	7,500	415,575
Tanger Factory Outlet Centrs REITΔ	67,900	2,742,481
Taubman Centers, Inc. REITΔ	56,100	3,253,239
Vornado Realty Trust REITΔ	98,288	11,729,690

		146,535,530

Total Common Stocks (Cost $143,861,992)		150,981,970

MONEY MARKET FUND — 2.5%
GuideStone Funds Money Market Fund (GS4 Class)¥ (Cost $3,956,342)	3,956,342	3,956,342

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
4.95%, 08/09/07‡‡ (Cost $540,177)	$550,000	540,418

TOTAL INVESTMENTS — 98.8% (Cost $148,358,511)		155,478,730
Other Assets in Excess of Liabilities — 1.2%		1,930,007

NET ASSETS — 100.0%		$157,408,737

57	See Notes to Schedules of Investments.

Value Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.5%
Auto & Transportation — 2.8%
Autoliv, Inc.Δ	33,800	$1,930,318
Burlington Northern Santa Fe Corporation	144,200	11,598,006
Con-Way, Inc.Δ	46,700	2,327,528
CSX Corporation	265,500	10,633,275
General Motors CorporationΔ	97,400	2,984,336
Norfolk Southern Corporation	75,700	3,830,420
Tidewater, Inc.Δ	95,900	5,617,822
TRW Automotive Holdings Corporation*	54,700	1,904,654
Union Pacific Corporation	57,000	5,788,350

		46,614,709

Consumer Discretionary — 10.6%
Avis Budget Group, Inc.	3,580	97,806
Avon Products, Inc.	185,600	6,915,456
Big Lots, Inc.Δ*	92,600	2,896,528
Carnival Corporation	127,800	5,988,708
CBS Corporation Class B	27,400	838,166
Circuit City Stores, Inc.Δ	122,100	2,262,513
Clear Channel Communications, Inc.	202,500	7,095,600
Coach, Inc.*	61,800	3,093,090
Costco Wholesale Corporation	6,200	333,808
DIRECTV Group, Inc. (The)*	159,000	3,668,130
Eastman Kodak Co.Δ	248,000	5,594,880
Echostar Communications Corporation Class A*	36,300	1,576,509
Estee Lauder Cos., Inc. Class AΔ	37,800	1,846,530
Federated Department Stores, Inc.Δ	210,000	9,460,500
Gannett Co., Inc.	128,500	7,233,265
Gap, Inc. (The)	10,100	173,821
Hasbro, Inc.	128,200	3,669,084
Home Depot, Inc. (The)	149,800	5,503,652
Idearc, Inc.	5,935	208,319
Interpublic Group Cos., Inc.Δ*	166,300	2,047,153
ITT Educational Services, Inc.Δ*	22,400	1,825,376
Kimberly-Clark Corporation	163,800	11,218,662
Kohl’s Corporation*	21,400	1,639,454
Mattel, Inc.Δ	347,700	9,586,089
McDonald’s Corporation	312,300	14,069,115
Office Depot, Inc.*	104,500	3,672,130
Rogers Communications, Inc. Class BΔ	77,000	2,522,520
Royal Caribbean Cruises, Ltd.Δ	42,700	1,800,232
Sears Holdings Corporation*	3,600	648,576
Shaw Communications, Inc. Class BΔ	104,100	3,843,372
Sony Corporation ADR	143,900	7,265,511
Stanley Works (The)Δ	187,500	10,380,000
Time Warner, Inc.	1,021,800	20,149,896
Wal-Mart Stores, Inc.	165,500	7,770,225
Walt Disney Co. (The)	55,300	1,903,979
Waste Management, Inc.	93,900	3,231,099
Wyndham Worldwide Corporation*	43,790	1,495,428

		173,525,182

Consumer Staples — 4.0%
Coca-Cola Co. (The)	113,200	5,433,600
Colgate-Palmolive Co.	2,200	146,938
ConAgra Foods, Inc.	589,300	14,679,463
General Mills, Inc.Δ	95,100	5,536,722
Kellogg Co.Δ	2,600	133,718
Kraft Foods, Inc. Class AΔ	357,900	11,331,114
Kroger Co.	172,500	4,873,125
NBTY, Inc.Δ*	64,100	3,399,864
PepsiCo, Inc.	24,400	1,550,864
Procter & Gamble Co.	166,900	10,541,404
Safeway, Inc.Δ	164,100	6,012,624
Sara Lee Corporation	157,100	2,658,132

		66,297,568

Financial Services — 29.0%
ACE, Ltd.	60,000	3,423,600
Allstate Corporation (The)	239,300	14,372,358
American Express Co.	76,000	4,286,400
American International Group, Inc.	302,700	20,347,494
Assurant, Inc.	55,000	2,949,650
Axis Capital Holdings, Ltd.Δ	82,900	2,806,994
Bank of America Corporation	606,134	30,924,957
Bank of New York Co., Inc. (The)	29,200	1,184,060
BB&T Corporation	22,200	910,644
Bear Stearns Cos., Inc. (The)	4,900	736,715
Brascan CorporationΔ	51,400	2,686,164
Capital One Financial Corporation	175,600	13,250,776
Chubb Corporation	236,300	12,209,621
CIGNA Corporation	23,100	3,295,446
Citigroup, Inc.	1,056,733	54,252,672
Comerica, Inc.	142,200	8,406,864
Countrywide Financial CorporationΔ	145,100	4,881,164
Credicorp, Ltd.Δ*	3,500	170,555
Fannie Mae	190,700	10,408,406
Fifth Third BancorpΔ	19,400	750,586
First American CorporationΔ	67,300	3,413,456
First Marblehead CorporationΔ	60,200	2,702,378
Fiserv, Inc.*	47,000	2,493,820
Freddie Mac	198,700	11,820,663
Genworth Financial, Inc. Class A	18,600	649,884
Goldman Sachs Group, Inc.	30,000	6,198,900
Hanover Insurance Group, Inc.Δ*	32,900	1,517,348
Hartford Financial Services Group, Inc.	170,504	16,296,772
Jones Lang LaSalle, Inc.Δ	32,800	3,420,384
JPMorgan Chase & Co.	1,017,512	49,227,231
KeyCorpΔ	119,150	4,464,551
Legg Mason, Inc.	32,200	3,033,562
Lehman Brothers Holdings, Inc.	94,200	6,600,594
Lincoln National Corporation	11,400	772,806
Loews CorporationΔ	68,400	3,107,412

See Notes to Schedules of Investments.	58

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Marsh & McLennan Cos., Inc.	22,400	$656,096
Mellon Financial Corporation	1,400	60,396
Merrill Lynch & Co., Inc.Δ	246,700	20,147,989
MetLife, Inc.	18,800	1,187,220
MGIC Investment CorporationΔ	81,800	4,819,656
Morgan Stanley	233,400	18,382,584
National City CorporationΔ	155,300	5,784,925
Odyssey Re Holdings CorporationΔ	12,300	483,513
PMI Group, Inc. (The)Δ	69,000	3,120,180
PNC Financial Services Group, Inc.	12,100	870,837
Principal Financial GroupΔ	61,400	3,676,018
Progressive Corporation (The)	23,300	508,406
Prudential Financial, Inc.	18,000	1,624,680
Radian Group, Inc.Δ	36,400	1,997,632
Regions Financial CorporationΔ	29,700	1,050,489
Reinsurance Group of America, Inc.	4,500	259,740
Safeco CorporationΔ	44,600	2,962,778
Simon Property Group, Inc. REITΔ	4,100	456,125
SLM Corporation	166,300	6,801,670
State Street Corporation	900	58,275
SunTrust Banks, Inc.	78,800	6,543,552
Travelers Cos., Inc.	339,800	17,591,446
UnumProvident CorporationΔ	184,100	4,239,823
US Bancorp	203,900	7,130,383
Wachovia Corporation	254,145	13,990,671
Washington Mutual, Inc.Δ	435,700	17,593,566
Wells Fargo & Co.Δ	544,800	18,757,464
XL Capital, Ltd. Class A	115,200	8,059,392

		476,790,393

Healthcare — 9.9%
Abbott Laboratories	12,400	691,920
Aetna, Inc.*	242,100	10,601,559
AmerisourceBergen CorporationΔ	85,600	4,515,400
Baxter International, Inc.Δ	201,500	10,613,005
Biogen Idec, Inc.Δ*	7,200	319,536
Boston Scientific Corporation*	217,800	3,166,812
Bristol-Myers Squibb Co.Δ	326,100	9,052,536
Cardinal Health, Inc.Δ	103,200	7,528,440
Community Health Systems, Inc.Δ*	82,700	2,915,175
CVS Corporation	5,538	189,067
Eli Lilly & Co.	9,700	520,987
Johnson & Johnson	42,500	2,561,050
McKesson CorporationΔ	70,100	4,103,654
Medco Health Solutions, Inc.*	55,600	4,032,668
Merck & Co., Inc.	62,600	2,765,042
Millennium Pharmeceuticals, Inc.Δ*	449,200	5,102,912
Pfizer, Inc.	1,841,800	46,523,868
Tenet Healthcare CorporationΔ*	829,900	5,336,257
Teva Pharmaceutical Industries, Ltd. ADRΔ	125,852	4,710,640
UnitedHealth Group, Inc.	160,400	8,496,388
Watson Pharmaceuticals, Inc.*	144,100	3,808,563
WellPoint, Inc.Δ*	156,900	12,724,590
Wyeth	236,400	11,827,092

		162,107,161

Integrated Oils — 9.5%
BP PLC ADR	104,568	6,770,778
Chevron Corporation	627,770	46,429,869
ConocoPhillips	480,400	32,835,340
ExxonMobil Corporation	586,800	44,274,060
Marathon Oil Corporation	80,898	7,995,150
Murphy Oil Corporation	74,000	3,951,600
Occidental Petroleum Corporation	271,000	13,363,010

		155,619,807

Materials & Processing — 4.8%
Acuity Brands, Inc.Δ	36,700	1,997,948
Alcoa, Inc.Δ	363,100	12,309,090
Archer-Daniels-Midland Co.Δ	26,700	979,890
Domtar Corporation*	1	5
Dow Chemical Co. (The)Δ	198,400	9,098,624
duPont (E.I.) de Nemours & Co.	182,300	9,011,089
Greif, Inc. Class AΔ	14,600	1,622,206
International Paper Co.Δ	19,090	694,876
Lennox International, Inc.	18,900	674,730
Louisiana-Pacific CorporationΔ	135,800	2,724,148
Lyondell Chemical Co.Δ	188,200	5,640,354
MeadWestvaco Corporation	343,700	10,599,708
Methanex Corporation	119,100	2,659,503
Newmont Mining Corporation	900	37,791
Nova Chemicals CorporationΔ	40,700	1,260,072
Nucor Corporation	91,800	5,978,934
Owens-Illinois, Inc.Δ*	118,800	3,061,476
Pactiv Corporation*	40,184	1,355,808
Realogy CorporationΔ*	66,313	1,963,528
Smurfit-Stone Container CorporationΔ*	250,200	2,817,252
Southern Copper CorporationΔ	25,500	1,827,330
Vulcan Materials Co.	15,600	1,817,088
Weyerhaeuser Co.	9,101	680,209

		78,811,659

Other — 2.2%
3M Co.	51,400	3,928,502
General Electric Co.	416,100	14,713,296
Honeywell International, Inc.	380,000	17,502,800
Johnson Controls, Inc.	3,400	321,708

		36,466,306

Other Energy — 1.4%
Anadarko Petroleum Corporation	129,400	5,561,612
Apache Corporation	13,500	954,450
Devon Energy Corporation	17,900	1,239,038
EOG Resources, Inc.	5,400	385,236
Holly Corporation	55,100	3,267,430
Massey Energy Co.Δ	137,100	3,289,029

59	See Notes to Schedules of Investments.

	Shares	Value
PanCanadian Energy CorporationΔ	37,800	$1,913,814
Sunoco, Inc.Δ	50,300	3,543,132
Valero Energy CorporationΔ	25,300	1,631,597
Williams Cos., Inc.	39,122	1,113,412

		22,898,750

Producer Durables — 4.3%
Caterpillar, Inc.	22,800	1,528,284
Centex CorporationΔ	76,500	3,196,170
Deere & Co.	9,600	1,042,944
Emerson Electric Co.	183,200	7,894,088
Illinois Tool Works, Inc.	169,500	8,746,200
Lennar Corporation Class A	69,100	2,916,711
Lexmark International, Inc.Δ*	99,800	5,834,308
Lockheed Martin Corporation	20,100	1,950,102
Northrop Grumman Corporation	178,200	13,226,004
NVR, Inc.Δ*	2,100	1,396,500
Parker Hannifin Corporation	37,800	3,262,518
Pitney Bowes, Inc.Δ	86,100	3,908,079
Tyco International, Ltd.	312,100	9,846,755
United Technologies CorporationΔ	81,900	5,323,500

		70,072,163

Technology — 4.9%
Alcatel Lucent Sponsored ADRΔ	559,963	6,618,763
Avnet, Inc.Δ*	93,400	3,375,476
Electronic Data Systems Corporation	264,500	7,321,360
EMC Corporation*	11,600	160,660
General Dynamics Corporation	16,400	1,252,960
Hewlett-Packard Co.	249,500	10,014,930
Intel Corporation	388,400	7,430,092
International Business Machines Corporation	175,800	16,570,908
Jabil Circuit, Inc.Δ	110,211	2,359,617
Microsoft Corporation	110,000	3,065,700
Motorola, Inc.	234,125	4,136,989
Nokia Corporation ADR	284,600	6,523,032
Oracle Corporation*	88,300	1,600,879
Raytheon Co.	105,500	5,534,530
Seagate Technology, Inc.+	4,600	—
Solectron Corporation*	1,305,500	4,112,325
Sun Microsystems, Inc.*	130,600	784,906
Symantec Corporation*	22,800	394,440

		81,257,567

Utilities — 12.1%
Alliant Energy CorporationΔ	32,200	1,443,204
Alltel Corporation	14,826	919,212
American Electric Power Co., Inc.Δ	290,300	14,152,125
AT&T, Inc.	1,357,196	53,514,238
CenturyTel, Inc.Δ	86,300	3,899,897
Comcast Corporation Class A*	521,200	13,525,140
Dominion Resources, Inc.	83,700	7,430,049
Duke Energy Corporation	255,200	5,178,008
Edison International	80,500	3,954,965
Energen CorporationΔ	33,100	1,684,459
Energy East CorporationΔ	145,900	3,554,124
Entergy Corporation	199,000	20,879,080
Exelon CorporationΔ	4,200	288,582
FirstEnergy Corporation	48,800	3,232,512
FPL Group, Inc.	16,400	1,003,188
Pepco Holdings, Inc.	56,900	1,651,238
PG&E CorporationΔ	38,000	1,834,260
PPL Corporation	122,300	5,002,070
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	10,200	847,008
Qwest Communications International, Inc.Δ*	1,187,400	10,674,726
Southern Co. (The)	31,100	1,139,815
Spectra Energy Corporation	127,200	3,341,544
Sprint Nextel Corporation	338,007	6,408,613
Telephone & Data Systems, Inc.Δ	22,400	1,335,488
TXU Corporation	22,400	1,435,840
Verizon Communications, Inc.Δ	819,324	31,068,766
Windstream Corporation	17,542	257,692

		199,657,052

Total Common Stocks (Cost $1,270,328,039)		1,570,118,317

MONEY MARKET FUNDS — 14.8%
GuideStone Funds Money Market Fund (GS4 Class)¥	72,509,111	72,509,111
Northern Institutional Liquid Assets Portfolio§	170,440,401	170,440,401

Total Money Market Funds (Cost $242,949,512)		242,949,512

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
4.95%, 08/09/07‡‡ (Cost $3,977,665)	$4,050,000	3,979,441

TOTAL INVESTMENTS — 110.6% (Cost $1,517,255,216)		1,817,047,270
Liabilities in Excess of Other Assets — (10.6)%		(173,506,721)

Net Assets — 100.0%		$1,643,540,549

See Notes to Schedules of Investments.	60

Growth Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.2%
Auto & Transportation — 5.0%
Burlington Northern Santa Fe CorporationΔ	271,637	$21,847,764
CH Robinson Worldwide, Inc.	198,525	9,479,569
Expeditors International Washington, Inc.Δ	385,690	15,936,711
FedEx Corporation	147,818	15,880,088
Toyota Motor Corporation ADRΔ	35,596	4,561,983
Union Pacific Corporation	99,004	10,053,856

		77,759,971

Consumer Discretionary — 17.9%
Amazon.com, Inc.*	371,200	14,770,048
Coach, Inc.Δ*	159,300	7,972,965
eBay, Inc.Δ*	377,800	12,524,070
Federated Department Stores, Inc.Δ	461,297	20,781,430
Google, Inc.Δ*	155,499	71,243,422
Interpublic Group Cos., Inc.*	400	4,924
Iron Mountain, Inc.Δ*	164,300	4,293,159
Lowe’s Cos., Inc.Δ	878,341	27,658,958
Marriott International, Inc. Class AΔ	215,200	10,536,192
Penney (JC) Co., Inc.	147,200	12,093,952
Starbucks Corporation*	1,180,230	37,012,013
Target Corporation	187,311	11,100,050
VeriSign, Inc.*	30,366	762,794
Walt Disney Co. (The)	313,100	10,780,033
Yahoo!, Inc.*	761,940	23,841,102
Yum! Brands, Inc.Δ	191,299	11,049,430

		276,424,542

Consumer Staples — 4.9%
Colgate-Palmolive Co.	141,300	9,437,427
PepsiCo, Inc.	185,700	11,803,092
Procter & Gamble Co.	479,425	30,280,483
Walgreen Co.Δ	528,669	24,260,621

		75,781,623

Financial Services — 14.9%
American International Group, Inc.	223,700	15,037,114
CB Richard Ellis Group, Inc. Class AΔ*	253,980	8,681,036
Chicago Mercantile Exchange Holdings, Inc.Δ	36,900	19,647,774
Citigroup, Inc.	285,090	14,636,521
Commerce Bancorp, Inc.Δ	333,610	11,135,902
Countrywide Financial CorporationΔ	415,000	13,960,600
Franklin Resources, Inc.Δ	86,000	10,391,380
Genworth Financial, Inc. Class A	138,900	4,853,166
Goldman Sachs Group, Inc.	66,678	13,777,675
IntercontinentalExchange, Inc.Δ*	134,300	16,412,803
Lehman Brothers Holdings, Inc.	164,660	11,537,726
Mastercard, Inc. Class AΔ	67,144	7,133,378
Merrill Lynch & Co., Inc.Δ	128,200	10,470,094
Moody’s CorporationΔ	211,800	13,144,308
Progressive Corporation (The)	758,680	16,554,398
SLM CorporationΔ	179,390	7,337,051
UBS AGΔ	190,227	11,305,191
US Bancorp	134,500	4,703,465
Wells Fargo & Co.	305,087	10,504,145
Zions BancorporationΔ	105,500	8,916,860

		230,140,587

Healthcare — 21.1%
Abbott LaboratoriesΔ	151,900	8,476,020
Abraxis BioScience, Inc.Δ*	148,400	3,963,764
Aetna, Inc.*	154,500	6,765,555
Allergan, Inc.Δ	198,100	21,953,442
Amgen, Inc.*	136,550	7,630,414
Amylin Pharmaceuticals, Inc.Δ*	252,685	9,440,311
Cerner CorporationΔ*	222,700	12,126,015
CVS Corporation	138,100	4,714,734
Genentech, Inc.Δ*	755,992	62,082,063
Genzyme CorporationΔ*	593,887	35,645,098
Gilead Sciences, Inc.*	130,900	10,013,850
Intuitive Surgical, Inc.Δ*	69,300	8,424,801
Novartis AG ADRΔ	116,300	6,353,469
Patterson Cos., Inc.Δ*	132,300	4,695,327
Schering-Plough CorporationΔ	195,200	4,979,552
Shire PLC ADRΔ	95,900	5,936,210
St. Jude Medical, Inc.Δ*	154,200	5,799,462
Stryker Corporation	141,200	9,364,384
Teva Pharmaceutical Industries, Ltd. ADRΔ	276,400	10,345,652
UnitedHealth Group, Inc.Δ	644,827	34,156,486
Varian Medical Systems, Inc.Δ*	406,900	19,405,061
WellPoint, Inc.*	93,700	7,599,070
Wyeth	200,600	10,036,018
Zimmer Holdings, Inc.Δ*	190,675	16,285,552

		326,192,310

Materials & Processing — 1.6%
Air Products & Chemicals, Inc.	63,700	4,711,252
Monsanto Co.	192,788	10,595,629
Praxair, Inc.	123,116	7,751,383
St. Joe Co.Δ	49,943	2,612,518

		25,670,782

Other — 2.1%
General Electric Co.	711,700	25,165,712
Textron, Inc.Δ	75,000	6,735,000

		31,900,712

Other Energy — 4.2%
Dynegy, Inc. Class A	170	1,574
NRG Energy, Inc.Δ*	33,925	2,443,957
Schlumberger, Ltd.Δ	750,869	51,885,048
TransOcean, Inc.*	45,600	3,725,520
Weatherford International, Ltd.Δ*	154,300	6,958,930

		65,015,029

Producer Durables — 3.1%
Boeing Co. (The)	189,329	16,833,241
Lockheed Martin Corporation	129,429	12,557,202
Pulte Homes, Inc.Δ	254,835	6,742,934

61	See Notes to Schedules of Investments.

	Shares	Value
United Technologies Corporation	174,266	$11,327,290

		47,460,667

Technology — 16.4%
Adobe Systems, Inc.*	150,500	6,275,850
Apple Computer, Inc.Δ*	330,700	30,725,337
Autodesk, Inc.Δ*	371,815	13,980,244
Broadcom Corporation Class AΔ*	464,400	14,893,308
Cisco Systems, Inc.*	770,036	19,659,019
Dell, Inc.Δ*	188,600	4,377,406
EMC Corporation*	438,100	6,067,685
General Dynamics CorporationΔ	157,765	12,053,246
Hewlett-Packard Co.	356,500	14,309,910
Intel Corporation	1,044,447	19,980,271
Marvell Technology Group, Ltd.Δ*	368,400	6,192,804
Microsoft Corporation	410,800	11,448,996
Network Appliance, Inc.*	412,225	15,054,457
QUALCOMM, Inc.	1,060,870	45,256,715
Salesforce.com, Inc.Δ*	507,100	21,714,022
Seagate Technology, Inc.+	5,600	—
Telecorp PCS, Inc. Escrow+	928	—
Texas Instruments, Inc.Δ	388,600	11,696,860

		253,686,130

Utilities — 4.0%
America Movil SA de CV ADR Series LΔ	478,771	22,880,466
AT&T, Inc.	403,883	15,925,107
Comcast Corporation Class AΔ*	905,836	23,506,431

		62,312,004

Total Common Stocks (Cost $1,189,492,299)		1,472,344,357

MONEY MARKET FUNDS — 18.8%
GuideStone Funds Money Market Fund (GS4 Class)¥	70,271,637	70,271,637
Northern Institutional Liquid Assets Portfolio§	220,505,000	220,505,000

Total Money Market Funds (Cost $290,776,637)		290,776,637

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
4.95%, 08/09/07‡‡ (Cost $3,683,023)	$3,750,000	3,684,667

TOTAL INVESTMENTS — 114.2% (Cost $1,483,951,959)		1,766,805,661
Liabilities in Excess of Other Assets — (14.2)%		(219,817,975)

NET ASSETS — 100.0%		$1,546,987,686

See Notes to Schedules of Investments.	62

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.4%
Auto & Transportation — 3.9%
AAR CorporationΔ*	24,950	$687,622
Accuride CorporationΔ*	62,000	905,200
AirTran Holdings, Inc.Δ*	78,200	803,114
American Commercial Lines, Inc.Δ*	20,700	651,015
American Railcar Industries, Inc.Δ	5,500	163,955
Arkansas Best CorporationΔ	19,690	699,979
Autoliv, Inc.	31,600	1,804,676
Celadon Group, Inc.Δ*	22,300	372,410
Con-Way, Inc.	14,200	707,728
Copa Holdings SA Class A*	16,000	823,840
DryShips, Inc.Δ	26,400	594,792
ExpressJet Holdings, Inc.Δ*	77,600	453,184
Forward Air CorporationΔ	8,600	282,768
Frontline, Ltd.	28,500	1,011,750
General Maritime CorporationΔ	30,000	866,400
Greenbrier Co., Inc.Δ	18,000	480,600
Gulfmark Offshore, Inc.Δ*	20,500	894,825
Horizon Lines, Inc. Class AΔ	26,700	876,294
JB Hunt Transport Services, Inc.Δ	52,300	1,372,352
Laidlaw International, Inc.	32,200	1,114,120
Noble International, Ltd.Δ	15,350	257,573
OMI CorporationΔ	74,200	1,993,012
Sea Containers, Ltd. Class AΔ*	50,000	33,500
Thor Industries, Inc.Δ	18,380	723,988
TRW Automotive Holdings Corporation*	42,100	1,465,922
Tsakos Energy Navigation, Ltd.Δ	20,500	1,066,000
U.S. Auto Parts Network, Inc.*	26,200	140,694
UTI Worldwide, Inc.*	44,100	1,083,978
Vitran Corporation, Inc.*	800	15,720
Wabash National CorporationΔ	23,292	359,163

		22,706,174

Consumer Discretionary — 18.1%
24/7 Real Media, Inc.Δ*	21,400	171,842
Aaron Rents, Inc.Δ	19,950	527,478
Advisory Board Co. (The)Δ*	32,600	1,650,212
Aeropostale, Inc.*	23,700	953,451
AnnTaylor Stores CorporationΔ*	18,100	701,918
Arbitron, Inc.Δ	15,200	713,640
Asbury Automotive Group, Inc.Δ	42,000	1,186,500
Barrett Business Services, Inc.Δ	25,500	587,775
Big Lots, Inc.Δ*	58,400	1,826,752
Blockbuster, Inc. Class AΔ*	208,200	1,340,808
Bon-Ton Stores, Inc. (The)Δ	10,000	562,400
Brightpoint, Inc.Δ*	51,700	591,448
Buffalo Wild Wings, Inc.Δ*	11,900	758,030
Build-A-Bear Workshop, Inc.Δ*	32,920	904,312
Capella Education Co.Δ*	21,200	711,048
Casual Male Retail Group, Inc.Δ*	63,000	745,290
CEC Entertainment, Inc.*	33,000	1,370,820
Central Garden & Pet Co.Δ*	25,400	375,158
Central Garden and Pet Co.Δ*	43,200	635,040
Computer Learning Centers*	24,439	2
Conn’s, Inc.Δ*	12,700	314,325
Consolidated Graphics, Inc.Δ*	14,400	1,066,320
Convergys Corporation*	43,200	1,097,712
Corporate Executive Board Co.Δ	22,700	1,724,292
CoStar Group, Inc.Δ*	21,700	969,556
CRA International, Inc.*	700	36,526
CROCS, Inc.Δ*	24,630	1,163,768
Ctrip.com International, Ltd. ADRΔ*	11,300	756,930
Deckers Outdoor CorporationΔ*	17,200	1,221,544
Dollar Tree Stores, Inc.*	20,100	768,624
DSW, Inc.Δ*	18,200	768,222
Emergency Medical Services LP Class AΔ*	24,400	718,824
Entravision Communications Corporation Class A*	214,758	2,005,840
EZCORP, Inc. Class AΔ*	82,200	1,210,806
FirstService CorporationΔ*	29,900	824,642
GSI Commerce, Inc.Δ*	22,200	501,498
Gymboree CorporationΔ*	16,300	653,141
Hasbro, Inc.	69,800	1,997,676
Heelys, Inc.Δ*	15,700	460,638
Heidrick & Struggles International, Inc.Δ*	16,600	804,270
Helen of Troy, Ltd.Δ*	23,700	538,227
Herbalife, Ltd.*	36,900	1,446,111
Hibbett Sports, Inc.Δ*	19,200	548,928
Home Inns & Hotels Management, Inc. ADRΔ*	14,000	508,760
Home Solutions of America, Inc.Δ*	125,900	598,025
Houston Wire & Cable Co.Δ*	34,000	952,680
Iconix Brand Group, Inc.Δ*	95,000	1,938,000
Inter Parfums, Inc.Δ	30,400	638,400
ITT Educational Services, Inc.*	9,500	774,155
Jackson Hewitt Tax Service, Inc.Δ	64,000	2,059,520
Jakks Pacific, Inc.Δ*	50,100	1,197,390
Jo-Ann Stores, Inc.Δ*	27,700	754,825
Jones Apparel Group, Inc.	27,400	842,002
K2, Inc.Δ*	87,100	1,053,039
Kenexa Corporation*	57,000	1,774,410
Kforce, Inc.*	118,800	1,635,876
Knot, Inc.Δ*	60,100	1,293,953
Life Time Fitness, Inc.Δ*	31,500	1,619,415
Lightbridge, Inc.*	68,700	1,207,059
Liquidity Services, Inc.Δ*	37,170	629,660
LoJack CorporationΔ*	10,800	204,984
LoopNet, Inc.Δ*	31,500	538,335
Maidenform Brands, Inc.Δ*	51,000	1,176,570
Monro Muffler Brake, Inc.	21,000	737,100
MWI Veterinary Supply, Inc.Δ*	27,000	891,000
On Assignment, Inc.Δ*	84,100	1,043,681
Orient-Express Hotels, Ltd. Class AΔ	24,600	1,471,572
Parlux Fragrance, Inc.Δ*	102,000	569,160
PetMed Express, Inc.Δ*	28,700	340,095

63	See Notes to Schedules of Investments.

	Shares	Value
Physicians Formula Holdings, Inc.Δ*	18,200	$343,616
Playtex Products, Inc.Δ*	64,400	873,908
Pool CorporationΔ	69,125	2,474,675
Resources Connection, Inc.Δ*	85,400	2,731,946
Rocky Brands, Inc.Δ*	50,600	576,840
Rush Enterprises, Inc. Class AΔ*	49,681	954,372
Schawk, Inc.Δ	40,200	728,022
Select Comfort CorporationΔ*	233,965	4,164,577
Shaw Communications, Inc. Class BΔ	45,800	1,690,936
Sonic Corporation*	15,600	347,568
Source Interlink Cos., Inc.Δ*	45,000	301,950
Steiner Leisure, Ltd.*	28,900	1,299,922
Strayer Education, Inc.Δ	24,800	3,100,000
Tech Data Corporation*	31,600	1,131,596
Tempur-Pedic International, Inc.Δ	73,730	1,916,243
THQ, Inc.Δ*	43,100	1,473,589
Toro Co.	17,300	886,452
Town Sports International Holdings, Inc.*	32,300	704,140
Tractor Supply Co.Δ*	8,600	442,900
Travelzoo, Inc.Δ*	39,500	1,452,415
True Religion Apparel, Inc.Δ*	71,170	1,155,801
United Natural Foods, Inc.Δ*	29,200	894,688
United Online, Inc.Δ	108,200	1,518,046
United Stationers, Inc.Δ*	28,000	1,677,760
Universal Electronics, Inc.*	60,285	1,679,540
USANA Health Sciences, Inc.Δ*	43,100	2,020,097
ValueClick, Inc.Δ*	32,220	841,909
Vertrue, Inc.Δ*	14,900	716,839
VistaPrint, Ltd.Δ*	18,400	704,720
WESCO International, Inc.*	18,600	1,167,708
World Fuel Services CorporationΔ	16,300	754,038
Zumiez, Inc.Δ*	9,600	385,152

		105,473,975

Consumer Staples — 1.4%
Chiquita Brands International, Inc.Δ	34,290	480,746
Imperial Sugar Co.Δ	28,000	938,840
J & J Snack Foods Corporation	62,252	2,458,332
NBTY, Inc.*	39,700	2,105,688
Ralcorp Holdings, Inc.Δ*	17,400	1,118,820
Sanderson Farms, Inc.Δ	29,700	1,100,682

		8,203,108

Financial Services — 21.1%
A.G. Edwards, Inc.	35,800	2,476,644
Advanta Corporation Class BΔ	22,400	982,016
Affiliated Managers Group, Inc.Δ*	2,670	289,295
Aircastle, Ltd.Δ	24,700	873,886
Alliance Data Systems Corporation*	10,500	647,010
American Equity Investment Life Holding Co.Δ*	91,800	1,205,334
American Financial Group, Inc.	22,200	755,688
American Home Mortgage Investment Corporation REITΔ	44,020	1,188,100
American Physicians Capital, Inc.Δ*	11,700	468,936
AmeriCredit CorporationΔ*	22,800	521,208
Amerisafe, Inc.*	21,210	399,808
Argonaut Group, Inc.*	30,000	970,800
Associated Banc-CorpΔ	20,700	695,520
Assurant, Inc.Δ	23,900	1,281,757
Assured Guaranty, Ltd.	39,200	1,070,944
Asta Funding, Inc.Δ	70,540	3,045,917
Axis Capital Holdings, Ltd.	34,700	1,174,942
Banco Latinoamericano de Exportaciones SA	53,400	888,576
Bank of Florida CorporationΔ*	29,000	548,100
BankUnited Financial Corporation Class AΔ	90,100	1,911,021
Brookline Bancorp, Inc.Δ	87,123	1,103,848
Center Financial CorporationΔ	22,200	438,894
Central Pacific Financial CorporationΔ	24,600	899,622
Cohen & Steers, Inc.Δ	33,400	1,438,872
Colonial BancGroup, Inc.Δ	75,900	1,878,525
Commerce Group, Inc.Δ	50,800	1,526,032
CompuCredit CorporationΔ*	40,800	1,273,776
Corus Bankshares, Inc.Δ	133,480	2,277,169
Covanta Holding Corporation*	43,800	971,484
Credicorp, Ltd.*	29,800	1,452,154
CVB Financial CorporationΔ	54,850	652,717
Cybersource CorporationΔ*	38,576	482,586
Dollar Financial Corporation*	1,000	25,300
Doral Financial CorporationΔ*	127,200	208,608
Downey Financial CorporationΔ	33,520	2,163,381
Eaton Vance Corporation	21,500	766,260
ExlService Holdings, Inc.Δ*	18,500	381,655
Fair Isaac & Co., Inc.	33,300	1,288,044
Federated Investors, Inc. Class BΔ	30,700	1,127,304
First Acceptance CorporationΔ*	30,311	317,356
First American Corporation	38,100	1,932,432
First Bancorp Puerto RicoΔ	58,900	781,014
First Cash Financial Services, Inc.Δ*	50,100	1,116,228
First Marblehead CorporationΔ	26,300	1,180,607
First Regional Bancorp*	32,800	974,160
FirstFed Financial CorporationΔ*	39,200	2,227,736
Franklin Bank CorporationΔ*	38,200	682,634
Fremont General CorporationΔ	190,090	1,317,324
GFI Group, Inc.Δ*	13,100	890,407
Global Payments, Inc.	75,800	2,581,748
H&E Equipment Services, Inc.Δ*	29,600	636,400

See Notes to Schedules of Investments.	64

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hanmi Financial CorporationΔ	14,900	$283,994
Hanover Insurance Group, Inc.*	27,700	1,277,524
HCC Insurance Holdings, Inc.	53,035	1,633,478
Heartland Payment Systems, Inc.Δ	14,700	347,508
Hilb, Rogal & Hobbs Co.Δ	94,872	4,653,472
Huron Consulting Group, Inc.Δ*	29,416	1,789,669
Impac Mortgage Holdings, Inc. REITΔ	14,670	73,350
IndyMac Bancorp, Inc.Δ	47,800	1,531,990
Infinity Property & Casualty CorporationΔ	17,000	796,620
Investors Financial Services Corporation	55,900	3,250,585
Jack Henry & Associates, Inc.Δ	124,700	2,999,035
Jefferies Group, Inc.	35,200	1,019,040
Jones Lang LaSalle, Inc.	15,800	1,647,624
Kingsway Financial Services, Inc.Δ	41,100	768,981
Markel Corporation*	2,735	1,326,010
Max Re Capital, Ltd.	42,700	1,087,996
MCG Capital CorporationΔ	53,200	998,032
Midwest Banc Holdings, Inc.Δ	25,300	448,063
National Interstate CorporationΔ	21,000	540,960
Ocwen Financial CorporationΔ*	80,400	1,034,748
Odyssey Re Holdings CorporationΔ	32,500	1,277,575
Ohio Casualty CorporationΔ	139,171	4,168,171
optionsXpress Holdings, Inc.Δ	116,100	2,732,994
Pacific Capital BancorpΔ	35,000	1,124,200
Philadelphia Consolidated Holding Corporation*	15,300	673,047
Platinum Underwriters Holdings, Ltd.	22,400	718,592
PMI Group, Inc. (The)Δ	44,500	2,012,290
Portfolio Recovery Associates, Inc.Δ*	25,100	1,120,715
Primus Guaranty, Ltd.Δ*	77,000	947,100
PrivateBancorp, Inc.Δ	65,561	2,396,910
Radian Group, Inc.Δ	15,800	867,104
Reinsurance Group of America, Inc.Δ	27,800	1,604,616
RLI CorporationΔ	21,300	1,170,009
Ryder System, Inc.Δ	28,500	1,406,190
Safety Insurance Group, Inc.Δ	22,500	902,700
Sotheby’s Holdings Class AΔ	17,600	782,848
SWS Group, Inc.Δ	54,300	1,347,183
TierOne CorporationΔ	39,900	1,078,896
Tower Group, Inc.Δ	39,510	1,273,012
Triad Guaranty, Inc.Δ*	43,470	1,800,093
United Rentals, Inc.Δ*	10,400	286,000
USI Holdings CorporationΔ*	95,787	1,614,011
Waddell & Reed Financial, Inc. Class A	27,700	645,964
Webster Financial CorporationΔ	34,300	1,646,743
Williams Scotsman International, Inc.Δ*	112,345	2,208,703
Wright Express CorporationΔ*	48,500	1,471,005
Zenith National Insurance CorporationΔ	41,100	1,942,797

		123,117,926

Healthcare — 12.3%
Akorn, Inc.Δ*	45,370	306,248
Alkermes, Inc.Δ*	6,920	106,845
Amedisys, Inc.Δ*	114,800	3,722,964
American Dental Partners, Inc.*	32,400	704,052
AMERIGROUP Corporation*	23,500	714,400
Analogic Corporation	5,000	314,400
Animal Health International, Inc.*	40,800	493,272
Apria Healthcare Group, Inc.Δ*	42,800	1,380,300
Arqule, Inc.Δ*	63,820	476,097
Arthrocare CorporationΔ*	1,940	69,918
AtriCure, Inc.Δ*	45,600	465,576
BioMarin Pharmaceuticals, Inc.Δ*	83,200	1,436,032
Bio-Rad Laboratories, Inc. Class A*	10,800	754,272
Cardiome Pharma CorporationΔ*	30,500	309,575
Centene CorporationΔ*	35,790	751,232
Chattem, Inc.Δ*	31,700	1,868,398
Coley Pharmaceutical Group, Inc.Δ*	30,200	289,316
Collagenex Pharmaceuticals, Inc.Δ*	11,000	148,610
Digene Corporation*	9,600	407,136
DJO, Inc.Δ*	27,100	1,027,090
Enzon Pharmaceuticals, Inc.Δ*	3,000	24,450
Five Star Quality Care, Inc.+	2,086	—
Genesis HealthCare Corporation*	16,000	1,009,760
Haemonetics Corporation*	25,600	1,196,800
HealthExtras, Inc.*	69,500	2,000,210
Healthspring, Inc.*	27,200	640,560
Healthways, Inc.Δ*	14,100	659,175
Icon PLC ADRΔ*	34,850	1,484,610
Idenix Pharmaceuticals, Inc.Δ*	48,900	356,970
Invacare CorporationΔ	64,200	1,119,648
Invitrogen CorporationΔ*	9,500	604,675
Kensey Nash CorporationΔ*	25,100	765,550
King Pharmaceuticals, Inc.*	64,900	1,276,583
Kyphon, Inc.Δ*	41,800	1,886,852
LCA-Vision, Inc.Δ	95,110	3,917,581
Lifecell CorporationΔ*	32,750	817,767
Magellan Health Services, Inc.Δ*	45,300	1,902,600
Matria Healthcare, Inc.Δ*	55,000	1,449,800
Medarex, Inc.Δ*	138,530	1,792,578
Medicines Co.*	35,800	897,864
Mentor CorporationΔ	38,600	1,775,600
Meridian Bioscience, Inc.Δ	17,500	485,800
MGI Pharma, Inc.Δ*	41,090	923,292
Mylan Laboratories, Inc.Δ	32,300	682,822
Nektar TherapeuticsΔ*	84,620	1,105,137

65	See Notes to Schedules of Investments.

	Shares	Value
Omnicell, Inc.*	38,200	$799,144
Option Care, Inc.Δ	128,491	1,708,930
Orthofix International NV*	12,900	658,545
Panacos Pharmaceuticals, Inc.Δ*	107,800	499,114
PDL BioPharma, Inc.Δ*	48,420	1,050,714
Pediatrix Medical Group, Inc.*	35,600	2,031,336
Pharmion CorporationΔ*	43,300	1,138,357
PolyMedica CorporationΔ	28,505	1,206,617
Psychiatric Solutions, Inc.*	16,800	677,208
QLT, Inc.Δ*	77,200	604,476
Respironics, Inc.*	43,800	1,839,162
Salix Pharmaceuticals, Ltd.Δ*	70,020	882,252
Stereotaxis, Inc.Δ*	64,200	763,980
Stericycle, Inc.Δ*	12,600	1,026,900
SuperGen, Inc.Δ*	58,600	345,740
Symmetry Medical, Inc.Δ*	117,900	1,925,307
Syneron Medical, Ltd.Δ*	75,300	2,036,865
Techne Corporation*	15,600	890,760
United Surgical Partners International, Inc.Δ*	59,200	1,823,952
United Therapeutics CorporationΔ*	6,000	322,680
VCA Antech, Inc.*	56,800	2,062,408
Ventana Medical SystemsΔ*	25,200	1,055,880
West Pharmaceutical Services, Inc.Δ	18,400	854,312
Zoll Medical CorporationΔ*	41,000	1,092,650

		71,819,706

Integrated Oils — 0.0%
Petrocorp, Inc. Escrow Shares+	500	—

Materials & Processing — 10.4%
Acuity Brands, Inc.Δ	27,200	1,480,768
Armor Holdings, Inc.Δ*	26,120	1,758,660
Beacon Roofing Supply, Inc.Δ*	264,267	4,275,840
Building Materials Holding CorporationΔ	23,800	431,018
Cabot CorporationΔ	34,300	1,637,139
Cal Dive International, Inc.*	44,700	545,787
Carpenter Technology Corporation	27,300	3,296,748
Celanese Corporation Series A	26,300	811,092
Century Aluminum Co.Δ*	20,800	975,104
Ceradyne, Inc.Δ*	12,600	689,724
ChipMOS TECHNOLOGIES Bermuda, Ltd.Δ*	143,700	992,967
Clarcor, Inc.Δ	61,900	1,968,420
Claymont Steel, Inc.*	16,100	320,873
Cleveland-Cliffs, Inc.Δ	35,900	2,297,959
Commercial Metals Co.	50,772	1,591,702
Eagle Materials, Inc.	14,790	660,078
Encore Wire CorporationΔ	15,000	379,800
Energizer Holdings, Inc.*	10,100	861,833
EnerSysΔ*	41,200	707,816
Ennis, Inc.Δ	47,800	1,279,128
Foster Wheeler, Ltd.*	12,000	700,680
Granite Construction, Inc.Δ	13,000	718,380
Greif, Inc. Class A	7,400	822,214
Harsco Corporation	16,600	744,676
Haynes International, Inc.*	4,300	313,599
Hexcel CorporationΔ*	46,372	920,484
Infrasource Services, Inc.*	7,400	225,922
Innerworkings, Inc.Δ*	55,200	651,360
Lamson & Sessions Co.Δ*	34,400	955,976
Lennox International, Inc.Δ	46,200	1,649,340
Lone Star Technologies, Inc.Δ*	6,420	423,912
Lundin Mining CorporationΔ*	67,040	743,474
Methanex Corporation	60,200	1,344,266
Mobile Mini, Inc.Δ*	58,500	1,566,630
NCI Building Systems, Inc.Δ*	20,800	992,992
Nova Chemicals CorporationΔ	43,000	1,331,280
Nuco2, Inc.Δ*	30,200	761,644
PolyOne CorporationΔ*	80,200	489,220
Quintana Maritime, Ltd.Δ	63,970	880,867
RBC Bearings, Inc.Δ*	37,200	1,243,596
Reliance Steel & Aluminum Co.	27,600	1,335,840
Resource Capital CorporationΔ	40,000	645,600
Rock-Tenn Co. Class AΔ	21,700	720,440
RPM International, Inc.Δ	46,400	1,071,840
RTI International Metals, Inc.Δ*	13,400	1,219,534
Schnitzer Steel Industries, Inc. Class AΔ	19,100	767,247
Senomyx, Inc.Δ*	54,700	677,186
Spartech Corporation	26,300	771,642
Steel Dynamics, Inc.Δ	70,520	3,046,464
Timken Co.	32,900	997,199
Tredegar CorporationΔ	34,100	777,139
UAP Holding Corporation	29,200	754,820
Universal Stainless & AlloyΔ*	15,300	726,291
Watsco, Inc.Δ	48,600	2,482,002

		60,436,212

Other — 0.6%
Hillenbrand Industries, Inc.	21,400	1,270,518
Lancaster Colony Corporation	27,100	1,197,549
Ritchie Bros. Auctioneers, Inc.Δ	18,200	1,065,064

		3,533,131

Other Energy — 3.6%
Arena Resources, Inc.Δ*	14,000	701,680
ATP Oil & Gas CorporationΔ*	15,700	590,320
Basic Energy Services, Inc.Δ*	11,900	277,270
Bill Barrett CorporationΔ*	9,400	304,654
Brigham Exploration Co.Δ*	84,600	526,212
Bronco Drilling Co., Inc.Δ*	19,900	329,743
Compton Petroleum CorporationΔ*	59,700	601,179
Comstock Resources, Inc.*	26,700	731,046
Core Laboratories NV*	8,600	720,938
Denbury Resources, Inc.*	49,000	1,459,710
EXCO Resources, Inc.Δ*	143,800	2,384,204
Foundation Coal Holdings, Inc.Δ	12,300	422,382
Gulf Island Fabrication, Inc.Δ	13,460	359,921

See Notes to Schedules of Investments.	66

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hercules Offshore, Inc.Δ*	28,250	$741,845
Holly Corporation	26,600	1,577,380
Hydril Co.Δ*	14,200	1,366,608
NATCO Group, Inc. Class AΔ*	900	30,708
Ormat Technologies, Inc.Δ	16,500	692,340
Petroquest Energy, Inc.Δ*	46,302	541,270
Quicksilver Resources, Inc.Δ*	25,200	1,002,204
Superior Energy Services, Inc.*	29,000	999,630
TODCO Class A*	18,800	758,204
Toreador Resources CorporationΔ*	7,100	128,865
Universal Compression Holdings, Inc.Δ*	32,200	2,179,296
Western Refining, Inc.Δ	24,600	959,892
W-H Energy Services, Inc.*	15,400	719,796

		21,107,297

Producer Durables — 7.2%
Actuant Corporation Class AΔ*	60,534	3,075,732
Alliant Techsystems, Inc.Δ*	19,000	1,670,480
Altra Holdings, Inc.*	17,800	244,038
Arris Group, Inc.*	57,500	809,600
ATMI, Inc.*	9,500	290,415
Beazer Homes USA, Inc.Δ	9,800	284,494
Bucyrus International, Inc. Class AΔ	29,300	1,508,950
Cognex CorporationΔ	40,200	871,134
Color Kinetics, Inc.Δ*	22,500	437,175
Columbus McKinnon CorporationΔ*	36,430	815,668
Curtiss-Wright CorporationΔ	52,800	2,034,912
Cymer, Inc.*	16,000	664,800
Dionex CorporationΔ*	15,000	1,021,650
EnPro Industries, Inc.Δ*	37,200	1,341,060
Esterline Technologies Corporation*	14,000	574,980
Faro Technologies, Inc.Δ*	27,900	805,473
Flow International CorporationΔ*	49,000	526,260
Gehl Co.Δ*	11,100	281,718
Genlyte Group, Inc.Δ*	25,376	1,790,277
Graco, Inc.	49,600	1,942,336
Headwaters, Inc.Δ*	61,200	1,337,220
Heico CorporationΔ	13,100	478,019
Heico Corporation Class A	6,200	194,370
Hovnanian Enterprises, Inc. Class AΔ*	12,200	306,952
Knoll, Inc.Δ	32,200	767,326
Ladish Co., Inc.Δ*	36,400	1,370,096
Lexmark International, Inc.*	23,000	1,344,580
Measurement Specialties, Inc.Δ*	91,400	2,061,984
Meritage Homes CorporationΔ*	31,100	998,932
MKS Instruments, Inc.Δ*	33,200	847,264
MTC Technologies, Inc.Δ*	22,800	479,484
NVR, Inc.Δ*	2,200	1,463,000
Orbital Sciences Corporation*	74,200	1,390,508
Polycom, Inc.Δ*	43,100	1,436,523
Regal-Beloit CorporationΔ	16,500	765,270
Robbins & Myers, Inc.Δ	32,300	1,204,467
Rudolph Technologies, Inc.Δ*	44,000	767,360
SBA Communications Corporation Class AΔ*	26,700	788,985
Technical Olympic USA, Inc.Δ	103,700	413,763
Teledyne Technologies, Inc.*	10,100	378,144
Triumph Group, Inc.Δ	12,800	708,352
Varian Semiconductor Equipment Associates, Inc.*	5,950	317,611
X-Rite, Inc.Δ	86,555	1,120,887

		41,932,249

Technology — 12.8%
Alvarion, Ltd.Δ*	82,300	662,515
American Reprographics Co.Δ*	33,500	1,031,465
Anixter International, Inc.Δ*	12,900	850,626
Ansys, Inc.*	10,500	533,085
Applied Micro Circuits CorporationΔ*	177,200	646,780
Avnet, Inc.*	54,300	1,962,402
Avocent Corporation*	21,800	587,946
Bottomline Technologies, Inc.Δ*	36,300	395,670
CACI International, Inc. Class AΔ*	30,757	1,441,273
Cbeyond, Inc.Δ*	27,700	812,441
CDC Corporation Class AΔ*	151,790	1,372,182
Cogent Communications Group, Inc.Δ*	30,000	708,900
Coherent, Inc.*	6,400	203,136
Comtech TelecommunicationsΔ*	61,150	2,368,339
CPI International, Inc.Δ*	45,000	864,900
Cree, Inc.Δ*	38,200	628,772
CSG Systems International, Inc.*	20,500	512,910
Daktronics, Inc.Δ*	27,300	749,112
DealerTrack Holdings, Inc.*	64,900	1,993,728
Epicor Software CorporationΔ*	153,100	2,129,621
Equinix, Inc.Δ*	25,650	2,196,410
F5 Networks, Inc.*	10,400	693,472
FLIR Systems, Inc.Δ*	9,200	328,164
FormFactor, Inc.Δ*	31,300	1,400,675
Foundry Networks, Inc.*	76,200	1,034,034
Informatica Corporation*	48,700	654,041
Ingram Micro, Inc. Class A*	96,100	1,855,691
j2 Global Communications, Inc.Δ*	40,500	1,122,660
Komag, Inc.Δ*	69,800	2,284,554
Lionbridge Technologies, Inc.Δ*	134,200	683,078
Micros Systems, Inc.*	23,300	1,257,967
MicroStrategy, Inc. Class AΔ*	17,400	2,199,186
Neoware, Inc.Δ*	45,500	458,185
Ness Technologies, Inc.*	51,400	656,892
Netgear, Inc.Δ*	27,500	784,575
Netlogic Microsystems, Inc.Δ*	23,400	622,908
Novatel Wireless, Inc.*	33,700	540,548
NovAtel, Inc.Δ*	10,300	381,718
Nuance Communications, Inc.Δ*	123,370	1,888,795

67	See Notes to Schedules of Investments.

	Shares	Value
Omniture, Inc.Δ*	36,100	$658,103
Openwave Systems, Inc.Δ*	50,100	408,315
Parametric Technology Corporation*	35,500	677,695
Patni Computer Systems, Ltd. ADRΔ*	200	4,612
PDF Solutions, Inc.Δ*	62,600	706,754
PerkinElmer, Inc.	74,000	1,792,280
Power Intergrations, Inc.Δ*	75,500	1,710,075
Radisys CorporationΔ*	86,277	1,409,766
RADVision, Ltd.*	36,300	856,680
RF Micro Devices, Inc.Δ*	99,400	619,262
Scansource, Inc.Δ*	71,600	1,921,744
Semtech CorporationΔ*	51,200	690,176
SI International, Inc.Δ*	30,000	861,300
Silicon Motion Technology Corporation ADR*	58,300	1,312,916
Sirf Technology Holdings, Inc.Δ*	28,200	782,832
Smart Modular Technologies WWH, Inc.*	45,900	587,061
SRA International, Inc. Class AΔ*	29,500	718,620
Stratasys, Inc.Δ*	57,296	2,447,685
Supertex, Inc.Δ*	14,800	491,508
Switch & Data Facilities Co., Inc.*	18,000	326,160
Synaptics, Inc.*	29,900	764,842
Synnex Corporation*	22,300	473,652
Talx CorporationΔ	83,800	2,776,294
Tessera Technologies, Inc.Δ*	14,800	588,152
Transaction Systems Architects, Inc.*	31,200	1,010,568
Trident Microsystems, Inc.Δ*	38,850	779,331
Ultimate Software Group, Inc.Δ*	61,501	1,610,711
Vasco Data Security InternationalΔ*	46,100	823,807
VeriFone Holdings, Inc.*	40,100	1,472,873
Viasat, Inc.Δ*	30,100	992,397
Volterra Semiconductor CorporationΔ*	28,700	374,822
Websense, Inc.Δ*	92,702	2,131,219
Xyratex, Ltd.*	25,900	618,233

		74,899,801

Utilities — 4.0%
AGL Resources, Inc.	44,600	1,905,312
Alliant Energy Corporation	49,800	2,232,036
CenturyTel, Inc.	48,300	2,182,677
El Paso Electric Co.Δ*	44,000	1,159,400
Empire District Electric Co.Δ	30,180	748,464
Energen Corporation	40,200	2,045,778
Energy East Corporation	76,900	1,873,284
General Communication, Inc. Class AΔ*	34,800	487,200
MDU Resources Group, Inc.	31,650	909,621
NeuStar, Inc. Class AΔ*	19,900	565,956
NiSource, Inc.	51,200	1,251,328
NTELOS Holdings Corporation	42,100	809,162
Pepco Holdings, Inc.Δ	66,600	1,932,732
Pinnacle West Capital Corporation	24,900	1,201,425
Telephone & Data Systems, Inc.	8,000	476,960
Unisource Energy Corporation	11,650	437,457
Westar Energy, Inc.Δ	30,500	839,360
Wisconsin Energy Corporation	48,800	2,367,776

		23,425,928

Total Common Stocks (Cost $487,215,273)		556,655,507

EXCHANGE TRADED FUND — 0.1% iShares Russell 2000Δ (Cost $338,352)	4,750	377,387

MONEY MARKET FUNDS — 49.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	26,652,190	26,652,190
Northern Institutional Liquid Assets Portfolio§	263,032,811	263,032,811

Total Money Market Funds (Cost $289,685,001)		289,685,001

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
4.88%, 08/09/07‡‡	$10,000	9,826
4.95%, 08/09/07‡‡	875,000	859,756

Total U.S. Treasury Obligations (Cost $869,196)		869,582

TOTAL INVESTMENTS — 145.2% (Cost $778,107,822)		847,587,477
Liabilities in Excess of Other Assets — (45.2)%		(263,814,008)

Net Assets — 100.0%		$583,773,469

See Notes to Schedules of Investments.	68

International Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.2%
Argentina — 0.0%
Banco Macro SA ADR	16,400	$556,616

Australia — 4.3%
Amcor, Ltd.Δ	785,696	4,799,591
BHP Billiton, Ltd.	204,646	4,949,165
BlueScope Steel, Ltd.	273,277	2,321,641
Brambles, Ltd.Δ*	118,740	1,303,675
Coca-Cola Amatil, Ltd.Δ	659,905	4,698,582
Commonwealth Bank of Australia	28,196	1,146,602
Equinox Minerals, Ltd.Δ*	96,300	189,347
Insurance Australia Group, Ltd.Δ	136,670	647,998
Lend Lease Corporation, Ltd.Δ	414,209	6,699,387
Macquarie Bank, Ltd.Δ	18,341	1,227,987
National Australia Bank, Ltd.Δ	279,655	9,141,273
QBE Insurance Group, Ltd.Δ	95,292	2,431,761
Rinker Group, Ltd.Δ	77,118	1,126,252
Telstra Corporation, Ltd.	3,410,295	12,233,421
Toll Holdings, Ltd.Δ	40,435	670,678
Wesfarmers, Ltd.Δ	88,726	2,710,008
Woodside Petroleum, Ltd.Δ	278,257	8,890,700
Woolworths, Ltd.Δ	59,683	1,312,994

		66,501,062

Austria — 0.1%
Erste Bank Der Oesterreichischen Sparkassen AGΔ	8,100	630,826
OMV AG	8,900	560,567
Raiffeisen International Bank Holding AG	3,400	478,623
Telekom Austria AG	21,700	542,362

		2,212,378

Bahrain — 0.0%
Investcorp Bank BSC GDR	12,825	333,450

Belgium — 1.4%
Colruyt SA	40,100	9,176,627
Delhaize Group	31,024	2,851,710
Fortis	175,132	7,996,382
Mobistar SA	16,000	1,352,944
UCB SAΔ	13,294	773,747

		22,151,410

Brazil — 1.3%
All America Latina Logistica SA	34,500	418,293
Aracruz Celulose SA ADRΔ	4,300	225,621
Arcelor Brasil SA	27,274	638,066
Banco do Brasil SA	51,100	1,654,060
Banco Itau Holding Financeira SA ADRΔ	29,700	1,034,154
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	38,200	169,650
Brasil Telecom Participacoes SA ADRΔ	26,600	1,199,394
Centrais Eletricas Brasileiras SA	13,535,400	301,546
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	31,700	915,813
Companhia de Concessoes Rodoviarias	6,500	86,665
Companhia Energetica de Minas Gerais ADR	1,000	48,650
Companhia Vale do Rio Doce ADRΔ	196,000	6,130,880
CPFL Energia SA ADRΔ	4,700	198,810
Gafisa SA ADRΔ*	15,300	390,150
Gol Linhas Aereas Inteligentes SA ADRΔ	1,400	42,602
Localiza Rent A Car SA	5,600	171,373
Lojas Renner SA	35,700	462,646
Petroleo Brasileiro SA ADR	21,900	1,956,765
Positivo Informatica SA*	5,900	82,187
Tele Norte Leste Participacoes SA ADRΔ	95,400	1,320,336
Terna Participacoes SA	35,600	404,329
Tim Participacoes SA ADRΔ	11,700	380,016
Totvs SA	6,200	165,510
Unibanco ADR	8,900	778,394

		19,175,910

Canada — 3.1%
Abitibi-Consolidated, Inc.Δ	25,400	70,843
Agrium, Inc.	61,700	2,370,199
Alcan, Inc.	70,200	3,659,278
Bank of Nova Scotia	27,100	1,248,548
Barrick Gold Corporation	62,600	1,787,230
Cameco Corporation	67,500	2,765,483
Canadian Imperial Bank of Commerce	7,800	676,901
Canadian National Railway Co.	43,000	1,896,544
Canadian Natural Resources, Ltd.	48,300	2,667,064
Canadian Oil Sands Trust	19,000	465,084
Cognos, Inc.*	33,200	1,305,569
EnCana Corporation	12,200	617,133
Falcon Oil & Gas, Ltd.*	182,400	515,049
Finning International, Inc.	1,400	64,586
First Quantum Minerals, Ltd.	26,700	1,778,458
Manulife Financil CorporationΔ	20,400	701,498
Methanex Corporation	28,600	637,400
Potash Corporation of Saskatchewan	20,400	3,253,045
Research In Motion, Ltd.	8,800	1,200,520
Rogers Communications, Inc. Class B	52,400	1,715,198
Royal Bank of Canada	13,200	657,427
Shaw Communications, Inc. Class B	19,100	704,442
Shoppers Drug Mart Corporation	15,000	664,573
Suncor Energy, Inc.	94,700	7,206,059
Talisman Energy, Inc.	137,100	2,405,930
Teck Cominco, Ltd. Class B	35,500	2,475,006
TELUS Corporation	10,400	530,585
Toronto-Dominion BankΔ	6,800	408,883
TransCanada Corporation	35,900	1,192,521
Yellow Pages Income Fund	119,200	1,406,240

		47,047,296

Chile — 0.2%
Banco de Credito e Inversiones	23,100	757,658
Banco Santander Chile SA ADRΔ	10,300	513,661
Centros Comerciales Sudamericanos SA	75,938	259,482
Embotelladora Andina SA ADR Class A	30,100	538,489

69	See Notes to Schedules of Investments.

	Shares	Value
Embotelladora Andina SA ADR Class B	36,500	$711,750
Empresas CMPC SA	6,900	222,478
Enersis SA ADR	23,900	389,331

		3,392,849

China — 0.6%
AAC Acoustic Technology Holdings, Inc.*	320,000	303,475
China Construction Bank Class H 144AΔ	2,352,000	1,345,548
China Life Insurance Co., Ltd. Class H	361,000	1,037,237
China Petroleum & Chemical Corporation Class H	1,040,000	879,810
China Shenhua Energy Co., Ltd. Class H	1,145,800	2,771,564
China Yurun Food Group, Ltd.	1,157,000	1,260,136
Industrial & Commercial Bank of China Class HΔ*	1,883,000	1,055,550

		8,653,320

Colombia — 0.1%
BanColombia SA	76,200	518,920
BanColombia SA ADRΔ	12,200	337,818

		856,738

Denmark — 0.4%
H Lundbeck A/SΔ	78,000	1,824,930
Novo-Nordisk AS Class B	40,700	3,714,096

		5,539,026

Egypt — 0.3%
El Sewedy Cables Holding Co.*	21,230	163,988
MobiNil - Egyptian Mobile Services	34,645	957,805
National Societe General Bank	5,378	39,397
Orascom Construction Industries	59,414	2,982,982
Orascom Construction Industries GDR 144A	3,084	309,675
Orascom Telecom Holding SAE	7,958	551,936
Orascom Telecom Holding SAE GDRΔ	4,056	281,309

		5,287,092

Estonia — 0.0%
Tallink Group, Ltd.*	363,360	635,864

Finland — 1.2%
Neste Oil OYJΔ	73,222	2,523,581
Nokia OYJ	422,100	9,715,309
Stora Enso OYJ Class R	32,300	560,921
UPM-Kymmene OYJΔ	236,900	6,034,923

		18,834,734

France — 9.4%
Accor SAΔ	13,400	1,280,589
Air France-KLMΔ	16,400	748,153
Air Liquide SAΔ	5,240	1,277,468
AXA SA	100,700	4,269,651
BNP Paribas SA	72,600	7,583,048
Bouygues SA	66,396	5,130,991
Cap Gemini SA	24,472	1,863,048
Carrefour SAΔ	81,730	5,977,528
Casino Guichard Perrachon SAΔ	24,300	2,453,404
Compagnie de Saint-GobainΔ	103,420	10,108,659
Compagnie Generale de Geophysique - VeritasΔ	7,845	1,645,313
Compagnie Generale d’Optique Essilor International SAΔ	3,200	367,624
Dassault Systemes SAΔ	9,500	510,794
France Telecom SA	264,167	6,976,558
Groupe DanoneΔ	17,731	2,896,781
Lafarge SA	40,112	6,306,231
L’Oreal SA	68,300	7,456,898
PagesJaunes Groupe SAΔ	17,972	392,287
Peugeot SAΔ	11,400	803,463
Renault SAΔ	70,472	8,241,926
Safran SAΔ	25,800	629,672
Sanofi-Aventis	120,367	10,467,535
Schneider Electric SA	39,033	4,955,057
Societe BIC SA	14,600	1,021,000
Societe Generale Class A	70,356	12,158,800
Societe Television Francaise 1	166,400	5,570,451
Thales SAΔ	10,000	580,558
Total SAΔ	319,185	22,363,715
Valeo SAΔ	57,100	3,349,311
Veolia Environnement	22,680	1,686,329
Vivendi SA	112,495	4,571,391

		143,644,233

Germany — 5.1%
Allianz AG	29,500	6,057,314
BASF AG	62,569	7,044,330
Bayer AGΔ	118,054	7,544,455
Bayerische Motoren Werke AGΔ	79,605	4,697,034
Beiersdorf AG	41,909	2,857,979
Commerzbank AG	24,300	1,075,109
Continental AG	27,000	3,489,921
DaimlerChrysler AG	32,800	2,690,284
Deutsche Bank AG	13,561	1,826,756
Deutsche Post AG	27,800	841,513
Deutsche Telekom AG	124,152	2,053,196
E.ON AG	33,597	4,567,925
Fresenius AG	69,911	5,566,058
Hannover Rueckversicherung AGΔ	62,800	2,797,766
MAN AG	22,218	2,585,110
Merck KGaAΔ	19,857	2,560,277
Metro AG	5,800	410,716
RWE AGΔ	83,481	8,831,083
SAP AGΔ	36,500	1,627,066
Siemens AG	61,150	6,536,586
ThyssenKrupp AG	33,986	1,681,617
Volkswagen AGΔ	10,300	1,401,025

		78,743,120

Greece — 0.2%
Public Power Corporation	102,000	2,496,213

Hong Kong — 3.8%
Bank of East Asia, Ltd.Δ	224,600	1,306,466
China Mengniu Dairy Co., Ltd.	612,000	1,750,586
China Mobile, Ltd.Δ	827,000	7,520,106
CLP Holdings, Ltd.Δ	1,150,000	8,396,685
CNOOC, Ltd.Δ	9,265,000	8,122,512
Esprit Holdings, Ltd.	60,500	709,647
GOME Electrical Appliances Holdings, Ltd.Δ	1,003,000	1,115,514
Hang Lung Properties, Ltd.	296,000	827,747
Hong Kong & China Gas Co.Δ	3,684,000	8,232,244

See Notes to Schedules of Investments.	70

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hong Kong Electric Holdings, Ltd.	754,000	$3,869,636
Hutchison Whampoa, Ltd.Δ	556,000	5,347,591
Jardine Matheson Holdings, Ltd.	124,000	2,616,400
Johnson Electric Holdings, Ltd.Δ	321,500	213,552
Li & Fung, Ltd.	267,000	838,913
Shui On Land, Ltd.Δ*	748,000	619,384
Sun Hung Kai Properties, Ltd.	50,000	578,486
Swire Pacific, Ltd. Class A	184,000	2,065,246
Techtronic Industries Co.Δ	1,103,000	1,329,783
Wharf Holdings, Ltd.Δ	682,000	2,531,260

		57,991,758

Hungary — 0.3%
MOL Hungarian Oil and Gas PLC	25,373	2,926,775
MOL Hungarian Oil and Gas PLC ADRΔ	14,381	1,653,815

		4,580,590

India — 1.2%
Andhra Bank, Ltd.	728,084	1,273,917
Asian Paints, Ltd.	61,700	1,082,536
Bharat Heavy Electricals, Ltd.	22,116	1,150,627
Bharti Airtel, Ltd.	207,127	3,640,270
Container Corporation of India, Ltd.	25,722	1,152,800
GAIL India, Ltd. GDRΔ	28,500	1,054,500
Gujarat Ambuja Cements, Ltd.	740,200	1,817,079
Hero Honda Motors, Ltd.	74,260	1,176,730
Housing Development Finance Corporation	21,482	751,141
Indraprastha Gas, Ltd.	74,444	170,246
Infosys Technologies, Ltd. ADRΔ	17,700	889,425
NTPC, Ltd.	40,600	140,346
Power Finance Corporation, Ltd.	927	2,224
Ranbaxy Laboratories, Ltd.	127,360	1,031,128
Satyam Computer Services, Ltd.	23,729	256,780
Sesa GOA, Ltd.	22,920	898,265
Sun Pharmaceuticals Industries, Ltd.	52,600	1,278,483
Tata Motors, Ltd.	49,731	833,179
Tata Motors, Ltd. ADRΔ	4,900	79,429

		18,679,105

Indonesia — 1.0%
Bank Rakyat Indonesia	5,459,600	3,021,477
PT Bank Central Asia TBK	1,998,500	1,116,970
PT Bank Mandiri Persero TBK	4,636,500	1,270,274
PT Panin Life TBK*	26,999,000	500,036
PT Ramayana Lestari Sentosa TBK	6,099,500	541,435
PT Telekomunikasi Indonesia TBK	7,878,600	8,504,571

		14,954,763

Ireland — 0.7%
Allied Irish Banks PLC	144,658	4,283,363
CRH PLC	119,462	5,104,624
DEPFA Bank PLC	41,600	742,986
Irish Life & Permanent PLC	35,300	969,042

		11,100,015

Israel — 0.6%
Bank Hapoalim, Ltd.	119,700	574,606
Bank Leumi Le-Israel BM	49,800	179,654
Check Point Software Technologies, Ltd.Δ*	100,000	2,228,000
Syneron Medical, Ltd.Δ*	9,900	267,795
Teva Pharmaceutical Industries, Ltd. ADRΔ	155,000	5,801,650

		9,051,705

Italy — 1.8%
ENI SpA	185,974	6,051,813
Fiat SpAΔ	52,282	1,317,893
Intesa Sanpaolo SpAΔ	1,379,109	10,473,336
Mediaset SpAΔ	231,700	2,521,001
Saipem SpA	43,708	1,272,839
UniCredito Italiano SpA	630,704	6,002,974

		27,639,856

Japan — 20.9%
Advantest CorporationΔ	103,800	4,606,874
Aeon Co., Ltd.	78,700	1,569,459
Astellas Pharma, Inc.	191,600	8,259,742
Bank of Yokohama, Ltd.	19,000	141,726
Canon, Inc.	396,050	21,274,580
Daikin Industries, Ltd.	176,000	6,123,557
Daito Trust Construction Co., Ltd.	40,500	1,907,459
Daiwa House Industry Co., Ltd.	41,000	672,547
Denso Corporation	122,500	4,553,208
East Japan Railway Co.	62	482,994
Eisai Co., Ltd.	108,100	5,183,002
FamilyMart Co., Ltd.Δ	68,000	1,892,736
Fanuc, Ltd.	91,600	8,527,257
FUJIFILM Holdings Corporation	13,400	548,099
Funai Electric Co., Ltd.Δ	10,100	964,231
Hirose Electric Co., Ltd.	41,000	4,930,160
Honda Motor Co., Ltd.	317,600	11,077,189
Hoya Corporation	22,000	729,973
Ibiden Co., Ltd.	30,300	1,571,054
Idemitsu Kosan Co., Ltd.	4,600	536,354
Inpex Holdings, Inc.	169	1,462,831
Kansai Electric Power Co., Inc. (The)	17,500	503,437
Kao Corporation	325,000	9,515,020
KDDI Corporation	590	4,711,388
Kenedix, Inc.	233	1,190,309
Keyence Corporation	23,100	5,212,398
Kuraray Co., Ltd.	151,000	1,631,220
Millea Holdings, Inc.	308,500	11,414,291
Mitsubishi Corporation	362,900	8,422,704
Mitsubishi Electric Corporation	347,000	3,574,830
Mitsubishi Estate Co., Ltd.	304,100	9,986,991
Mitsubishi Heavy Industries, Ltd.	60,000	387,984
Mitsubishi UFJ Financial Group, Inc.	641	7,234,640
Mitsui & Co., Ltd.	219,000	4,088,595
Mitsui Chemicals, Inc.	198,000	1,730,652
Mitsui OSK Lines, Ltd.	63,000	699,287
Mizuho Financial Group, Inc.	374	2,408,910
Murata Manufacturing Co., Ltd.	10,500	766,293
NGK Spark Plug Co., Ltd.	22,000	411,660
Nikko Cordial CorporationΔ	23,500	335,629
Nikon Corporation	83,000	1,750,297

71	See Notes to Schedules of Investments.

	Shares	Value
Nintendo Co., Ltd.	11,000	$3,197,132
Nippon Electric Glass Co., Ltd.	81,000	1,419,425
Nippon Telegraph & Telephone Corporation	731	3,864,672
Nissan Motor Co., Ltd.	395,800	4,242,154
Nitto Denko Corporation	136,900	6,424,448
Nomura Holdings, Inc.	30,000	625,000
NTT DoCoMo, Inc.	3,990	7,381,365
NTT Urban Development Corporation	425	995,417
Odakyu Electric Railway Co., Ltd.Δ	93,000	679,506
OKUMA Corporation	125,000	1,461,728
Onward Kashiyama Co., Ltd.	114,000	1,585,591
ORIX Corporation	41,894	10,914,340
Ricoh Co., Ltd.	149,000	3,357,052
Rohm Co., Ltd.	65,400	5,932,841
Secom Co., Ltd.	105,000	4,873,982
Shimamura Co., Ltd.Δ	27,600	3,035,438
Shin-Etsu Chemical Co., Ltd.	104,100	6,351,655
SMC Corporation	28,000	3,756,619
Softbank CorporationΔ	255,900	6,579,913
Sony Corporation	51,600	2,622,912
Sumco Corporation	57,200	2,378,479
Sumitomo Chemical Co., Ltd.	471,000	3,557,281
Sumitomo Corporation	143,000	2,572,641
Sumitomo Metal Industries, Ltd.	153,000	790,708
Sumitomo Mitsui Financial Group, Inc.	746	6,773,761
Sumitomo Realty & Development Co., Ltd.	43,000	1,631,110
Sumitomo Trust & Banking Co., Ltd.	287,000	2,993,237
Suzuki Motor Corporation	98,400	2,555,193
Takeda Pharmaceutical Co., Ltd.	286,700	18,806,780
TDK Corporation	19,900	1,725,883
Terumo Corporation	30,900	1,203,590
TIS, Inc.Δ	34,200	812,627
Tokuyama CorporationΔ	44,000	769,179
Tokyo Electric Power Company, Inc.	26,200	896,012
Tokyo Electron, Ltd.	57,100	3,992,736
Tokyo Gas Co., Ltd.	205,000	1,142,948
Tokyo Tatemono Co., Ltd.	89,000	1,342,855
Tokyu Corporation	99,000	771,232
Toshiba Corporation	285,000	1,903,386
Toyota Motor Corporation	216,500	13,871,139
Trend Micro, Inc.Δ	34,000	929,056
Ushio, Inc.Δ	26,000	501,952
West Japan Railway Co.	497	2,294,365
Yahoo! Japan CorporationΔ	4,109	1,417,438
Yamada Denki Co., Ltd.	18,490	1,722,846
Yamato Holdings Co., Ltd.	76,500	1,233,452

		320,882,643

Kazakhstan — 0.0%
Kazakhgold GDR*	1,400	33,040

Luxembourg — 0.1%
SES Global Receipts	30,700	582,348
Tenaris SA ADR	6,900	316,710

		899,058

Malaysia — 0.3%
AirAsia BHD*	1,471,200	753,152
Bumiputra-Commerce Holdings BHD	851,300	2,449,873
Malayan Banking BHD	248,500	919,971
Transmile Group BHD	141,700	536,882

		4,659,878

Mexico — 0.6%
America Movil SA de CV ADR Series L	55,100	2,633,229
Cemex SA de CV	1,172,598	3,849,791
Consorcio ARA SAB de CV	18,000	30,983
Corporacion Moctezuma SA de CV	177,000	505,107
Grupo Televisa SA ADRΔ	28,300	843,340
Urbi Desarrollos Urbanos SA*	150,300	621,583
Wal-Mart de Mexico SA de CV Series V	153,500	655,399

		9,139,432

Netherlands — 4.1%
ABN AMRO Holding NV	64,087	2,758,363
Aegon NV	58,533	1,166,610
Akzo Nobel NV	45,400	3,447,802
ASML Holding NV	53,411	1,319,239
ING Groep NV	477,978	20,208,664
Koninklijke Numico NVΔ	8,355	430,925
Randstad Holding NV	16,600	1,287,482
Reed Elsevier NV	483,182	8,545,839
Royal Dutch Shell PLC Class A	435,547	14,487,397
Royal Dutch Shell PLC Class B	50,937	1,694,993
Royal KPN NV	106,400	1,657,281
TNT NV	64,000	2,935,011
Trader Media East, Ltd. GDR	30,400	305,520
Unilever NV	82,700	2,408,341

		62,653,467

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.Δ	955,696	3,229,187

Norway — 0.8%
DnB NOR ASA	48,400	683,204
Norsk Hydro ASA	99,000	3,281,921
Norske Skogindustrier ASAΔ	27,284	466,830
Orkla ASAΔ	45,860	3,232,978
Telenor ASAΔ	188,600	3,351,069
Yara International ASAΔ	28,000	772,749

		11,788,751

Peru — 0.1%
Credicorp, Ltd.Δ	25,100	1,223,123

Philippines — 0.1%
Ayala Land, Inc.	3,429,000	1,172,611
Globe Telecom, Inc.	35,800	912,622
SM Prime Holdings, Inc.	1,082,200	257,934

		2,343,167

Russia — 1.2%
CTC Media, Inc.*	6,700	172,056
Integra Group Holdings GDRΔ*	12,660	243,705
Kalina ADR	6,000	237,300
LUKOIL ADRΔ	68,731	5,938,358
Mechel OAO ADR	5,200	172,900
Mining and Metallurgical Co. Norilsk Nickel ADRΔ	4,340	805,070
Mobile Telesystems ADRΔ	69,200	3,872,432

See Notes to Schedules of Investments.	72

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
OAO Gazprom ADRΔ	80,372	$3,367,587
Polyus Gold Co. ADR*	3,619	174,798
Severstal GDR	19,977	274,684
Vimpel-Communications ADR	11,600	1,100,144
Wimm-Bill-Dann Foods OJSC ADRΔ	5,020	400,897
X 5 Retail Group NV GDR	50,322	1,393,919

		18,153,850

Singapore — 0.9%
CapitaLand, Ltd.	62,000	326,929
DBS Group Holdings, Ltd.	446,000	6,291,006
Oversea-Chinese Banking Corporation	465,800	2,763,207
Singapore Telecommunications, Ltd.	1,842,792	3,984,021
United Overseas Bank, Ltd.	60,000	830,505

		14,195,668

South Africa — 1.1%
ABSA Group, Ltd.	33,550	645,194
Alexander Forbes, Ltd.	375,700	858,136
AngloGold Ashanti, Ltd. ADRΔ	18,089	806,589
Aveng, Ltd.Δ	34,711	220,099
Barloworld, Ltd.	13,319	332,309
Bidvest Group, Ltd.	61,436	1,168,592
FirstRand, Ltd.Δ	252,338	855,678
Foschini, Ltd.	16,530	157,450
Gold Fields, Ltd.	42,836	794,189
Impala Platinum Holdings, Ltd.	20,340	639,289
MTN Group, Ltd.	94,214	1,279,217
Murray & Roberts Holdings, Ltd.	19,718	152,101
Naspers, Ltd.Δ	35,354	855,280
Pick’n Pay Stores, Ltd.	72,990	345,909
Sasol, Ltd.	76,185	2,541,950
Standard Bank Group, Ltd.	307,912	4,533,049

		16,185,031

South Korea — 1.7%
Amorepacific Corporation	608	334,762
Daelim Industrial Co., Ltd.	13,881	1,329,377
Hankook Tire Co., Ltd.	34,989	580,175
Hyundai Motor Co.	16,310	1,145,930
Kookmin Bank	51,651	4,633,657
Korea Electric Power Corporation	67,710	2,702,498
Lotte Shopping Co., Ltd.	3,979	1,399,924
Lotte Shopping Co., Ltd. GDR 144AΔ*	5	88
LS Industrial Systems Co., Ltd.	1,800	66,773
Samsung Electronics Co., Ltd.	6,479	3,877,208
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	9,909	2,330,817
Samsung Electronics Co., Ltd. GDR 144AΔ	700	211,682
Samsung Fire & Marine Insurance Co., Ltd.	5,500	920,759
Samsung Securities Co., Ltd.	43,240	2,353,197
Shinhan Financial Group Co., Ltd.	23,820	1,367,219
SK Telecom Co., Ltd.	6,000	1,221,301
S-Oil Corporation	13,420	924,337
STX Pan Ocean Co., Ltd.	624,000	526,461
Tae Young Corporation	9,700	598,002

		26,524,167

Spain — 3.2%
Actividades de Construccion y Servicios SA	57,938	3,517,656
Banco Bilbao Vizcaya Argentaria SA	137,100	3,366,192
Banco Santander Central Hispano SA	717,810	12,810,673
Grupo Ferrovial SAΔ	6,900	698,213
Iberdrola SAΔ	128,851	6,091,501
Inditex SAΔ	120,602	7,496,241
Repsol YPF SA	78,608	2,650,404
Telefonica SA	591,287	13,032,816

		49,663,696

Sri Lanka — 0.0%
Dialog Telekom, Ltd.	375,100	87,753

Sweden — 1.5%
Assa Abloy AB Class B	109,700	2,521,460
Atlas Copco AB Class A	18,500	614,653
Hennes & Mauritz AB Class B	115,000	6,620,553
Nordea Bank AB	218,000	3,498,006
Telefonaktiebolaget LM Ericsson Class B	1,980,000	7,287,335
TeliaSonera AB	69,900	603,121
Volvo AB	27,950	2,353,583

		23,498,711

Switzerland — 4.3%
ABB, Ltd.	111,655	1,911,224
Baloise Holding AG	20,560	2,140,345
Compagnie Financiere Richemont AG Class A	69,974	3,912,878
Credit Suisse Group	71,587	5,137,132
Holcim, Ltd.	27,767	2,780,927
Logitech International SA	43,013	1,194,658
Nestle SA	32,439	12,633,631
Novartis AG	174,806	10,026,728
Petroplus Holdings AG*	8,501	605,141
Roche Holding AG	52,803	9,342,587
Swiss Reinsurance	54,869	5,012,105
Swisscom AG	3,312	1,197,215
UBS AG	9,000	534,749
Xstrata PLC	125,290	6,439,920
Zurich Financial Services AG	9,900	2,857,610

		65,726,850

Taiwan — 1.1%
Advantech Co., Ltd.	149,473	478,790
AU Optronics Corporation	377,740	539,922
Cathay Financial Holding Co., Ltd.	620,273	1,287,706
Chinatrust Financial Holding Co.	1,333,040	1,041,312
Faraday Technology Corporation	121,369	418,109
Foxconn Technology Co., Ltd.	38,255	434,085
High Tech Computer Corporation	179,200	2,761,755
HON HAI Precision Industry Co., Ltd.	23,000	154,297
MediaTek, Inc.	121,000	1,389,460
Novatek Microelectronics Corp., Ltd.	440,000	1,901,366
Phoenixtec Power Co., Ltd.	405,605	382,415

73	See Notes to Schedules of Investments.

	Shares	Value
Radiant Opto-Electronics Corporation	240,000	$373,504
Richtek Technology Corporation	17,000	167,986
Silitech Technology Corporation	65,000	317,222
Taiwan Fertilizer Co., Ltd.	214,000	355,675
Taiwan Semiconductor Manufacturing Co., Ltd.	1,644,164	3,373,587
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	10,917	117,358
Vanguard International Semiconductor Corporation	1,034,620	872,292

		16,366,841

Thailand — 0.1%
Airports of Thailand Public Co., Ltd.	579,200	959,543
Bank of Ayudhya PCL	226,900	138,807
Central Pattana PCL	363,100	244,763
Siam Commercial Bank Public Co., Ltd.	238,700	463,628

		1,806,741

Turkey — 0.3%
Coca-Cola Icecek Uretim AS*	70,653	568,472
Ford Otomotiv Sanayi AS	14,432	126,487
Migros Turk TAS	120,174	1,545,338
TAV Havalimanlari Holding AS*	24,679	203,886
Türkiye Garanti Bankasi AS	—	1
Türkiye Is Bankasi	160,216	771,153
Yapi ve Kredi Bankasi	390,358	830,072

		4,045,409

United Kingdom — 15.5%
Alliance Boots Group PLC	266,735	5,388,028
Anglo American PLCΔ	122,811	6,482,281
ARM Holdings PLCΔ	110,000	290,060
AstraZeneca PLC	146,857	7,899,428
Aviva PLC	433,930	6,391,494
BAE Systems PLC	329,100	2,979,042
Barclays PLC	105,731	1,500,129
Barratt Developments PLC	58,267	1,266,998
BG Group PLC	1,190,582	17,173,316
BHP Billiton PLC	66,469	1,483,276
BP PLC	922,421	10,019,802
British Airways PLC	386,936	3,700,550
BT Group PLC	413,619	2,472,337
Cattles PLC	237,000	1,909,823
Centrica PLC	997,500	7,586,707
Compass Group PLC	381,004	2,549,173
Daily Mail & General Trust	36,700	586,426
Emap PLC	98,000	1,458,901
GKN PLC	427,284	3,207,761
GlaxoSmithKline PLC	803,982	22,102,104
Hanson PLC	157,823	2,538,920
HBOS PLC	702,458	14,472,979
HSBC Holdings PLCΔ	235,956	4,107,122
International Power PLC	544,968	4,252,116
Johnston Press PLC	55,600	509,040
Kingfisher PLC	940,000	5,146,997
Lloyds TSB Group PLC	641,414	7,068,339
Marks & Spencer Group PLC	104,254	1,387,878
Michael Page International PLC	188,984	1,991,477
National Grid PLC	252,342	3,960,145
Next PLC	63,600	2,814,735
Northern Rock PLC	18,400	414,586
Prudential PLC	287,000	4,052,236
Reckitt Benckiser PLC	241,539	12,576,737
Reed Elsevier PLC	163,700	1,956,977
Reuters Group PLC	62,700	574,969
Rexam PLC	241,400	2,612,708
Rio Tinto PLC	200,700	11,461,347
Royal Bank of Scotland Group PLC	482,062	18,820,686
Scottish & Southern Energy PLC	57,700	1,749,723
Standard Chartered PLC	64,300	1,852,435
Tesco PLC	279,200	2,440,809
Travis Perkins PLC	56,100	2,221,170
Tullow Oil PLC	258,700	1,856,875
Unilever PLC	279,354	8,416,295
Vodafone Group PLC	2,007,605	5,353,138
Wm Morrison Supermarkets PLC	705,000	4,283,384
WPP Group PLC	83,170	1,260,226
Yell Group PLC	65,700	773,139

		237,374,824

Total Foreign Common Stocks (Cost $1,016,253,666)		1,460,540,390

DOMESTIC EXCHANGE TRADED FUNDS — 0.5%
USA — 0.5%
iShares MSCI Australia Index Fund Δ	91,900	2,384,805
iShares MSCI EAFE Index Fund	68,630	5,239,901

Total Domestic Exchange Traded Funds (Cost $7,450,678)		7,624,706

FOREIGN EXCHANGE TRADED FUND — 0.5%
France — 0.5%
StreetTRACKS MSCI Europe Consumer Staples (Cost $6,959,486)	69,200	7,039,340

FOREIGN PREFERRED STOCKS — 0.5%
Brazil — 0.3%
Centrais Eletricas Brasileiras SA Class B	43,181,800	938,963
Companhia de Tecidos do Norte de Minas - Coteminas	2,595,260	387,973
Companhia Energetica de Minas Gerais	3,231,000	158,390
Eletropaulo Metropolitana de Sao Paulo SA Class B	3,932,900	183,254
Investimentos Itau SA	569,407	3,178,265

		4,846,845

South Korea — 0.2%
Samsung Electronics Co., Ltd.	4,643	2,183,809

Total Foreign Preferred Stocks (Cost $4,254,412)		7,030,654

See Notes to Schedules of Investments.	74

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 14.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	44,612,426	$44,612,426
Northern Institutional Liquid Assets Portfolio§	179,878,592	179,878,592

Total Money Market Funds (Cost $224,491,018)		224,491,018

TOTAL INVESTMENTS — 111.3% (Cost $1,259,409,260)		1,706,726,108
Liabilities in Excess of Other Assets — (11.3)%		(172,808,850)

NET ASSETS — 100.0%		$1,533,917,258

75	See Notes to Schedules of Investments.

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2007, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$78,603,766	7.15%
Low-Duration Bond	35,016,955	4.22
Medium-Duration Bond	60,789,426	4.84
Extended-Duration Bond	10,565,925	1.90
Global Bond	12,276,152	11.26
International Equity	4,197,810	0.27

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, swap contracts and/or short sales.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default. Income accrual halted.
+	—	Security is valued at fair value (2).
§	—	Security purchased with the cash collateral from securities loaned.
†	—	Variable rate security (1).
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2007.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

(2)	Fair valued securities were held in the Value Equity Fund, Growth Equity Fund and Small Cap Equity Fund at an aggregate market value of $1,209, $0 and $0, respectively, which amounted to 0.00% of each of those funds.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars.
(B)	—	Par is denominated in Brazilian Real.
(C)	—	Par is denominated in Canadian Dollars.
(D)	—	Par is denominated in Danish Kroner.
(E)	—	Par is denominated in Euro.
(G)	—	Par is denominated in Singapore Dollars.
(I)	—	Par is denominated in Icelandic Kronur.
(J)	—	Par is denominated in Japanese Yen.
(K)	—	Par is denominated in Swedish Kronor.
(M)	—	Par is denominated in Mexican Pesos.
(P)	—	Par is denominated in Argentinian Pesos.
(R)	—	Par is denominated in Russian Rubles.
(S)	—	Par is denominated in South African Rand.
(T)	—	Par is denominated in Thailand Baht.
(U)	—	Par is denominated in British Pounds.
(W)	—	Par is denominated in South Korean Won.
(Y)	—	Par is denominated in Egyptian Pounds.
(Z)	—	Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
(b)	—	Counterparty to contract is UBS AG.
(c)	—	Counterparty to contract is Morgan Stanley Capital Services.
(d)	—	Counterparty to contract is Barclays Capital.
(e)	—	Counterparty to contract is Lehman Brothers Special Financing, Inc.
(f)	—	Counterparty to contract is Citibank NA London.
(g)	—	Counterparty to contract is JPMorgan Chase Bank.
(h)	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
(i)	—	Counterparty to contract is Deutsche Bank AG.
(j)	—	Counterparty to contract is BNP Paribas.
(k)	—	Counterparty to contract is Bank of America.
(l)	—	Counterparty to contract is Credit HSBC Bank USA, N.A.
(m)	—	Counterparty to contract is Royal Bank of Scotland.
(n)	—	Counterparty to contract is Credit Suisse International.

NOTE 1: VALUATION OF SECURITIES

GuideStone Funds (each a “Fund” and together, the “Funds”) (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses FT-Interactive Data (“FT”) as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Date Target Funds and Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

NOTE 2: FUTURES CONTRACTS

Investments in securities as of March 31, 2007 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

	Value of Collateral	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Flexible Income Fund
June 2007 S&P 500®	$68,780	2	$715,600	$10,203

Growth & Income Fund
June 2007 S&P 500®	589,547	19	6,798,200	$62,185

Capital Opportunities Fund
June 2007 S&P 500®	717,282	29	10,376,200	$140,425

Global Equity Fund
June 2007 S&P 500®	746,759	35	12,523,000	$172,309

Flexible Income Fund I
June 2007 S&P 500® E-Mini	19,652	2	143,120	$2,556

Growth & Income Fund I
June 2007 S&P 500® E-Mini	206,341	35	2,504,600	$23,251

Capital Opportunities Fund I
June 2007 S&P 500® E-Mini	176,864	42	3,005,520	$49,876

Global Equity Fund I
June 2007 S&P 500® E-Mini	137,561	36	2,576,160	$25,219

Low-Duration Bond Fund
March 2008 90-Day Euro	15,047	65	15,482,188	$15,438
June 2008 90-Day Euro	246,175	737	175,673,163	384,937
September 2008 90-Day Euro	239,205	349	83,205,962	361,213
December 2007 90-Day Euro	113,113	386	91,795,625	96,600
December 2008 90-Day Euro	88,962	384	91,536,000	272,130
June 2007 Euro EURIBOR	60,379	194	62,125,663	(148,803)
June 2007 5-Year U.S. Treasury Note	44,066	(259)	27,401,391	(61,306)
March 2008 90-Day Sterling	79,762	354	82,070,206	(42,432)
June 2008 90-Day Sterling	31,110	138	32,010,443	(78,074)
June 2007 Euro Bund	12,713	30	4,605,458	(48,629)
June 2007 2-Year Treasury Note	530,885	134	261,440,439	(116,915)
June 2007 10-Year Treasury Note	102,707	(516)	55,792,500	222,831
June 2007 U.S. Long Treasury Bond	4,433	(41)	4,561,250	69,828
June 2007 Australian 3-Year Bond	92,974	157	32,191,907	(67,357)

				$859,461

	Value of Collateral	Open Purchase (Sale)Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Medium-Duration Bond Fund
March 2008 90-Day Euro	$42,388	118	$28,106,125	$5,605
June 2007 90-Day Euro	8,009	40	9,473,500	(904)
June 2008 90-Day Euro	244,039	677	161,371,413	454,975
September 2007 90-Day Euro	101,998	50	11,865,625	(8,662)
September 2008 90-Day Euro	91,292	236	56,265,350	261,925
December 2007 90-Day Euro	60,580	157	37,336,563	86,350
December 2008 90-Day Euro	102,494	265	63,169,375	210,200
June 2007 Euro EURIBOR	192,768	371	118,807,324	(238,417)
June 2007 5-Year U.S. Treasury Note	13,739	74	8,675,344	(18,003)
March 2008 90-Day Sterling	268,955	715	165,763,268	(129,681)
June 2007 90-Day Sterling	59,774	30	6,953,626	(11,551)
June 2008 90-Day Sterling	110,650	294	68,196,160	(124,786)
December 2007 90-Day Sterling	10,528	28	6,488,674	(3,486)
December 2008 90-Day Sterling	63,645	169	39,226,137	(32,663)
June 2007 Euro Bund	63,342	48	7,368,733	(77,265)
June 2007 2-Year Treasury Note	33,231	(146)	29,914,031	37,992
June 2007 10-Year Treasury Note	76,893	(434)	46,926,250	321,784
June 2007 U.S. Long Treasury Bond	2,212	6	2,002,500	8,330

				$741,743

Global Bond Fund
June 2007 10-Year U.S. Treasury Note	4,796	6	648,750	$720
June 2007 5-Year U.S. Treasury Note	14,861	(19)	2,010,141	7,640
December 2007 90-Day Euro	77,356	44	10,463,750	5,830
June 2007 Euro Bund	21,563	19	2,916,790	(11,802)

				$2,388

Equity Index Fund
June 2007 S&P 500®	687,805	25	8,945,000	$122,756

Real Estate Securities Fund
June 2007 Russell 2000® IMM-Mini	540,418	43	3,474,400	$65,169

Value Equity Fund
June 2007 S&P 500®	3,832,054	169	60,468,200	$845,497
June 2007 S&P 500® E-Mini	147,387	23	1,645,880	26,293

				$871,790

Growth Equity Fund
June 2007 S&P 500®	3,684,668	144	51,523,200	$594,791

Small Cap Equity Fund
June 2007 Russell 2000® IMM-Mini	869,582	261	21,088,800	$529,487

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2007, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/05/07	British Pounds	1,339,000	US Dollars	2,601,874	$(33,040)
04/18/07	New Zealand Dollars	1,113,479	US Dollars	758,821	(35,582)
04/20/07	Euro	1,840,000	Norwegian Kroner	15,217,783	45,117
04/20/07	Euro	1,820,000	Swedish Kronor	16,469,180	(71,997)
04/20/07	US Dollars	3,819,887	Singapore Dollars	5,845,000	20,411
04/20/07	Singapore Dollars	5,845,000	US Dollars	3,536,688	(4,609)
04/26/07	Euro	29,516,000	US Dollars	39,451,579	(19,924)
04/26/07	US Dollars	10,363,170	Euro	7,760,000	14,213
05/15/07	US Dollars	10,120,311	Japanese Yen	1,217,858,000	279,973
08/16/07	US Dollars	5,851,000	Chinese Yuan	45,169,720	125,877
01/10/08	US Dollars	1,781,705	Chinese Yuan	13,128,000	(101)
03/05/08	US Dollars	3,915,000	Chinese Yuan	28,747,845	23,698

					$344,036

Medium-Duration Bond Fund
04/05/07	British Pounds	3,533,000	US Dollars	6,865,719	$(86,598)
04/12/07	Mexican Pesos	27,099,703	US Dollars	2,474,994	21,492
04/18/07	Australian Dollars	14,023,210	US Dollars	10,866,501	(473,480)
04/26/07	Euro	842,371	US Dollars	1,125,080	(1,417)
04/26/07	Euro	47,060,000	US Dollars	62,899,593	(33,355)
05/09/07	Canadian Dollars	667,776	US Dollars	566,859	(12,247)
05/09/07	US Dollars	4,734,318	Euro	3,630,000	78,384
05/15/07	US Dollars	10,284,873	Japanese Yen	1,237,661,000	284,526
08/16/07	US Dollars	6,143,000	Chinese Yuan	47,423,960	132,159
09/19/07	US Dollars	2,828,000	Russian Rubles	74,079,460	24,074
01/10/08	US Dollars	1,886,480	Chinese Yuan	13,900,000	(108)
03/05/08	US Dollars	1,750,000	Chinese Yuan	12,850,250	10,593

					$(55,977)

Global Bond Fund
05/09/07	Australian Dollars	1,563,516	US Dollars	1,249,508	$(14,024)
05/09/07	British Pounds	1,900,000	US Dollars	3,762,568	24,103
05/09/07	Mexican Pesos	17,796,973	US Dollars	1,618,251	9,286
05/09/07	US Dollars	210,000	Mexican Pesos	2,294,775	(2,537)
05/09/07	US Dollars	652,110	Euro	500,000	16,898
05/09/07	Euro	400,000	US Dollars	527,968	(7,239)
05/09/07	US Dollars	9,955,168	Japanese Yen	1,187,318,400	177,008
05/09/07	Japanese Yen	344,728,000	US Dollars	2,893,304	(48,488)
05/09/07	US Dollars	1,100,000	Philipine Pesos	53,471,000	8,506
05/09/07	US Dollars	2,914,412	Turkish Liras	4,262,920	102,740
05/09/07	Turkish Liras	1,737,360	US Dollars	1,200,000	(29,646)
05/09/07	South African Rand	10,154,900	US Dollars	1,400,000	6,226
05/09/07	US Dollars	1,071,968	South African Rand	7,905,360	13,054
05/16/07	Brazilian Real	6,827,000	US Dollars	3,210,178	(82,586)
05/16/07	US Dollars	1,100,000	Brazilian Real	2,352,900	34,838
05/16/07	US Dollars	752,324	Korean Won	700,000,000	(7,501)

					$200,638

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
International Equity Fund
04/12/07	Euro	711,136	Japanese Yen	109,394,095	$(20,370)
04/20/07	Euro	832,121	Australian Dollars	1,376,495	529
04/26/07	British Pounds	10,428,500	US Dollars	20,405,707	(114,878)
05/18/07	British Pounds	672,089	Euro	1,010,387	30,086

					$(104,633)

NOTE 4: FEDERAL INCOME TAX INFORMATION

At March 31, 2007, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities	Federal Tax Cost
MyDestination 2005	$48,373	$87,652	$(39,279)	$12,018,876
MyDestination 2015	67,209	226,434	(159,225)	32,196,706
MyDestination 2025	20,129	143,764	(123,635)	17,982,974
MyDestination 2035	45,411	95,169	(49,758)	8,786,168
MyDestination 2045	40,347	61,998	(21,651)	4,773,201
Flexible Income	43,157,113	44,672,982	(1,515,869)	271,209,062
Growth & Income	216,564,678	221,521,523	(4,956,845)	1,136,029,652
Capital Opportunities	221,144,424	223,919,621	(2,775,197)	889,883,459
Global Equity	238,320,175	238,692,567	(372,392)	772,434,623
Flexible Income I	(1,584,406)	1,387,278	(2,971,684)	68,322,906
Growth & Income I	2,624,447	15,072,225	(12,447,778)	330,647,818
Capital Opportunities I	12,725,035	18,010,290	(5,285,255)	225,562,289
Global Equity I	11,260,480	13,527,830	(2,267,350)	178,433,691
Money Market	—	—	—	1,087,960,966
Low-Duration Bond	(917,348)	2,539,849	(3,457,197)	880,117,456
Medium-Duration Bond	3,059,298	10,902,330	(7,843,032)	1,586,351,091
Extended-Duration Bond	12,244,350	17,663,772	(5,419,422)	606,429,929
Global Bond	1,130,259	1,493,235	(362,976)	141,287,363
Equity Index	134,036,789	179,021,295	(44,984,506)	450,299,971
Real Estate Securities	7,120,219	11,758,540	(4,638,321)	148,358,511
Value Equity	286,783,390	315,415,944	(28,632,554)	1,530,263,880
Growth Equity	276,410,279	312,840,967	(36,430,688)	1,490,395,382
Small Cap Equity	68,253,004	96,282,868	(28,029,864)	779,334,473
International Equity	430,319,010	447,612,741	(17,293,731)	1,276,407,098

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	5/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	5/17/07

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date	5/17/07

*	Print the name and title of each signing officer under his or her signature.